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                              File Number: 333-144604

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                       Pre-Effective Amendment Number
                                                      ---

                       Post-Effective Amendment Number 5
                                                      ---

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                         Pre-Effective Amendment Number
                                                        ---

                            Post-Effective Number  5
                                                  ---

            MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                              Dwayne C. Radel, Esq.
                    Senior Vice President and General Counsel
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas E. Bisset, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, D.C. 20004-2415

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It  is proposed that this filing will become effective (check appropriate box):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2009 pursuant to paragraph (b) of Rule 485
    / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Universal Life Insurance
Policies.

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

     This prospectus describes a Variable Universal Life Insurance Policy (the "Policy") issued by Minnesota Life Insurance Company ("Minnesota Life" "we" "us" or "our"). The Policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your insurance agent or financial adviser.

     You can allocate your Policy's accumulation value to one or more sub-accounts of the Minnesota Life Individual Variable Universal Life Account (the "Account"), each of which invests exclusively in one of the Portfolios listed below. The value of your investment in the Account will vary with the investment experience of the sub-accounts you select. You can also allocate your Policy's accumulation value to the guaranteed interest account, which credits a specific rate of interest and is part of Minnesota Life's general account.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE UNDER THE POLICY:

[ADVANTUS(R) LOGO] | CAPITAL MANAGEMENT

ADVANTUS SERIES FUND, INC.

-    BOND PORTFOLIO -- CLASS 1 SHARES

-    INDEX 400 MID-CAP PORTFOLIO -- CLASS 1 SHARES

-    INDEX 500 PORTFOLIO -- CLASS 1 SHARES

-    INTERNATIONAL BOND PORTFOLIO -- CLASS 1 SHARES

-    MORTGAGE SECURITIES PORTFOLIO -- CLASS 1 SHARES

-    REAL ESTATE SECURITIES PORTFOLIO -- CLASS 1 SHARES

[ALLIANCEBERNSTEIN LOGO]
     Investments

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-    INTERNATIONAL VALUE PORTFOLIO -- CLASS A SHARES

[FIDELITY(R) LOGO]
   INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

-    EQUITY-INCOME PORTFOLIO -- INITIAL CLASS SHARES

-    MID CAP PORTFOLIO -- INITIAL CLASS SHARES

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-    FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 1 SHARES

[i.b.botson. LOGO]
ETF ALLOCATION SERIES.....

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

-    IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS I
     SHARES*

-    IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES*

-    IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES*

-    IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS I SHARES*

-    IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS I
     SHARES*


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[IVY FUNDS LOGO]
VARIABLE INSURANCE PORTFOLIOS


IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC. (FORMERLY KNOWN AS W&R TARGET FUNDS, INC.)

-    IVY FUNDS VIP ASSET STRATEGY

-    IVY FUNDS VIP CORE EQUITY

-    IVY FUNDS VIP GLOBAL NATURAL RESOURCES

-    IVY FUNDS VIP GROWTH

-    IVY FUNDS VIP INTERNATIONAL VALUE

-    IVY FUNDS VIP SCIENCE AND TECHNOLOGY


[JANUS LOGO]


JANUS ASPEN SERIES

- JANUS PORTFOLIO -- INSTITUTIONAL SHARES (FORMERLY KNOWN AS LARGE CAP GROWTH PORTFOLIO)

- OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES (FORMERLY KNOWN AS INTERNATIONAL GROWTH PORTFOLIO)


[Vanguard(R) LOGO]

VANGUARD(R) VARIABLE INSURANCE FUND

-    BALANCED PORTFOLIO

-    CAPITAL GROWTH PORTFOLIO

-    DIVERSIFIED VALUE PORTFOLIO

-    EQUITY INCOME PORTFOLIO

-    HIGH YIELD BOND PORTFOLIO

-    INTERNATIONAL PORTFOLIO

-    MONEY MARKET PORTFOLIO

-    SHORT-TERM INVESTMENT-GRADE PORTFOLIO

-    SMALL COMPANY GROWTH PORTFOLIO

-    TOTAL BOND MARKET INDEX PORTFOLIO

-    TOTAL STOCK MARKET INDEX PORTFOLIO

[VAN KAMPEN LOGO]
INVESTMENTS

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.


-    EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES


* These Portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled "General Descriptions -- The Funds" for additional information.

PLEASE NOTE THAT THE POLICY AND THE PORTFOLIOS:

     -    are not guaranteed to achieve their goals;

     -    are not federally insured;

     -    are not endorsed by any bank or government agency; and

     -    are subject to risks, including loss of the amount invested.

A PROSPECTUS FOR EACH OF THE PORTFOLIOS AVAILABLE THROUGH THE ACCOUNT MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY BEFORE INVESTING AND SAVE THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE POLICY, THE GUARANTEED INTEREST ACCOUNT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

MINNESOTA LIFE
400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
PH 651/665-3500 - http:/www.minnesotalife.com


DATED: MAY 1, 2009


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TABLE OF CONTENTS

SUMMARY OF BENEFITS AND RISKS                                                  1
FEE TABLES                                                                     4
GENERAL DESCRIPTIONS                                                          10
   Minnesota Life Insurance Company                                           10
   Individual Variable Universal Life Account                                 10
   The Funds                                                                  11
   Additions, Deletions or Substitutions                                      13
   The Guaranteed Interest Account and the Loan Account                       14
   Payments Made by Underlying Mutual Funds                                   15
INFORMATION ABOUT THE POLICY                                                  15
   Variable Universal Life Insurance                                          15
   Policy Changes                                                             16
   Applications and Policy Issue                                              17
   Policy Premiums                                                            18
   Free Look                                                                  20
   Accumulation Value                                                         20
   Transfers                                                                  23
DEATH BENEFIT                                                                 26
   Death Benefit Proceeds                                                     26
   Death Benefit Options                                                      26
   Effect of Partial Surrenders on the Death Benefit                          30
   Choosing Death Benefit Options                                             31
   Changing the Death Benefit Option                                          31
   Increasing/Decreasing the Face Amount                                      31
   Settlement Options                                                         32
   Policy Loans                                                               32
   Surrender                                                                  34
   Partial Surrender                                                          35
   Policy Charges                                                             35
   Other Policy Provisions                                                    40
   Supplemental Agreements                                                    41
OTHER MATTERS                                                                 43
   Federal Tax Status                                                         43
   Tax Treatment of Policy Benefits                                           44
   Voting Rights                                                              48
   Compensation Paid for the Sale of Policies                                 49
   Legal Proceedings                                                          50
   Financial Statements                                                       50
   Registration Statement                                                     50
STATEMENT OF ADDITIONAL INFORMATION                                           51
APPENDIX -- GLOSSARY                                                         A-1

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                (This page has been left blank intentionally.)

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SUMMARY OF BENEFITS AND RISKS


     The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features of the Policy. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a flexible premium variable universal life insurance policy called Accumulator VUL. As the policy owner, you can exercise all the rights under the Policy, including the right to change the owner, the beneficiary and to make other policy changes. The Policy combines both life insurance protection and the potential for accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged. You can lose some or all of your money. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within ten days after you receive it.


     WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

     The Policy allows for the growth of accumulation value, while life insurance coverage remains in force, and permits the flexible payment of premiums. The accumulation value of the Policy will fluctuate with the investment performance of the sub-accounts of the Account. You may transfer accumulation value among the sub-accounts and the guaranteed interest account, surrender all or part of your accumulation value under the Policy and take policy loans, subject to the limitations described in this prospectus. Each Policy has a face amount, however, the death benefit payable upon the death of the insured may be greater than the face amount, as described later in this prospectus.


     We offer nine Agreements that provide supplemental insurance benefits under the Policy: Accelerated Benefit, Death Benefit Guarantee, Early Values, Family Term -- Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges and Waiver of Premium Agreements. There is no charge for the Accelerated Benefit Agreement. The Agreements may not be available in all states. If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premium payments to either the Guaranteed Interest Account or one of the Ibbotson ETF Asset Allocation Portfolios. See "Sub-Account Allocation."


     We also offer several ways of receiving death benefit proceeds under the Policy, other than in a lump sum. Information concerning the settlement options available under the Policy is set forth later in this prospectus, and in the Statement of Additional Information that we will provide you upon request. See "Statement of Additional Information" section to this prospectus.

     In general, under the Internal Revenue Code (the "Code"), the death benefit payable under a qualifying life insurance policy is excludable from the gross income of the beneficiary, and the owner would not be deemed to be in constructive receipt of the accumulation value of the Policy until there is a distribution. This means that under a qualifying life insurance policy, accumulation value builds up on a tax deferred basis and transfers of accumulation value among the available investment options under the Policy may be made tax free. This Policy is designed to afford the tax treatment normally accorded life insurance contracts under the Code.

     HOW CAN THE POLICY BE CHANGED?

     The Policy allows you the flexibility to tailor your Policy to your needs at issue and to change your Policy thereafter as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option under the Policy.

     WHAT MAKES THE POLICY VARIABLE?

     The Policy is called "variable" because unlike traditional whole life and universal life contracts which provide for accumulation of contract values at fixed rates determined by the insurance company, the accumulation value of the Policy may be invested in the sub-accounts of the Account. In turn, each sub-account invests exclusively in a corresponding Portfolio of a Fund. Thus, your accumulation value, to the extent invested in a sub-account, will vary with the positive or negative investment experience of the corresponding Portfolio.


     If you seek a fixed return on your accumulation value, you can allocate premiums and accumulation value to the guaranteed interest account, which credits a fixed rate of interest and is part of Minnesota Life's general account. See "Individual Variable Universal Life Account" and "The Funds."

     With the guaranteed interest account, you do not bear the risk that adverse investment performance will lower your accumulation value invested in that account. See "The Guaranteed Interest Account and the Loan Account."


     WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

     The Policy provides three death benefit options: the Level Option, the Increasing Option and the Sum of Premiums Option.

     Under the Level Option, the death benefit is the face amount of the Policy. If the Level Option is in effect, the death benefit payable will not be affected by either the negative or positive investment performance of the investment options.

     Under the Increasing Option, the death benefit equals the face amount of the Policy plus the accumulation value at the time of death of the insured. If the Increasing Option is in effect, the death benefit payable will reflect the investment performance of the investment options in which accumulation value has been invested.


     The Sum of Premiums Option provides a death benefit equal to the face amount of the Policy plus the sum of all premiums paid less the sum of all partial surrenders. If the Sum of Premiums Option is in effect, the death benefit payable will not be affected by either the negative or positive investment performance of the investment options. See "Death Benefit Options."


     In order for your Policy to be considered life insurance under Code Section 7702, it must satisfy either the cash value accumulation test or the guideline premium test. Unless you specify otherwise, the death benefit qualification test for this Policy is the guideline premium test. The death benefit qualification test is shown on the policy data pages and cannot be changed. In order to ensure the Policy continues to satisfy the definition of life insurance under Code Section 7702, we may need to adjust the amount of death benefit payable under the death benefit option you have chosen.

     DO YOU HAVE ACCESS TO YOUR ACCUMULATION VALUE?


     Yes. You may transfer accumulation value among the available investment options or surrender the Policy at any time. You may also make a partial surrender of the accumulation value of the Policy after the first policy year. A surrender or partial surrender may have federal tax consequences. See "Federal Tax Status." A Surrender Charge may apply if you surrender the Policy, unless you have elected the Early Values Agreement. If you request a partial surrender, we will assess a Partial Surrender Transaction Charge of 2 percent of the amount withdrawn not to exceed $25.


     The maximum partial surrender that you may make at any time is equal to the accumulation value less any outstanding policy loan and accrued interest, any applicable Surrender Charge and three months of monthly charges. The minimum partial surrender that you may make is $500. We will not process a partial surrender that would cause your Policy to be disqualified as life insurance under the Code. We reserve the right to defer the payment of any amount from the guaranteed interest account upon surrender or partial surrender for up to six months.


     You may also borrow an amount up to your accumulation value less any applicable Surrender Charge and three months of monthly charges as a policy loan. A policy loan may have tax consequences. See "Federal Tax Status."

     WHAT ARE SOME OF THE RISKS OF THE POLICY?

     Your accumulation value under the Policy, to the extent invested in the sub-accounts of the Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the sub-accounts may reduce your accumulation value under the Policy. You are also subject to the risk that the investment performance of the sub-accounts you select may be less favorable than that of other sub-accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. The Policy also offers you the opportunity to have your accumulation value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The death benefit may also increase and decrease with investment experience.


     There is the risk that the Policy may terminate. As described in the "Termination" and "Reinstatement" sections of this prospectus, termination will only occur when the accumulation value under the Policy, less the sum of any outstanding policy loans and unpaid policy loan interest, is insufficient to cover the monthly charges, and the subsequent grace period expires without sufficient payment being made. You may reinstate a terminated Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding policy loan, there may be significant adverse tax consequences to the owner. Policy loans may also have a negative effect on a Policy's accumulation value, and may reduce the death benefit. See "Policy Premiums."


     You may elect the Overloan Protection Agreement to prevent policy termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain and, it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating the purchase of the Policy with the Overloan Protection Agreement should consult a tax adviser.


     Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, unless you have elected the Early Values Agreement. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the accumulation value and will reduce the death benefit and increase the risk of termination. See "Federal Tax Status."


     There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard underwriting class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that the accumulation value is constructively received before it is actually received. There is also a risk that the death benefit payable under this Policy may be subject to estate taxation.

     The Policy may be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, sub-account values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, the policy owner could lose all or part of their premium payments.

     There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly accumulation value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

     Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.


     PORTFOLIO RISKS A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

     TRANSACTION FEES

     This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.

                                                                        AMOUNT DEDUCTED
        CHARGE          WHEN CHARGE IS DEDUCTED        GUARANTEED CHARGE*               CURRENT CHARGE
Premium Charge(1)       Upon premium  payment     7 percent of premium payment   4 percent of premium payment

Policy Change           Upon change in face       $100                           $60
Transaction Charge      amount, death benefit
                        option, or risk class

Partial Surrender       Upon partial surrender    2 percent of amount            2 percent of amount
Transaction Charge                                surrendered, not to exceed     surrendered, not to exceed
                                                  $25                            $25

Transfer Transaction    Upon transfer             $25 for each transfer          First twelve transfers in
Charge                                                                           policy year are free; $10
                                                                                 for each additional
                                                                                 transfer

Surrender Charge        Upon policy termination   For the initial face amount    For the initial face
                        or full surrender of      or any face amount increase,   amount or any face amount
                        the Policy within the     1.4 times the lesser of: (a)   increase, 1.4 times the
                        first ten policy years,   60 times the Policy Issue      lesser of: (a) 60 times
                        or within the first ten   Charge for the initial face    the Policy Issue Charge
                        years of an increase in   amount or the face amount      for the initial face
                        face amount               increase as applicable, or     amount or the face amount
                                                  (b) the sum of any remaining   increase as applicable, or
                                                  Policy Issue Charges for the   (b) the sum of any
                                                  initial face amount or the     remaining Policy Issue
                                                  face amount increase, as       Charges for the initial
                                                  applicable, measured from      face amount or the face
                                                  policy termination or full     amount increase, as
                                                  surrender to the end of the    applicable, measured from
                                                  ten year surrender charge      policy termination or full
                                                  period                         surrender to the end of
                                                                                 the ten year surrender
                                                                                 charge period

     (1) The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.


                                                                       AMOUNT DEDUCTED
         CHARGE            WHEN CHARGE IS DEDUCTED      GUARANTEED CHARGE*           CURRENT CHARGE
Monthly Policy            Monthly                    $12 plus $0.0125 per       $8
Charge                                               $1,000 of face amount

Policy Issue Charge(1)

MINIMUM CHARGE(2)         Monthly, within the        $0.04 per $1,000 of        $0.04 per $1,000 of
                          first ten policy years,    initial face amount or     initial face amount or
                          and within the first       face amount increase       face amount increase
                          ten years of an increase
                          in face amount

MAXIMUM CHARGE(3)         Monthly, within the        $0.53 per $1,000 of        $0.53 per $1,000 of
                          first ten policy years,    initial face amount or     initial face amount or
                          and within the first       face amount increase       face amount increase
                          ten years of an increase
                          in face amount

CHARGE FOR INSURED AGE    Monthly, within the        $0.17 per $1,000 of        $0.17 per $1,000 of
35 IN MALE, PREFERRED     first ten policy years,    initial face amount or     initial face amount or
SELECT NON-TOBACCO        and within the first       face amount increase       face amount increase
RISK CLASS, WITH LEVEL    ten years of an increase
OPTION DEATH BENEFIT      in face amount

Cost of Insurance
Charge(4)

MINIMUM CHARGE(5)         Monthly                    $0.015 per $1,000 of net   $.005 per $1,000 of net
                                                     amount at risk(6)          amount at risk

MAXIMUM CHARGE(7)         Monthly                    $83.33 per $1,000 of net   $70.00 per $1,000 of net
                                                     amount at risk             amount at risk

CHARGE FOR INSURED AGE    Monthly                    $0.14 per $1,000 of        $0.03 per $1,000 of
35 IN MALE, PREFERRED                                increased net amount at    increased net amount at
SELECT NON-TOBACCO RISK                              risk provided by this      risk provided by this
CLASS                                                agreement                  agreement

Mortality and             Monthly                    .075 percent of the        .030 percent of the
Expense Risk Charge                                  Policy accumulation        Policy accumulation
                                                     value                      value in policy years
                                                                                1-10, and no charge
                                                                                thereafter

Cash Extra Charge(8)

MINIMUM CHARGE            Monthly                    $0                         $0

MAXIMUM CHARGE            Monthly                    $100 per $1,000 of face    $100 per $1,000 of face
                                                     amount                     amount

                                                                       AMOUNT DEDUCTED
         CHARGE            WHEN CHARGE IS DEDUCTED      GUARANTEED CHARGE*           CURRENT CHARGE
CHARGE FOR INSURED AGE    Monthly                    $0.01 per $1,000 of        $0.01 per $1,000 of
35 IN MALE, PREFERRED                                initial face amount        initial face amount
SELECT NON-TOBACCO
RISK CLASS

Net Loan Interest         Annually, on each policy   The net loan interest we   The net loan interest we
Charge(9)                 anniversary, and upon a    charge depends upon        charge depends upon
                          policy loan transaction,   how long the policy has    how long the policy has
                          full surrender, policy     been in force. For         been in force. For
                          termination or death       policies in force less     policies in force less
                          of the Insured             than ten years, we         than ten years, we
                                                     charge a net loan          charge a net loan
                                                     interest amount of 1.0     interest amount of 1.0
                                                     percent. For policies in   percent. For policies in
                                                     force more than ten        force more than ten
                                                     years, we charge a net     years, we charge a net
                                                     loan interest amount of    loan interest amount of
                                                     0.10 percent.(9)           0.10 percent.(9)


     (1) The Policy Issue Charge varies based on the insured's gender, risk class, age, and the death benefit option chosen. The Policy Issue Charges shown in the table may not be representative of the charge you will pay. Your Policy's schedule page indicates your Policy Issue Charge applicable to your Policy. More information about the Policy Issue Charge is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

     (2) The minimum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Non-Tobacco Risk Class, age 0, Level Option death benefit.

     (3) The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, age 80, Level Option death benefit.

     (4) The Cost of Insurance Charge will vary based on the insured's gender, risk class, and age. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. The policy data pages of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy, and more detailed information concerning your Cost of Insurance Charge is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

     (5) The minimum Cost of Insurance Charge assumes the insured has the following characteristics: Female, Preferred Non-Tobacco, age 6.

     (6) The net amount at risk is equal to the death benefit payable divided by the net amount at risk divisor, as shown on the policy data pages of your Policy, minus Policy accumulation value.

     (7) The maximum Cost of Insurance Charge assumes the insured has the following characteristics: Male, Standard Non-Tobacco, age 120.

     (8) The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured's gender, risk class and age. The charge compensates us for providing the death benefit under the Policy where the insured presents a heightened or increased level of mortality risk as a result of an outstanding medical condition (e.g., cancer that is in remission) or an occupation or activity (e.g., sky-diving). We will assess the Cash Extra Charge only for the period of time necessary to compensate us for the heightened mortality risk we would bear as a result of an insured's outstanding medical condition, occupation or activity. Under most Policies, we do not assess a Cash Extra Charge. The Cash Extra Charge shown in the table may not be typical of the charge you will pay. The policy data pages of your Policy will indicate the guaranteed Cash Extra Charge applicable to your Policy. More detailed information concerning whether a Cash Extra Charge applies is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

     (9) We charge interest on policy loans, but we also credit interest on the loan account value we hold as collateral on policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loan account values.



         CHARGE FOR              WHEN CHARGE IS                             AMOUNT DEDUCTED
        AGREEMENT(10)               DEDUCTED         GUARANTEED CHARGE*                        CURRENT CHARGE
Waiver of Premiums

MINIMUM CHARGE(11)                   Monthly     $0.01 per $1,000 of face amount  $0.01 per $1,000 of face amount

MAXIMUM CHARGE(12)                   Monthly     $0.51 per $1,000 of face amount  $0.51 per $1,000 of face amount

CHARGE FOR INSURED AGE               Monthly     $0.02 per $1,000 of face amount  $0.02 per $1,000 of face amount
30 IN MALE, STANDARD
NON-TOBACCO RISK
CLASS, WITH LEVEL
OPTION DEATH BENEFIT

Waiver of Charges

MINIMUM CHARGE(13)                   Monthly     $0.01 per $1,000 of face amount  $0.01 per $1,000 of face amount

MAXIMUM CHARGE(14)                   Monthly     $0.38 per $1,000 of face amount  $0.38 per $1,000 of face amount

CHARGE FOR INSURED AGE               Monthly     $0.02 per $1,000 of face  amount $0.02 per $1,000 of face amount
30 IN MALE, STANDARD
NON-TOBACCO RISK
CLASS, WITH LEVEL
OPTION DEATH BENEFIT

Death Benefit
Guarantee

MINIMUM CHARGE(15)                   Monthly     $0.02 per $1,000 of net amount   $0.01 per $1,000 of net amount at risk
                                                 at risk

MAXIMUM CHARGE(16)                   Monthly     $83.33 per $1,000 of net amount  $7.00 per $1,000 of net amount at risk at risk

CHARGE FOR INSURED AGE               Monthly     $0.14 per $1,000 of net amount   $0.004 per $1,000 of net amount at risk
45 IN MALE, PREFERRED                            at risk
SELECT NON-TOBACCO
RISK CLASS, WITH LEVEL
OPTION DEATH BENEFIT

Term Insurance

MINIMUM CHARGE(17)                   Monthly     $0.015 per $1,000 of net amount  $0.008 per $1,000 of net amount at risk at risk

MAXIMUM CHARGE(18)                   Monthly     $83.33 per $1,000 of net amount  $22.57 per $1,000 of net amount at risk at risk

CHARGE FOR INSURED AGE               Monthly     $0.14 per $1,000 of net amount   $0.07 per $1,000 of net amount at risk
40 IN MALE, STANDARD                             at risk
NON-TOBACCO RISK
CLASS, WITH LEVEL
OPTION DEATH BENEFIT

         CHARGE FOR              WHEN CHARGE IS                            AMOUNT DEDUCTED
        AGREEMENT(10)               DEDUCTED         GUARANTEED CHARGE*                        CURRENT CHARGE
Family Term                      Monthly         $0.40 per $1,000 of              $0.40 per $1,000 of coverage
Insurance -- Children                            coverage

Overloan Protection

MINIMUM CHARGE(19)               Upon exercise   7 percent of Policy              5 percent of Policy accumulation value
                                 of agreement    accumulation value upon          upon exercise of agreement
                                                 exercise of agreement

MAXIMUM CHARGE(20)               Upon exercise   7 percent of Policy              5 percent of Policy accumulation value
                                 of agreement    accumulation value upon          upon exercise of agreement
                                                 exercise of agreement

CHARGE FOR INSURED AGE           Upon exercise   7 percent of Policy              4 percent of Policy accumulation value
75 IN MALE, STANDARD             of agreement    accumulation value upon          upon exercise of agreement
NON-TOBACCO RISK CLASS                           exercise of agreement

Interest Accumulation
Agreement(21)

MINIMUM CHARGE(22)               Monthly         $.015 per $1,000 of increased    $.005 per $1,000 of increased
                                                 net amount at risk provided by   net amount at risk provided by
                                                 this agreement                   this agreement

MAXIMUM CHARGE(23)               Monthly         $83.33 per $1,000 of increased   $70.00 per $1,000 of increased
                                                 net amount at risk provided by   net amount at risk provided by
                                                 this agreement                   this agreement

CHARGE FOR INSURED AGE           Monthly         $.14 per $1,000 of increased     $.03 per $1,000 of increased
35 IN MALE, PREFERRED                            net amount at risk provided by   net amount at risk provided by
SELECT NON-TOBACCO                               this agreement                   this agreement
RISK CLASS

Early Values                     Monthly         0.05 percent of the              0.01 percent of the
Agreement(24)                                    accumulation value less policy   accumulation value less policy
                                                 loan                             loan


     (10) The charge for the Waiver of Premium Agreement, Waiver of Charges Agreement, Death Benefit Guarantee Agreement, Term Insurance Agreement and Interest Accumulation Agreement (after August 17, 2008) varies based on the insured's gender, risk class, age, and death benefit option. The charge for the Overloan Protection Agreement varies based on the insured's gender, risk class, age, and accumulation value under the Policy upon exercise of the agreement. The charges shown in the table may not be typical of the charges you will pay. More detailed information regarding the charges for the optional Agreements is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

     (11) The minimum Waiver of Premiums Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 0, Level Option death benefit.

     (12) The maximum Waiver of Premiums Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 59, Level Option death benefit.

     (13) The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 0, Level Option death benefit.

     (14) The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 59, Increasing Option death benefit.

     (15) The minimum Death Benefit Guarantee Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 3, Level Option death benefit.

     (16) The maximum Death Benefit Guarantee Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 120, Level Option death benefit.

     (17) The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 5, Level Option death benefit.

     (18) The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 120, Level Option death benefit.

     (19) The minimum Overloan Protection Charge assumes that the insured has the following characteristics: Female, Preferred Select, age 99.

     (20) The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 70.


     (21) There is no separate charge for choosing this Agreement. There will be a monthly charge once the Agreement is in force which will be the cost of insurance for the insured multiplied by the increased net amount at risk resulting from the Interest Accumulation Agreement.


     (22) The minimum Interest Accumulation Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 6.

     (23) The maximum Interest Accumulation Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, age 120.


     (24) For purposes of determining the charge for this Agreement, policy loan interest that has accrued, but which has not been paid or added to the policy loan account, will be included as part of the policy loan being subtracted from the accumulation value. The minimum and maximum charge for the Early Values Agreement is not affected by the age, risk class, gender or other characteristics of the insured. The minimum charge for this Agreement is also the current charge of 0.01 percent of the unloaned accumulation value.


     * Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.

               TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS(1)(3)


The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Portfolios for the fiscal year ended December 31, 2008. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



                                      CHARGE                                 MINIMUM   MAXIMUM
Total Annual Portfolio Operating Expenses (expenses that are deducted from
Portfolio assets include management fees, distribution [and/or service]
(12b-1) fees, and other expenses)                                             0.15%    3.20%(2)


     (1) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.


     (2) The maximum Total Annual Portfolio Company Operating Expense shown above is BEFORE any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2008 was 2.52 percent, resulting in a net annual portfolio company operating expense of 0.68 percent for the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio. The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Company Operating Expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.48 percent of Class I shares average daily net assets through April 30, 2010. The addition of excluded expenses may cause the Portfolio's Total Annual Portfolio Company Operating Expenses to exceed the maximum amounts of
          0.48 percent for Class I agreed to by the Adviser and Subadviser. Please see the Ibbotson ETF Allocation Series prospectuses for additional information.


     (3) If the policy owner is deemed to have engaged in "market-timing" the Funds may assess redemption fees. See "Market-Timing and Disruptive Trading."

GENERAL  DESCRIPTIONS

     MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

     INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

     On June 12, 2007, our Board of Trustees established the Minnesota Life Individual Variable Universal Life Account, as a separate account in accordance with Minnesota insurance law. The Account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"), but registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Account. The Account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the Account. Minnesota Life is obligated to pay all amounts promised to policy owners and beneficiaries under the Policies. The Minnesota law under which the Account was established provides that the assets of the Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable universal life insurance policies for which the Account was established. The investment performance of the Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

     The Account currently has 35 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

     THE FUNDS

     Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

                                                                      INVESTMENT                            INVESTMENT
                     FUND/PORTFOLIO                            ADVISER AND SUB-ADVISER                       OBJECTIVE
-------------------------------------------------------  ------------------------------------  -------------------------------------
ADVANTUS SERIES FUND, INC.

Bond Portfolio -- Class 1 Shares                         Advantus Capital Management, Inc.     Seeks high level of long-term total
                                                                                               rate of return as is consistent with
                                                                                               prudent investment risk;
                                                                                               preservation of capital is a
                                                                                               secondary objective.

Index 400 Mid-Cap Portfolio -- Class 1 Shares            Advantus Capital Management, Inc.     Seeks investment results generally
                                                                                               corresponding to the aggregate
                                                                                               price and dividend performance of
                                                                                               publicly traded stocks that comprise
                                                                                               the Standard & Poor's 400 MidCap
                                                                                               Index (the S&P 400).

Index 500 Portfolio -- Class 1 Shares                    Advantus Capital Management, Inc.     Seeks investment results that
                                                                                               correspond generally to the price
                                                                                               and yield performance of common
                                                                                               stocks included in the Standard &
                                                                                               Poor's 500 Composite Stock Price
                                                                                               Index (the S&P 500).

International Bond Portfolio -- Class 1 Shares           Advantus Capital Management, Inc.     Seeks to maximize current
                                                         SUB-ADVISER: Franklin Advisers, Inc.  income, consistent with the protection of principal.

Mortgage Securities Portfolio -- Class 1 Shares          Advantus Capital Management, Inc.     Seeks high level of current income
                                                                                               consistent with prudent investment
                                                                                               risk.

Real Estate Securities Portfolio -- Class 1 Shares       Advantus Capital Management, Inc.     Seeks above average income and
                                                                                               long-term growth of capital.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
International Value Portfolio -- Class A Shares          AllianceBernstein L.P.                Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Initial Class Shares          Fidelity Management & Research        Seeks reasonable income and the
                                                         Company                               potential for capital appreciation.
                                                         SUB-ADVISER: FMR Co., Inc., Fidelity  The fund's goal is to achieve a yield
                                                         Research & Analysis Company           which exceeds the composite yield
                                                         (FRAC), formerly known as             on the securities comprising the
                                                         Fidelity Management & Research        Standard & Poor's 500(SM)  Index
                                                         (Far East) Inc., Fidelity             (S&P 500(R)).
                                                         International Investment Advisors
                                                         (FIIA), Fidelity International
                                                         Investment Advisors (U.K.) Limited
                                                         (FIIA(U.K.)L), Fidelity Investments
                                                         Japan Limited (FIJ)

Mid Cap Portfolio -- Initial Class Shares                Fidelity Management & Research        Seeks long-term growth of capital.
                                                         Company
                                                         SUB-ADVISER: FMR Co., Inc., Fidelity
                                                         Research & Analysis Company
                                                         (FRAC), formerly known as
                                                         Fidelity Management & Research
                                                         (Far East) Inc., Fidelity
                                                         International Investment Advisors
                                                         (FIIA), Fidelity International
                                                         Investment Advisors (U.K.) Limited
                                                         (FIIA(U.K.)L), Fidelity Investments
                                                         Japan Limited (FIJ)

                                                                      INVESTMENT                            INVESTMENT
                     FUND/PORTFOLIO                            ADVISER AND SUB-ADVISER                       OBJECTIVE
-------------------------------------------------------  ------------------------------------  -------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value Securities Fund --               Franklin Advisory Services, LLC       Seeks long-term total return.
Class 1 Shares

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset                     ALPS Advisers, Inc.                   Seeks capital appreciation.
Allocation Portfolio -- Class I Shares*                  SUB-ADVISER: Ibbotson Associates,
                                                         Inc.
Ibbotson Balanced ETF Asset                              ALPS Advisers, Inc.                   Seeks capital appreciation
Allocation Portfolio -- Class I Shares*                  SUB-ADVISER: Ibbotson Associates,     and some current income.
                                                         Inc.
Ibbotson Conservative ETF Asset                          ALPS Advisers, Inc.                   Seeks current income and
Allocation Portfolio -- Class I Shares*                  SUB-ADVISER: Ibbotson Associates,     preservation of capital.
                                                         Inc.
Ibbotson Growth ETF Asset                                ALPS Advisers, Inc.                   Seeks capital appreciation.
Allocation Portfolio -- Class I Shares*                  SUB-ADVISER: Ibbotson Associates,
                                                         Inc.
Ibbotson Income and Growth ETF Asset                     ALPS Advisers, Inc.                   Seeks current income and
Allocation Portfolio -- Class I Shares*                  SUB-ADVISER: Ibbotson Associates,     capital appreciation.
                                                         Inc.

* Investments in one of the Ibbotson ETF Asset Allocation, funds which utilize a Fund of Funds arrangement, may incur higher expenses than investments in underlying funds that invest directly in debt and equity securities.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
Ivy Funds VIP Asset Strategy                             Waddell & Reed Investment             Seeks high total return over the
                                                         Management Company                    long term.
Ivy Funds VIP Core Equity                                Waddell & Reed Investment             Seeks capital growth and income.
                                                         Management Company

Ivy Funds VIP Global Natural Resources                   Waddell & Reed Investment             Seeks long-term growth. Any
                                                         Management Company SUB-ADVISER:       income realized will be incidental.
                                                         Mackenzie Financial
                                                         Management Company

Ivy Funds VIP Growth                                     Waddell & Reed Investment             Seeks capital growth, with a
                                                         Management Company                    secondary objective of current
                                                                                               income.
Ivy Funds VIP International Value                        Waddell & Reed Investment             Seeks long-term capital growth.
                                                         Management Company SUB-ADVISER:

                                                         Templeton Investment Counsel, LLC

Ivy Funds VIP Science and Technology                     Waddell & Reed Investment             Seeks long-term capital growth.
                                                         Management Company

JANUS ASPEN SERIES
Janus Portfolio -- Institutional Shares                  Janus Capital Management LLC          Seeks long-term growth of capital
                                                                                               consistent with the preservation of
                                                                                               capital.
Overseas Portfolio -- Institutional Shares               Janus Capital Management LLC          Seeks long-term growth of capital.

VANGUARD(R) VARIABLE INSURANCE FUND
Balanced Portfolio                                       Wellington Management                 Seeks long-term capital appreciation
                                                         Company, LLP                          and reasonable current income.

Capital Growth Portfolio                                 PRIMECAP Management Company           Seeks long-term capital appreciation.

Diversified Value Portfolio                              Barrow, Hanley,                       Seeks long-term capital appreciation
                                                         Mewhinney & Strauss, Inc.             and income.

Equity Income Portfolio                                  Wellington Management                 Seeks above-average level of current
                                                         Company, LLP                          income and reasonable long-term
                                                                                               capital appreciation.
High Yield Bond Portfolio                                Wellington Management                 Seeks high level of current income.
                                                         Company, LLP
International Portfolio                                  Schroder Investment Management        Seeks long-term capital appreciation.
                                                         North America, Inc. and Baillie
                                                         Gifford Overseas Ltd

Money Market Portfolio                                   The Vanguard Group, Inc.              Seeks current income while
                                                                                               maintaining liquidity and a stable
                                                                                               share price of $1.
Short-Term Investment-Grade Portfolio                    The Vanguard Group, Inc.              Seeks current income while
                                                                                               maintaining limited price volatility.
Small Company Growth Portfolio                           Granahan Investment Management,       Seeks long-term capital appreciation.
                                                         Inc. and Grantham,
                                                         Mayo, Van Otterloo & Co. LLC

                                                                      INVESTMENT                            INVESTMENT
                     FUND/PORTFOLIO                            ADVISER AND SUB-ADVISER                       OBJECTIVE
-------------------------------------------------------  ------------------------------------  -------------------------------------
Total Bond Market Index Portfolio                        The Vanguard Group, Inc.              Seeks to track the performance of a
                                                                                               broad, market-weighted bond
                                                                                               index.
Total Stock Market Index Portfolio                       The Vanguard Group, Inc.              Seeks to track the performance of a
                                                                                               benchmark index that measures the
                                                                                               investment return of the overall
                                                                                               stock market.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (VAN KAMPEN)
Emerging Markets Equity Portfolio -- Class II Shares     Morgan Stanley Investment             Seeks long-term capital
                                                         Management Inc.                       appreciation by investing primarily
                                                                                               in growth-oriented equity securities
                                                                                               of issuers in emerging market
                                                                                               countries.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS


     We reserve the right to add, combine or remove any sub-accounts of the Account and to transfer the assets of one or more sub-accounts to any other sub-account as permitted by law. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Account. New investment options will be made available to existing policy owners as we determine in our sole discretion.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or Portfolio for a sub-account. Substitution may be made with respect to existing accumulation values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

     We reserve the right to transfer assets of the Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and the SEC.

     We also reserve the right, when permitted by law, to de-register the Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, to combine the Account with one or more of our other separate accounts, operate the Account or a sub-account as either a unit investment trust or management company under the 1940 Act, or in any other form allowed by law, terminate and/or liquidate the Account, and make any changes to the Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any applicable federal or state laws.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     THE GUARANTEED INTEREST ACCOUNT AND THE LOAN ACCOUNT

     The guaranteed interest account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the Account and any other separate accounts which we may establish.

     Because of exemptive and exclusionary provisions, interests in our general account have not been registered as securities under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, the guaranteed interest account, the loan account, and any interest therein are not subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed interest account or the loan account. Disclosures regarding the guaranteed interest account and the loan account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

     The guaranteed interest account and the loan account are those portions of our general assets which are attributable to the Policy and other policies of its class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of policies of this class. Allocations to the guaranteed interest account and the loan account become part of our general assets and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed interest account and the loan account. Policy owners do not share in the actual investment experience of the assets in the general account.


     The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.


     You may allocate a portion or all of the net premiums or transfer accumulation value from the sub-accounts of the Account to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Account are subject to certain limitations with respect to timing and amount. These limitations are described under the "Transfers" section of this prospectus.

     GUARANTEED INTEREST ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed interest account and guarantee that interest credited to each policy owner's accumulation value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the guaranteed interest account. We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 3 percent per year, and may not do so. Any interest credited on the Policy's accumulation value in the guaranteed interest account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     LOAN ACCOUNT VALUE We bear the full investment risk for amounts allocated to the loan account. The loan account accumulation value is the sum of all policy loans, less all policy loan repayments. This amount will be increased by any loan account interest and reduced by any loan account interest allocated to the guaranteed interest account or the separate account. The loan account accumulation value will be credited daily with an annual rate of interest of not less than 3 percent. Any interest credited on the Policy's accumulation value in the loan account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     We pay the costs of selling Policies, some of which are described in more detail in the "Compensation Paid for the Sale of Policies" section of this prospectus. Sale of the Policies benefits the Funds by providing increased distribution of the shares of the Funds. The Funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the Funds. Payments from an underlying fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. The 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Account.

     In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all policy owner purchase, redemption, and transfer requests within the sub-accounts of the Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Account aggregates such transactions through the Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.20 percent of fund assets held in the Account.

INFORMATION ABOUT THE POLICY

     VARIABLE UNIVERSAL LIFE INSURANCE

     This Policy is a universal life insurance policy which permits you to determine the amount of life insurance protection and the amount of premiums you plan to pay. Universal life allows you the flexibility to customize a Policy to meet your needs and to change your Policy after issue to meet your changing needs and objectives. You may change the face amount and planned premium subject to the limitations described herein, so long as the Policy remains in force.

     FLEXIBILITY AT ISSUE Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which is allowed under the Code for the Policy to qualify as life insurance. The smallest premium that we will accept at the time of issue is the initial minimum premium (shown on your policy data pages). The minimum initial face amount is $100,000.

     If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate premiums to any of the Ibbotson ETF Asset Allocation Portfolios or to the Guaranteed Interest Account. Your allocation of premium may be made in any combination or percentages to those accounts.

     POLICY CHANGES

     The Policy allows you to change the face amount or the death benefit option of the Policy after it has been issued, subject to the limitations described more fully below. Changes in face amount or the death benefit option are referred to as policy changes. A partial surrender of a Policy's accumulation value or a change in risk classification are also policy changes. You may make one policy change or a combination of policy changes at one time. Policy changes may only be made after the first policy year.

     A request to change your Policy's face amount must be made within the insured's lifetime. The minimum change in face amount must be at least $5,000 except for face amount changes which are the result of a partial surrender.

     You must submit an application to us at our home office to increase the face amount. The application must include evidence of insurability satisfactory to us. The effective date of the increase in face amount will be the first monthly policy anniversary on or following the date we approve the increase in face amount.

     To decrease your face amount, you must send to us at our home office a written request. The initial face amount or any subsequent increase in face amount may be decreased if it has been in force for at least one year. The effective date of the decrease will be the first monthly policy anniversary on or following the date we approve your written request.

     If there have been prior increases in face amount, any decrease in face amount will be made in the following order:

          1.   first, from the most recent increase in face amount;


          2. second, from increases in face amount in the reverse order in which they were added; and


          3.   finally, the initial face amount.

     If a face amount decrease would cause your Policy to be disqualified as life insurance under the Code, we will not approve your request. Unless you have specified otherwise in writing, we will not approve a face amount decrease that would cause your Policy to be classified as a modified endowment contract under the Code or to have other tax consequences. See "Federal Tax Status."

     If you have chosen the Level Option death benefit and request a partial surrender, we will reduce the face amount of the Policy by the amount of the partial surrender. A partial surrender will not result in a reduction in the face amount of your Policy if either the Increasing Option or Sum of Premiums Option death benefit is in effect.

     If your Policy is issued with the Death Benefit Guarantee Agreement, transfers may only be made between the Ibbotson ETF Asset Allocation Portfolios and the Guaranteed Interest Account. Transfers to other sub-accounts will not be allowed as long as the Death Benefit Guarantee Agreement is in effect.

     Whenever a policy change is made, we will provide you with new policy data pages. The policy data pages will identify any new face amount, death benefit option, risk class, planned premium or age of the insured.

     Policy changes may only be made on a monthly anniversary of the policy date. Once on any given monthly policy anniversary, you may make one or a combination of policy changes. You may request a policy change by completing an application for change. Your policy change will be effective on the first monthly policy anniversary on or after the date we approve the policy change.

     TRANSACTION REQUESTS We process requests for financial transactions and certain non-financial transactions under the Policy on the Valuation Date we receive your request at our home office in good order. This means that if we receive your request for a financial transaction prior to 3:00 p.m. Central time on a Valuation Date, we will process the request at the unit values determined as of the end of that Valuation Date. If we receive your request for a financial transaction at or after 3:00 p.m. Central time, or on a non-Valuation Date, we will process the request at the unit values determined as of the end of the next Valuation Date. We apply the same cutoff times for processing requests for certain non-financial transactions as well.


     Financial transactions include premium payments, surrenders, partial surrenders, transfers, policy changes and policy loans. Non-financial transactions subject to the same cutoff times as financial transactions include changes in allocation of net premium payments among investment options. Requests for surrenders, partial surrenders and policy changes must be made in writing and signed by you. Requests for transfers, policy loans and changes in the allocation of net premium payments may be made in writing or via telephone by you, or if authorized by you, your agent may make a request for transfer or policy loan by telephone. Written requests may be submitted to us by mail or by facsimile (FAX) transmission at 651-665-6955. Telephone requests may be made by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. We treat requests made via telephone and facsimile (FAX) as received once the call or transmission ends. We treat requests submitted via mail as received when received in the mailroom of our home office.


     PROOF OF INSURABILITY We require proof of insurability for all policy changes resulting in an increase in death benefit, except for increases made pursuant to an additional agreement. In addition, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount do not require evidence of insurability.

     We may also require evidence of insurability to change the risk classification of the insured or to add additional agreements to the Policy.

     CHARGE FOR POLICY CHANGE Currently, we will assess a $60 charge to cover the administrative costs associated with processing a policy change and in no event will we increase the charge to more than $100. If, however, the only policy change is a partial surrender, we will assess a transaction charge equal to 2 percent of the amount surrendered, not to exceed $25. Because of the underwriting and selling expenses associated with any policy change resulting in an increase in face amount, we will assess a Policy Issue Charge for such a change. See "Policy Charges."

     APPLICATIONS AND POLICY ISSUE

     You must send a completed application and an initial premium payment to us at our home office to purchase the Policy. Before issuing a Policy, we will require evidence of insurability of the insured satisfactory to us, which in some cases will require a medical examination. The Policy is only available for insureds between issue ages 0-90. Our approval of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

     If the application is accompanied by a check for at least the initial minimum premium and we approve the application, the policy date will be the issue date, which is the date we approve the application and issue the Policy. We use the policy date to determine subsequent monthly policy anniversaries.

     If we approve an application that is not accompanied by a check for the initial minimum premium, we may issue the Policy with a policy date which is 25 days after the issue date. Life insurance coverage will not begin until the initial minimum premium is paid. If the initial minimum premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. In that circumstance you may request that the policy date be the date on which our home office receives the initial minimum premium. We will forward to you updated policy pages to reflect the change in policy date. You must make such request at or prior to the time you pay the initial minimum premium.

     In certain cases it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age of the insured to provide more favorable cost of insurance rates. In that case, the initial minimum premium must be paid when the Policy is delivered to you. When the Policy is issued, the face amount, planned premium, death benefit option, and any additional agreements chosen will be listed on the policy data pages.

     POLICY PREMIUMS

     The amount of the initial minimum premium will depend on the Policy's initial face amount, the death benefit option, the insured's age at issue, gender, risk classification and any additional benefit agreements chosen. The initial minimum premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive the initial minimum premium for the Policy and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. You may request temporary insurance coverage at the time of application in an amount up to $250,000. In order to receive such coverage, you must meet certain insurability requirements at the date of application, complete the application and pay the initial minimum premium. You may call or write us at our home office to obtain additional information regarding coverage under a temporary insurance agreement or the application of your initial minimum premium.


     All premiums after the initial minimum premium should be mailed to us at our home office. You may also elect to have premiums paid monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a group billing plan through your employer.


     Any premium payment after the initial minimum premium must be at least $50; for premiums paid under an automatic payment plan, the minimum premium payment must be at least $25. You may pay premiums at any time. We reserve the right to require evidence of insurability satisfactory to us for any premium payment that would result in an immediate increase in the net amount at risk under the Policy.

     When you apply for a Policy, you may elect to pay a planned premium which is shown on the policy data pages. We will send you a notice for the planned premium at the frequency shown on the policy data pages. You may request that we send you notices once a year, twice a year or four times a year. The amount of the planned premium and frequency you have chosen will be identified on the notice. You may change the amount and frequency of your planned premium payment at any time by written request. PAYMENT OF A PLANNED PREMIUM DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

     We intend that this Policy will qualify as a life insurance policy as defined by Code Section 7702. In order to maintain such qualification, we reserve the right to increase the amount of insurance on the insured, to return any excess accumulation value or premium, or to limit the amount of premium we will accept. There may be tax consequences to you if we must return part of the accumulation value in order to maintain the Policy's status as life insurance. See "Federal Tax Status." In the event the death benefit is increased to maintain qualification as a life insurance policy, we may make appropriate adjustments to any monthly charges or supplemental benefits that are consistent with such increase.

     In addition, unless you have specified otherwise in writing, if the payment of a premium would cause your Policy to be classified as a modified endowment contract under the Code, we will not accept a payment in excess of the amount that causes your Policy to become a modified endowment contract. See "Federal Tax Status."

     We assess a Premium Charge against each premium payment. The premium less the Premium Charge results in the net premium. Net premiums are allocated to the guaranteed interest account or sub-accounts of the Account which sub-accounts, in turn, invest in shares of the Portfolios.


     You must designate the allocation of net premiums on your application for the Policy. You may change your allocation instructions for future premium payments by forwarding to us a signed written request, or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours or via facsimile (FAX) at 651-665-6955. The allocation of net premiums to the guaranteed interest account or to any sub-account of the Account must be in multiples of 1 percent of the net premium.


     We reserve the right to delay the allocation of net premiums to the sub-accounts you designated for a period of up to 30 days after issuance of the Policy or after a policy change. In no event will any such delay extend beyond the free look period that applies in the state in which the Policy is issued. If we exercise this right, we will allocate net premiums to the guaranteed interest account until the end of the free look period. This right, which as of the date of the prospectus has not been implemented, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce our market risk during the free look period.

     We also reserve the right to restrict the allocation of net premiums to the guaranteed interest account. If we do so, no more than 25 percent of the net premium may be allocated to the guaranteed interest account. In addition, we reserve the right to further restrict the allocation of net premiums to the guaranteed interest account if the current interest rate we credit to the guaranteed interest account equals the minimum guaranteed interest rate. Currently, we do not exercise these restrictions.

     If mandated under applicable law, we may reject a premium. We may also provide information about a policy owner and a policy owner's account to government regulators.


     SUB-ACCOUNT ALLOCATION If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premium payments to the Guaranteed Interest Account or one of the following Financial Advisors Variable Insurance Trust (Ibbotson) ETF Portfolios; the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, the Ibbotson Balanced ETF Asset Allocation Portfolio, the Ibbotson Conservative ETF Asset Allocation Portfolio, the Ibbotson Growth ETF Asset Allocation Portfolio, or the Ibbotson Income and Growth ETF Asset Allocation Portfolio. Your allocation of premium may be made in any combination among those accounts. The policy owner may elect to change from any one of the current Ibbotson ETF Asset Allocation Portfolios to any other combination of Ibbotson ETF Asset Allocation Portfolios. Subsequent transfers among these accounts will be subject to our policies regarding transfers among the sub-accounts. See "Transfers." We reserve the right to add, delete or modify the Portfolios which may be used.


     You will be required to terminate the Death Benefit Guarantee Agreement prior to allocating premium payments to or making a transfer to a sub-account other than the Ibbotson ETF Asset Allocation Portfolios or the Guaranteed Interest Account.

     Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs." The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

     Each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

     FREE LOOK


     It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may request to cancel the Policy and return the Policy to us or your agent within 30 days after you receive it. We will send to you within seven days of the date we receive your notice of cancellation and the Policy, the greater of (1) a full refund of the premiums you have paid, or (2) the surrender value of the Policy.


     If the Policy is changed, as described under the "Policy Changes" section of this prospectus, and if the change results in an increase in face amount and/or the addition of any agreements, you will have a right to examine the changed Policy and you may return the changed Policy within 30 days after you receive it. If you return the changed Policy, the face amount increase and/or additional agreements will be cancelled, and the Policy will continue in force.

     ACCUMULATION VALUE

     Your Policy's accumulation value equals your investment in the guaranteed interest account and the sub-accounts of the Account, plus any collateral held in the loan account for any loans you have taken. The accumulation value of the Policy varies with the investment experience of the guaranteed interest account and the sub-accounts of the Account.

     Unlike a traditional fixed benefit life insurance policy, your Policy's accumulation value cannot be determined in advance, even if you pay premiums as planned, because the separate account accumulation value varies daily with the investment performance of the sub-accounts. Even if you continue to pay premiums as planned, the separate account accumulation value of your Policy could decline to zero because of unfavorable investment experience and the assessment of charges.


     Upon request, we will tell you the accumulation value of your Policy. We will also send to you a report each year on the policy anniversary advising you of your Policy's accumulation value, the face amount and the death benefit as of the date of the report. It will also summarize your Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's accumulation value through our Internet Service Center at www.minnesotalife.com.


     GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE The guaranteed interest account accumulation value of your Policy equals the sum of the following:

          -    the net premiums you allocate to the guaranteed interest account;

          - plus, any interest credited thereto, any loan repayments, any transfers of accumulation value from the sub-accounts of the Account and any allocation of loan account interest; and

          - less, any policy loans, partial surrenders, transfers of accumulation value to the sub-accounts of the Account and policy charges.

     SEPARATE ACCOUNT ACCUMULATION VALUE The separate account accumulation value of your Policy is not guaranteed. We determine your Policy's separate account accumulation value by multiplying the current number of sub-account units for each sub-account in which you are invested by the current sub-account unit value for that sub-account and adding those values together. A sub-account unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the Valuation Date on which we receive your premium at our home office.

     Once determined, the number of units credited to your Policy will not be affected by changes in sub-account unit values. However, the number of units in a sub-account will be increased by the allocation of subsequent net premiums, loan repayments, transfers and loan account interest to the sub-account. The number of units will be decreased by policy charges, policy loans, transfers and partial surrenders from the sub-account. The number of units in a sub-account will decrease to zero if the Policy is surrendered or terminated.

     The unit value of a sub-account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of the sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent Valuation Date.

     The net investment factor is a measure of the net investment experience of a sub-account. The net investment factor for a valuation period is: the gross investment rate for such valuation period, plus any unit value credit under the Policy. We determine periodically whether unit value credits apply. Unit value credits are not guaranteed. For any period we apply a unit value credit, we will apply the credit each day when we calculate the unit value for the sub-account.

     The gross investment rate is equal to:

          1. the net asset value per share of a Fund share held in the sub-account of the Account determined at the end of the current valuation period; plus

          2. the per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

          3. the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

     The table below describes the annual unit value credit that we may, in our sole discretion, apply to each sub-account of the Account. The annual unit value credit is expressed as a percentage of average annual Portfolio assets held by the sub-account. The amount of the unit value credit we may apply varies among sub-accounts and some sub-accounts may receive larger unit value credits than other sub-accounts. Some sub-accounts are not eligible for a unit value credit. Our payment of unit value credits may be discontinued at any time.

                                                                             ANNUAL UNIT
                                                                                VALUE
SUB-ACCOUNT                                                                     CREDIT
---------------------------------------------------------------------        -----------
Advantus Bond Portfolio - Class 1 Shares                                         0.05
Advantus Index 400 Mid-Cap Portfolio - Class 1 Shares                            0.05
Advantus Index 500 Portfolio - Class 1 Shares                                    0.10
Advantus International Bond Portfolio - Class 1 Shares                           0.00
Advantus Mortgage Securities Portfolio - Class 1 Shares                          0.05

                                                                             ANNUAL UNIT
                                                                                VALUE
SUB-ACCOUNT                                                                     CREDIT
--------------------------------------------------------------------------   -----------
Advantus Real Estate Securities Portfolio - Class 1 Shares                       0.10
AllianceBernstein International Value Portfolio - Class A Shares                 0.15
Fidelity(R) Equity-Income Portfolio - Initial Class Shares                       0.10
Fidelity(R) Mid Cap Portfolio - Initial Class Shares                             0.10
Franklin Small Cap Value Securities Fund - Class 1 Shares                        0.15
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares       0.12
Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Shares                0.12
Ibbotson Conservative ETF Asset Allocation Portfolio - Class I Shares            0.12
Ibbotson Growth ETF Asset Allocation Portfolio - Class I Shares                  0.12
Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I Shares       0.12
Ivy Funds VIP Asset Strategy                                                     0.45
Ivy Funds VIP Core Equity                                                        0.45
Ivy Funds VIP Global Natural Resources                                           0.45
Ivy Funds VIP Growth                                                             0.45
Ivy Funds VIP International Value                                                0.45
Ivy Funds VIP Science and Technology                                             0.45
Janus Aspen Janus Portfolio - Institutional Shares                               0.10
Janus Aspen Overseas Portfolio - Institutional Shares                            0.10
UIF Emerging Markets Equity Portfolio - Class II Shares (Van Kampen)             0.35
Vanguard(R) Balanced Portfolio                                                   0.00
Vanguard(R) Capital Growth Portfolio                                             0.00
Vanguard(R) Diversified Value Portfolio                                          0.00
Vanguard(R) Equity Income Portfolio                                              0.00
Vanguard(R) High Yield Bond Portfolio                                            0.00
Vanguard(R) International Portfolio                                              0.00
Vanguard(R) Money Market Portfolio                                               0.00
Vanguard(R) Short-Term Investment-Grade Portfolio                                0.00
Vanguard(R) Small Company Growth Portfolio                                       0.00
Vanguard(R) Total Bond Market Index Portfolio                                    0.00
Vanguard(R) Total Stock Market Index Portfolio                                   0.00


     We determine the value of the units in each sub-account on each day on which the corresponding Portfolio values its shares. In general, the net asset value of each Portfolio's shares is computed once daily as of the primary closing time for business on the New York Stock Exchange (typically 3:00 p.m. Central time).

     Some investment advisers to the Funds or their affiliates have an agreement with us or our affiliates to pay us or our affiliates for administrative, recordkeeping and shareholder services we provide to the Funds' Portfolios. We or our affiliates may also receive payments from the Funds, their investment advisers or principal underwriters to reimburse us for the costs of certain distribution or operational services that we perform and that benefit the Funds' Portfolios. See "Payments Made by Underlying Mutual Funds." The unit value credit represents a portion of or all of these amounts that we or our affiliates may receive that we may, in our sole discretion, apply to the sub-accounts that invest in the Funds' Portfolios. From time to time some of these arrangements may be renegotiated so that we receive a different payment than previously paid. These fee arrangements do not result in any additional charges to policy owners.


     All unit value credits and any gains or losses attributable to such amounts are treated as earnings under the Policy for tax purposes.

     LOAN ACCOUNT ACCUMULATION VALUE The loan account accumulation value of your Policy equals the sum of the following:

          -    all policy loans less all policy loan repayments;

          -    plus, any loan account interest; and

          - less, any loan account interest allocated to the guaranteed interest account or the Account.

     We credit interest on the loan account accumulation value daily at an annual rate of interest of not less than 3 percent. We may, at our sole discretion, credit interest at a higher rate.

     TRANSFERS


     You may transfer accumulation value between the guaranteed interest account and the sub-accounts of the Account and among the sub-accounts. You may request a transfer or rebalance of accumulation value at any time while the Policy remains in force, and you may arrange in advance for systematic rebalance or dollar cost averaging. A rebalance re-allocates your accumulation value on a one-time or systematic basis; dollar cost averaging is a systematic transfer of accumulation value form one or more sub-account(s) to one or more other sub-account(s). Following your instructions as to the percentage of your accumulation value you wish to have in each of your sub-accounts, we will transfer amounts to and from those accounts to achieve the percentages you desire. We determine the amount you have available for transfers at the end of the Valuation Date on which we receive your request at our home office. Your request for transfer may be made in writing or you, or your agent if authorized by you, may make a request for transfer by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. You may also submit your request for transfer to us by facsimile (FAX) transmission at 651-665-6955.


     We process transfers based on the unit values determined at the end of the Valuation Date on which we receive your request for transfer at our home office. This means that if we receive your request for transfer prior to 3:00 p.m. Central time on a Valuation Date, we will process the request at the unit values determined as of that Valuation Date. If we receive your request for transfer at or after 3:00 p.m. Central time, or on a non-Valuation Date, we will process the request at the unit values determined as of the following Valuation Date. We treat transfer requests made via telephone and facsimile (FAX) as received once the call or transmission ends.

     You may transfer accumulation value among the sub-accounts an unlimited number of times in a policy year, subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares. We reserve the right to limit transfers to and from the guaranteed interest account to one transfer per policy year. We also reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account.

     Currently, we assess a $10 charge from the amount transferred for the 13th and each additional transfer in a policy year. The charge is guaranteed not to exceed $25. For purposes of assessing the charge, we consider all telephone, facsimile and/or written requests processed on the same day to be one transfer, regardless of the number of sub-accounts (or guaranteed interest account) affected by the transfer(s).

     We impose other restrictions on transfers. We reserve the right to require that the amount transferred to or from a sub-account or the guaranteed interest account be at least $250. If the accumulation value in a sub-account or the guaranteed interest account from which a transfer is to be made is less than $250, the entire accumulation value attributable to the sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the accumulation value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account accumulation value in the amount transferred.

     If your Policy is issued with the Death Benefit Guarantee Agreement, transfers may only be made between the Ibbotson ETF Asset Allocation Portfolios and the Guaranteed Interest Account. Transfers to other sub-accounts will not be allowed as long as the Death Benefit Guarantee Agreement is in effect.

     TELEPHONE TRANSFERS A request for transfer submitted to us via telephone is subject to the same conditions and procedures as would apply to a written transfer request. However, during periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls. In those circumstances, you should consider submitting a written transfer request while continuing to attempt to contact us via telephone. We reserve the right to restrict the frequency of, or otherwise modify, condition or terminate telephone transfer privileges. For more information on telephone transactions, contact us at our home office or at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time.

     With all telephone transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide policy owners with a written confirmation of each telephone transfer.

     MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., frequent transfers) in response to short-term fluctuations in the securities markets, often referred to as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term policy owners invested in affected Portfolios who do not generate such expenses. It is our policy to discourage market-timing and frequent transfer activity, and, when we become aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity on affected Portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because our policies and procedures are discretionary, it is possible that some policy owners may engage in market-timing and other frequent transfer activity while others may bear the harm associated with such activity. Moreover, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by a Portfolio attributable to transfers in your Policy. One or more of the following factors will be considered in determining whether to implement and administer any restrictions and assess any fees:

          -    the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appears designed to take advantage of market inefficiencies;

          - whether a Portfolio has requested that we look into identified unusual or frequent activity in the Portfolio;

          -    the number of transfers in the previous calendar quarter; and

          - whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.


     In our sole discretion, we may revise our policies and procedures to detect and deter market-timing and other frequent trading activity at any time without prior notice.


     In addition to our market-timing procedures, the underlying Portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the Portfolios.

     In addition, the Funds may restrict the purchase of their shares in order to protect shareholders. In such case, if you request a transfer to a sub-account(s) that invests in a Fund that has restricted the purchase of its shares, we will not redeem accumulation value from the sub-account(s) from which the transfer would have otherwise been made, unless you submit a new request for transfer to our home office designating a new sub-account(s) to which the transfer should be made.

DEATH BENEFIT

     DEATH BENEFIT PROCEEDS

     As long as the Policy is in force, we will determine the amount of and pay the death benefit proceeds on the Policy upon receipt at our home office of satisfactory proof of the insured's death, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the death benefit proceeds to the beneficiary(ies), if living. If each beneficiary dies before the insured, we will pay the death benefit proceeds to the owner or the owner's estate, or, if the owner is a corporation, to it or its successor. We will pay the death benefit proceeds in a lump sum or under a settlement option.

     Death benefit proceeds equal:

          -    the death benefit (described below);

          - plus any additional insurance on the insured's life under the Term Insurance Agreement;

          - plus under the Level Option death benefit, any premium paid after the date of the insured's death;

          - plus any additional insurance on the insured's life under the Interest Accumulation Agreement;

          - plus any assessed monthly charges for the period after the insured's death;

          -    minus any unpaid monthly charges;

          -    minus any outstanding policy loan;

          -    minus any accrued loan interest.

     We may further adjust the amount of the death benefit proceeds if we contest the Policy, if the insured dies by suicide or if you misstate the insured's age or gender. See "Statement of Additional Information."

     DEATH BENEFIT OPTIONS

     The Policy provides a death benefit. The death benefit is determined on each monthly policy anniversary and as of the date of the insured's death. You must select one of the three death benefit options we offer in your application. If you do not choose a death benefit option in your application, the Level Option death benefit will automatically be in effect.

     The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The death benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached agreement will be interpreted to ensure such qualification, regardless of any language to the contrary.

     To the extent the death benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment.

     Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a "guideline premium test (GPT)" or a "cash value accumulation test (CVAT)." You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The death benefit will vary depending on which test is used.

     The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the death benefit be at least a certain percentage (varying each year by age of the insured) of the accumulation value. The CVAT does not have a premium limit, but does have a corridor that requires that the death benefit be at least a certain percentage (varying based on the age and gender class of the insured) of the accumulation value.

     The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more death benefit in relation to accumulation value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional agreements, as your accumulation value increases your death benefit will increase more rapidly under CVAT than it would under GPT.

     Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher death benefit, which may increase certain charges.

     UNDER THE GUIDELINE PREMIUM TEST (GPT) -- LEVEL OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

          1.   the face amount on the insured's date of death; or

          2. a specified "limitation percentage," called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy's data pages, multiplied by the accumulation value on the insured's date of death.

     Under the Level Option, your death benefit remains level unless the limitation percentage multiplied by the accumulation value is greater than the face amount; then the death benefit will vary as the accumulation value varies.

     The limitation percentage is the minimum percentage of accumulation value we must pay as the death benefit under federal tax requirements. It is based on the age of the insured at the beginning of each policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

     AGE                LIMITATION PERCENTAGE
------------   ---------------------------------------
40 and under                     250%
  41 to 45     250% minus 7% for each year over age 40
  46 to 50     215% minus 6% for each year over age 45
  51 to 55     185% minus 7% for each year over age 50
  56 to 60     150% minus 4% for each year over age 55
  61 to 65     130% minus 2% for each year over age 60
  66 to 70     l20% minus 1% for each year over age 65
  71 to 75     115% minus 2% for each year over age 70
  76 to 90                      105%
  91 to 95     105% minus 1% for each year over age 90
  96 to 121                     100%

     If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the accumulation value will increase our risk, and we will increase the cost of insurance we assess from the accumulation value.

     LEVEL OPTION GUIDELINE PREMIUM TEST ILLUSTRATION. Assume that the insured's age is under 40. Under the Level Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250 percent of the accumulation value, any time the accumulation value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 face amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the accumulation value above $40,000 will increase the death benefit by $250.

     Similarly, so long as the accumulation value exceeds $40,000, every $100 taken out of the accumulation value will reduce the death benefit by $250. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount, the death benefit will equal the face amount of the Policy.

     UNDER THE CASH VALUE ACCUMULATION TEST (CVAT) -- LEVEL OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

          1.   the face amount on the date of the insured's death; or

          2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

     Under the Level Option, your death benefit remains level unless the accumulation value is greater than the net single premium as specified under Code Section 7702, multiplied by the face amount. The net single premium is based on the insured's gender and age.

     Under the CVAT, a "limitation percentage" may be defined as the value "1" divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the accumulation value and the death benefit.

     If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the accumulation value will increase our risk, and we will increase the cost of insurance we assess from the accumulation value.

     LEVEL OPTION CASH VALUE ACCUMULATION TEST ILLUSTRATION. Assume that the Policy has a face amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits. However, because the death benefit for the Policy must be equal to or be greater than 225 percent of the accumulation value, any time the accumulation value of the Policy exceeds $44,444, the death benefit of the Policy will exceed the $100,000 face amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the accumulation value above $44,444 will increase the death benefit of the Policy by $225.

     Similarly, so long as the accumulation value exceeds $44,444, every $100 taken out of the accumulation value will reduce the death benefit of the Policy by $225. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount, the death benefit of the Policy will equal the face amount of the Policy.

     UNDER THE GUIDELINE PREMIUM TEST -- INCREASING OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

          1. the face amount plus the accumulation value on the insured's date of death; or

          2. the limitation percentage (the GPT DBPF) multiplied by the accumulation value on the insured's date of death.

     Under the Increasing Option, the death benefit always varies as the accumulation value varies.

     INCREASING OPTION GUIDELINE PREMIUM TEST ILLUSTRATION. Assume that the insured's age is under 40. Under the Increasing Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the accumulation value. Thus, a Policy with an accumulation value of $60,000 will generally have a death benefit of $160,000 ($100,000 + $60,000). The death benefit, however, must be at least 250 percent of the accumulation value. As a result, if the accumulation value of the Policy exceeds $66,666, the death benefit will be greater than the face amount plus the accumulation value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of accumulation value above $66,666 will increase the death benefit by $250.

     Similarly, any time the accumulation value exceeds $66,666, every $100 taken out of accumulation value will reduce the death benefit by $250. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus the accumulation value, then the death benefit will be the face amount plus the accumulation value of the Policy.

     UNDER THE CASH VALUE ACCUMULATION TEST -- INCREASING OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

          1. the face amount plus the accumulation value on the insured's date of death; or

          2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

     Under the Increasing Option, the death benefit always varies as the accumulation value varies.

     INCREASING OPTION CASH VALUE ACCUMULATION TEST ILLUSTRATION. Assume that the Policy has a face amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the accumulation value. Thus, a Policy with an accumulation value of $65,000 will generally have a death benefit of $165,000 ($100,000 + $65,000). The death benefit for the Policy must be at least 225 percent of the accumulation value. As a result, if the accumulation value of the Policy exceeds $80,000, the death benefit for the Policy will be greater than the face amount plus the accumulation value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of accumulation value above $80,000 will increase the death benefit of the Policy by $225.

     Similarly, any time accumulation value exceeds $80,000, every $100 taken out of accumulation value will reduce the death benefit of the Policy by $225. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus the accumulation value, then the death benefit for the Policy will be the face amount plus the accumulation value of the Policy.

     UNDER GUIDELINE PREMIUM TEST OPTION -- SUM OF PREMIUMS DEATH BENEFIT EQUALS THE GREATEST OF:

          1. the face amount plus the sum of all premiums paid less all partial surrenders; or

          2. the limitation percentage (the GPT DBPF) multiplied by the accumulation value on the insured's date of death.

     Under the Sum of Premiums Option, the death benefit always varies with the payment of premiums and partial surrenders taken.

     SUM OF PREMIUMS GUIDELINE PREMIUM TEST ILLUSTRATION. Assume that the insured's age is under 40, premiums paid equal $60,000, partial surrenders equal $10,000, and the accumulation value equals $55,000. Under this scenario a Policy with the Sum of Premiums Option and a face amount of $100,000 will generally pay a death benefit of $150,000 ($100,000 + $60,000
     - $10,000). The death benefit, however, must be at least 250 percent of accumulation value. As a result, if the accumulation value of the Policy exceeds $60,000, the death benefit will be greater than the face amount plus premiums paid less partial surrenders. The figure of $60,000 is derived because 250 percent of $60,000 equals $100,000 + $60,000 - $10,000.
     Every additional $100 of accumulation value above $60,000 will increase the death benefit by $250.

     Similarly, any time accumulation value exceeds $60,000, every $100 taken out of accumulation value will reduce the death benefit by $250. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus premiums paid less partial surrenders, then the death benefit will be the face amount plus premiums paid less partial surrenders.

     UNDER THE CASH VALUE ACCUMULATION TEST -- SUM OF PREMIUMS DEATH BENEFIT EQUALS THE GREATEST OF:

          1. the face amount plus the sum of all premiums paid less all partial surrenders; or

          2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

     Under the Sum of Premiums Option, the death benefit always varies with the payment of premiums and partial surrenders taken.

     SUM OF PREMIUMS CASH VALUE ACCUMULATION TEST ILLUSTRATION. Assume that premiums paid equal $80,000, partial surrenders equal $5,000, and the accumulation value equals $70,000. Also assume that the Policy has a face amount of $100,000, and the limitation percentage is 225 percent. Under this scenario a Policy with the Sum of Premiums Option and a face amount of $100,000 will generally pay a death benefit of $175,000 ($100,000 + $80,000
     - $5,000). The death benefit for the Policy must be at least 225 percent of the accumulation value. As a result, if the accumulation value of the Policy exceeds $77,777, the death benefit for the Policy will be greater than the face amount plus premiums less partial surrenders. The figure of $77,777 is derived because 225 percent of $77,777 equals $100,000 + $80,000
     - $5,000. Every additional $100 of accumulation value above $77,777 will increase the death benefit of the Policy by $225.

     Similarly, any time accumulation value exceeds $77,777, every $100 taken out of accumulation value will reduce the death benefit of the Policy by $225. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus premiums less partial surrenders, then the death benefit for the Policy, not including any agreements, will be the face amount plus premiums paid less partial surrenders.

     EFFECT OF PARTIAL SURRENDERS ON THE DEATH BENEFIT

     If you choose the Level Option, a partial surrender will reduce the face amount by an amount equal to the amount of the partial surrender. If you choose the Increasing or the Sum of Premiums Options, your face amount will not be affected by a partial surrender. Regardless of the death benefit option you choose, a partial surrender will reduce the death benefit by at least the amount of the partial surrender.

     CHOOSING DEATH BENEFIT OPTIONS

     You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your accumulation value, and on the amount of cost of insurance charges you pay. If you do not select a death benefit option on your application, the Level Option will become the death benefit option for your Policy, by default.

     You may find the Level Option more suitable for you if your goal is to increase your accumulation value through positive investment experience. Positive investment experience under the Level Option would result in a higher proportion of accumulation value to the death benefit, which may lower the total amount of fees and expenses we would charge. You may find the Increasing Option more suitable for you if your goal is to increase your total death benefit. Positive increases in the accumulation value would be reflected in your death benefit, which would result in a death benefit that equals your initial face amount plus the accumulation value. You may find the Sum of Premiums Option more suitable for you if your goal is to receive a death benefit which includes premiums paid. Your death benefit would be equal to your initial face amount plus the amount of premiums paid, less any premiums withdrawn in a partial surrender.

     CHANGING THE DEATH BENEFIT OPTION

     After the first policy year, you may change your death benefit option once each policy year. We will notify you of the new face amount.

          -    You must send your written request to our home office.

          - The effective date of the change will be the monthly policy anniversary on or following the date we approve your request for a change.

          - Changing your death benefit option may cause you to receive taxable income, may cause your Policy to become a modified endowment contract (MEC) or may have other unintended adverse federal tax consequences. See "Federal Tax Status." You should consult a tax adviser before changing your Policy's death benefit option.

     INCREASING/DECREASING THE FACE AMOUNT


     You may increase or decrease the face amount of the Policy. An increase or decrease in the face amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy's face amount.


     An increase in face amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period.

     Conditions for and impact of decreasing the face amount:

          -    you must send your written request to our home office;


          - decreases are only allowed if the most recent coverage layer has been in force for at least one year;


          - we require your requested decrease in face amount to be at least $5,000;

          - you may not decrease your face amount if it would disqualify your Policy as life insurance under the Code;

          - if the decrease in face amount would cause your Policy to be classified a modified endowment contract (MEC) under the Code, we will not allow the decrease in face amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and

          - a decrease in face amount will take effect on the monthly policy anniversary on or after we receive and approve your written request.

     Conditions for and impact of increasing the face amount:

          - your request must be applied for on a supplemental application and must include evidence of insurability satisfactory to us;

          - a requested increase in face amount requires our approval and will take effect on the monthly policy anniversary on or after the day we approve your request;

          -    increases are only allowed after the first policy year;

          - we require your requested increase in face amount to be at least $5,000; and


          - each increase in face amount will have its own surrender charge that applies for 10 years after the date of the increase, unless you elect Early Values Agreement.


     SETTLEMENT OPTIONS

     There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under "Settlement Options" in your Policy and in the Statement of Additional Information.

     POLICY LOANS


     While your Policy is in force, you may submit a request to our home office to borrow money from us using only your Policy as the security for the loan. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us, you will be asked for security purposes, for your personal identification and policy number. We normally pay the loan amount within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions as described in the Statement of Additional Information. You may increase your risk of termination if you take a loan. A loan that is taken from, or secured by a Policy, may have adverse federal income tax consequences. See "Federal Tax Status."


     The maximum amount available for loans under your Policy is the Policy accumulation value less any applicable surrender charge and three (3) months of monthly charges. We determine this amount on the Valuation Date we receive your request for a loan at our home office. There is no minimum policy loan. When you take a loan, we will transfer an amount equal to the loan from your guaranteed interest account accumulation value and separate account accumulation value to the loan account, part of our general account. Unless you instruct us otherwise, we will transfer accumulation value from the guaranteed interest account and the sub-accounts of the Account in which you are invested on a pro-rata basis. We hold this amount as collateral for the loan in the loan account and such collateral will not be available for withdrawal.


     Your Policy will remain in force so long as the accumulation value less the sum of the policy loan and any unpaid policy loan interest is sufficient to cover the monthly charges when due. Otherwise, your Policy will terminate and there may be adverse tax consequences. See "Federal Tax Status." To prevent your Policy from terminating, you will have to make a loan repayment. We will notify you 61 days in



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     advance of the termination of your Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

     POLICY LOAN INTEREST We will charge you interest on a policy loan at the annual rate of interest shown on the policy data pages of your Policy while your policy loan is outstanding. Currently, we charge an annual rate of interest of 4 percent. Policy loan interest becomes due and payable:

          -    on a policy loan transaction;

          -    on each policy anniversary;

          -    on surrender or termination of the Policy; or

          -    on the date of the death of the insured.

     If you do not pay the interest on your loan when due, your policy loan will be increased by the amount of the unpaid interest.

     We also credit interest to amounts in the loan account at least equal to the interest rate shown on the policy data pages. Currently, we credit an annual rate of interest which is not less than your policy loan interest rate minus 1 percent. However, if your Policy has been in force for ten years or more, we will credit your loan amount with an annual rate of interest equal to the policy loan rate minus .10 percent. On the date of each policy loan transaction and policy anniversary, we will allocate any accrued loan account interest on a pro-rata basis to the guaranteed interest account and the sub-accounts of the Account based on your accumulation value in each investment option.

     POLICY LOAN REPAYMENTS If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. When we receive a payment from you, we will automatically treat that payment as premium unless you specify otherwise when the payment is made. Payments specified as loan repayments will not be subject to a premium charge.

     When you repay a loan, we transfer the repayment amount from the loan account to your guaranteed interest account accumulation value and your separate account accumulation value. Unless you direct us otherwise, we will transfer the repayment amount on a pro-rata basis to the guaranteed interest account and the sub-accounts of the Account based on your accumulation value in each investment option on the Valuation Date we receive your loan repayment at our home office. We reserve the right to restrict the amount of any loan repayment to the guaranteed interest account.

     A policy loan, whether or not it is repaid, will have a permanent effect on the accumulation value, and depending upon the death benefit option you have chosen, the death benefit. As long as a loan is outstanding the collateral for the loan in the loan account is not affected by the investment performance of sub-accounts and may not be credited with the rates of interest we credit accumulation value in the guaranteed interest account.

     TERMINATION If the accumulation value less the sum of the policy loan(s) and any unpaid policy loan interest is insufficient to cover the monthly charges on a monthly policy anniversary, a 61-day grace period begins. Your Policy will remain in force during the grace period. You may pay premiums during this grace period to cover the insufficiency and continue your Policy in force beyond the grace period. We will send you and any assignee of record, at the last known address, at least 31 days prior to the end of the grace period, a written notice indicating the due date and the payment required to keep your Policy in force.


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     The payment required to keep your Policy in force after the grace period commences is equal to three times the sum of all the monthly charges that were due at the beginning of the grace period, plus the premium charge that would apply. If the payment is not paid by the end of the grace period, your Policy will terminate without value. If the insured dies during the grace period, the death proceeds will be paid to the beneficiary.


     REINSTATEMENT At any time within three years from the date of policy termination while the insured is living, you may ask us to restore your Policy to an in-force status, unless you surrendered your Policy. We will require each of the following to reinstate your Policy:


          1.   your written request to reinstate the Policy;

          2. that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime;

          3. a payment sufficient to cover all monthly charges and policy loan interest due and unpaid during the grace period; and

          4. a premium sufficient to keep the Policy in force for three (3) months after the date of the reinstatement.


     The effective date of reinstatement will be the first monthly policy anniversary on or following the date we approve your request for reinstatement. The Surrender Charge and Policy Issue Charge schedules that were in place at the end of the grace period will be effective at the reinstatement date. We will send you new policy data pages when your Policy is reinstated. If you elected the Early Values Agreement at Policy issue, you will be required to reinstate that Agreement also.


     SURRENDER

     You may request to surrender your Policy at any time while the insured is living and the Policy is in force. A surrender may have tax consequences. See "Federal Tax Status."


     The surrender value of the Policy is the accumulation value less any unpaid policy charges which we assess against accumulation value, less any policy loan, less any unpaid policy loan interest and less any surrender charges. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by Surrender Charges. We determine the surrender value as of the Valuation Date on which we receive your signed written request for surrender of the Policy at our home office. You may request that the surrender value be paid to you in cash or, alternatively, paid under a settlement option we offer. We may require that you return the Policy.

     If you surrender your Policy during the first ten policy years or during the first ten years following an increase in face amount, we will assess a Surrender Charge, which may significantly reduce the surrender value. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge. See "Policy Charges." The amount you receive on surrender may be more or less than the total premiums you paid under the Policy. Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. A surrender may have tax consequences. See "Distributions Other Than Death Benefits from Modified Endowment Contracts" and "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts."


     We will pay surrender or partial surrender proceeds as soon as possible, but not later than seven days after we receive your written request for surrender or partial surrender. However, if any portion of the accumulation value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the check has cleared and the funds have been collected.

     PARTIAL SURRENDER


     While the insured is living and the Policy is in force, you may request a partial surrender of the accumulation value of your Policy by forwarding your request to our home office. The partial surrender must be at least $500. The maximum partial surrender we will allow is the accumulation value: (i) less any outstanding policy loan and accrued loan interest, (ii) less the amount of any Surrender Charge applicable at that time, and (iii) less three (3) months of monthly charges. For each partial surrender, we assess a Partial Surrender Transaction Charge of 2 percent of the amount of the partial surrender, up to $25.00.


     You may tell us from which sub-accounts and the guaranteed interest account to make a partial surrender. If you do not specify, the partial surrender will be deducted from your accumulation value in the guaranteed interest account and the sub-accounts on a pro-rata basis. We will process the partial surrender at the unit values next determined after we receive your request at our home office. This means that if we receive your request for partial surrender prior to 3:00 p.m. Central time, we will process the request at the unit values determined as of that Valuation Date. If we receive your request for partial surrender at or after 3:00 p.m. Central time, we will process the request at the unit values determined as of 3:00 p.m. Central time on the following Valuation Date.

     If a partial surrender would cause your Policy to be disqualified as life insurance under the Code, we will not process your request for partial surrender. In addition, unless you have instructed us otherwise in writing, if a partial surrender would cause your Policy to be classified as a modified endowment contract under the Code, we will not process your request for partial surrender. Under the Level Option death benefit, a partial surrender will cause a decrease in the face amount of the Policy equal to the amount of the partial surrender. For each death benefit option, a partial surrender will decrease the amount of the death benefit proceeds payable.

     We reserve the right to defer the payment of surrender and partial surrender proceeds for up to six months from the date of your written request, if such proceeds would be paid exclusively from your accumulation value in the guaranteed interest account. In that case, if we postpone payment for more than 31 days, we will pay you interest at 3 percent annual rate for the period during which payment is postponed.

     If mandated under applicable law, we may block an owner's account and thereby refuse to pay any request for surrender or partial surrender until instructions are received from the appropriate regulator. We may also be required to provide additional information about an owner and owner's account to government regulators.

     POLICY CHARGES

     We assess certain charges against premiums and accumulation value under the Policy. The maximum and minimum charges and the charges for certain specified insureds are described in the "Fee Tables" section of this prospectus. The charges compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

     SERVICES AND BENEFITS WE PROVIDE:

          -    the death benefit, cash, and loan benefits under the Policy;

          -    investment options, including premium payment allocations;

          -    administration of elective options; and

          -    the distribution of reports to owners.


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     COSTS AND EXPENSES WE INCUR:

          - costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any Agreements);

          - overhead and other expenses for providing services and benefits, and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

          - other costs of doing business, such as collecting premium payments, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees.

     RISKS WE ASSUME:

          - that the cost of insurance charges we may assess are insufficient to meet our actual claims because insureds die sooner than we estimate; and

          - that the costs of providing the services and benefits under the Policies exceed the charges we assess.

     PREMIUM CHARGE Prior to allocation of a premium payment, we assess a charge from each premium payment to compensate us for distribution and administrative expenses and certain taxes associated with our issuance and maintenance of the Policy. We credit the remaining amount (the net premium) to your Policy's accumulation value according to your allocation instructions. The current Premium Charge is 4.0 percent of each premium and is guaranteed not to exceed 7.0 percent of each premium.

     The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to
     2.5 percent.

     ACCUMULATION VALUE CHARGES We assess the following charges against your accumulation value: (1) a Monthly Policy Charge; (2) a Policy Issue Charge;
     (3) a Cost of Insurance Charge; (4) a Mortality and Expense Risk Charge;
     (5) a Cash Extra Charge; (6) certain transaction charges; (7) a Surrender Charge; and (8) charges for any Agreements you elect.

     Some of the accumulation value charges depend on the "risk class" of the insured. The risk class of an insured is based upon the insured's "underwriting class" and "tobacco class."

     The underwriting class of the insured represents the level of mortality risk that we assume. The tobacco class refers to the tobacco use habits of the insured.

          1. MONTHLY POLICY CHARGE. The Monthly Policy Charge is currently $8 per month and is guaranteed not to exceed a monthly charge equal to $12.00, plus $0.0125 per $1,000 of face amount under the Policy. The Monthly Policy Charge compensates us for certain administrative expenses we bear, including those attributable to the records we create and maintain for your Policy.

          2. POLICY ISSUE CHARGE. We assess a monthly Policy Issue Charge for the first ten years following issuance of the Policy and for the first ten years following any increase in face amount. The charge varies based upon the age, gender and risk class of the insured. The Policy Issue Charge compensates us for our expenses of issuing, underwriting and distributing the Policy. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The Policy Issue Charge for your Policy is shown on the policy data pages of the Policy.


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

          3. COST OF INSURANCE CHARGE. We assess a monthly Cost of Insurance Charge to compensate us for underwriting the death benefit. The minimum guaranteed monthly charge is $0.015 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge depends on a number of variables (insured's age, gender, risk class, and face amount) that would cause it to vary from Policy to Policy and from monthly policy anniversary to monthly policy anniversary. We calculate the Cost of Insurance Charge separately for the initial face amount and for any increase in face amount, each a coverage layer. If we approve an increase in your Policy's face amount, a different risk class (and a different cost of insurance rate) may apply to the increase, based on the insured's circumstances at the time of the increase in face amount.

               The cost of insurance charge for a coverage layer is the net amount at risk for the coverage layer multiplied by the applicable cost of insurance rate. The net amount at risk varies with investment performance, the payment of premiums and the assessment of policy charges. The net amount at risk is equal to the death benefit payable divided by the net amount at risk divisor, as shown on the data pages of your Policy, minus the accumulation value of the Policy.

               COST OF INSURANCE RATES. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the maximum guaranteed cost of insurance rates for the initial face amount shown on the policy data pages of your Policy. The maximum guaranteed cost of insurance rates for any increase in face amount will be shown on the policy data pages we send to you at the time of the increase in face amount. These guaranteed rates are based on the 2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables (2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Table B Mortality Tables, if we issue the Policy on a unisex basis) and the insured's age. Any change in the cost of insurance rates will apply to all persons of the same age, risk class, and number of full years insurance has been in force.

               In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured grows older. Also our cost of insurance rates will generally be lower if the insured is a female than if a male, unless we issue the Policy on a unisex basis. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other hand, insureds who present particular health, occupational or non-work related risks may require higher cost of insurance rates under their Policies.

          4. MORTALITY AND EXPENSE RISK CHARGE. We assess a monthly Mortality and Expense Risk charge to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.


               This charge currently is equal to a monthly rate of 0.030 percent of the accumulation value less the loan account value of the Policy in policy years one through ten. Currently, we do not assess a charge after the 10th policy year. We reserve the right to increase this charge to a maximum rate of .075 percent of the accumulation value of the Policy.


               If this charge does not cover our actual costs, we may absorb any such loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

          5. CASH EXTRA CHARGE. We may assess a monthly charge to compensate us for providing the death benefit under the Policy where the insured presents a heightened or increased level of mortality risk. The minimum guaranteed monthly charge is $0.00 and the maximum guaranteed monthly charge is $100.00 per $1,000 of face amount. An insured may present increased mortality risk because of an outstanding medical condition (e.g., cancer that is in remission), or occupation or activity engaged in by the insured (e.g., sky-diving). We will assess the Cash Extra Charge only for the period of time necessary to compensate us for the heightened mortality risk we would bear as a result of an insured's outstanding medical condition, occupation or activity. The Cash Extra Charge, which is generally not applicable to most Policies, is uniquely determined for each insured and may vary based upon factors such as gender, risk class and age. The charge is defined as a level cost per thousand dollars of face amount. If a Cash Extra Charge applies to your Policy, the amount of the charge will be shown on the policy data pages of the Policy.

          6. TRANSACTION CHARGES. We may assess certain transaction charges if you elect to make a policy change, take a partial surrender, or transfer accumulation value among the sub-accounts and the guaranteed interest account. We assess transaction charges from the accumulation value of your Policy.

               a. POLICY CHANGE TRANSACTION CHARGE. We assess a Policy Change Transaction Charge to compensate us for expenses associated with processing a policy change such as an increase or decrease in face amount, a change in death benefit option or a change in your risk classification. Currently, the charge is $60 for each policy change. We guarantee the charge will not exceed $100.

               b. PARTIAL SURRENDER TRANSACTION CHARGE. For each partial surrender, we assess a processing fee of 2 percent of the amount surrendered, up to $25, from the remaining accumulation value. The fee compensates us for the administrative costs in generating the withdrawal payment and in making all calculations which may be required because of the partial surrender.

               c. TRANSFER TRANSACTION CHARGE. We currently allow you to make 12 transfers among the sub-accounts and the guaranteed interest account each policy year free of charge. We may assess $10 for the 13th and each additional transfer made during a policy year to compensate us for the costs of processing these transfers. We assess the charge from the amount being transferred. We guarantee the Transfer Transaction Charge will not exceed $25.

                    For purposes of assessing the Transfer Transaction Charge, we consider all telephone, facsimile and/or written requests processed on the same day to be one transfer, regardless of the number of sub-accounts (or guaranteed interest account) affected by the transfer(s).

          7. SURRENDER CHARGE. If your Policy terminates or you fully surrender your Policy during the first 10 policy years or within 10 years after any increase in face amount, we assess a surrender charge from your accumulation value and pay the remaining amount (less any unpaid policy charges, outstanding policy loan and accrued interest) to you. The payment you receive is called the surrender value.


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               The surrender charge equals 1.40 times the lesser of: (1) 60 times the Policy Issue Charge for the initial face amount or the face amount increase as applicable, or (2) the sum of any remaining Policy Issue Charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period. Increases in face amount have their own surrender charge penalty period. THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THESE CHARGES BEFORE YOU REQUEST A SURRENDER OR INCREASE IN FACE AMOUNT. UNDER SOME CIRCUMSTANCES THE LEVEL OF SURRENDER CHARGES MIGHT RESULT IN NO SURRENDER VALUE BEING AVAILABLE.

               We assess the Surrender Charge to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and policy issue. We do not expect Surrender Charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.


               If you have elected the Early Values Agreement, the Surrender Charge will be waived on your Policy. See "Early Values Agreement" under the "Other Policy Provisions" of this prospectus.


          8. CHARGES FOR AGREEMENTS. We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

               WAIVER OF PREMIUM -- the minimum guaranteed monthly charge is $0.01 per $1,000 of face amount and the maximum guaranteed monthly charge is $0.51 per $1,000 of face amount.

               WAIVER OF CHARGES -- the minimum guaranteed monthly charge is $0.01 per $1,000 of face amount and the maximum guaranteed monthly charge is $0.38 per $1,000 of face amount.

               DEATH BENEFIT GUARANTEE -- the minimum guaranteed monthly charge is $0.02 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk.

               TERM INSURANCE -- the minimum guaranteed monthly charge is $0.015 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk.

               FAMILY TERM INSURANCE -- CHILDREN -- the guaranteed monthly charge is $0.40 per $1,000 of coverage.

               OVERLOAN PROTECTION -- the minimum guaranteed charge upon exercise of the Agreement is 7 percent of Policy accumulation value at exercise and the maximum guaranteed charge upon exercise of the Agreement is 7 percent of Policy accumulation value at exercise.

               INTEREST ACCUMULATION -- the minimum guaranteed monthly charge is $0.015 per $1,000 of increased net amount at risk provided by the agreement and the maximum guaranteed monthly charge is $83.33 per $1,000 of increased net amount at risk provided by the agreement.


               EARLY VALUES AGREEMENT -- the minimum guaranteed monthly charge is 0.01 percent of the accumulation value less any policy loan and the maximum guaranteed monthly charge is 0.05 percent of the accumulation value less any policy loan. For purposes of determining the charge for this Agreement, policy loan interest that has accrued, but which has not been paid or added to the policy loan account, will be included as part of the policy loan being subtracted from the accumulation value.



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               The Monthly Policy Charge, Policy Issue Charge, Cost of Insurance
               Charge, Mortality and Expense Risk Charge, Cash Extra Charge, and charges for Agreements, if any, are assessed in advance on the policy date and at every monthly policy anniversary.

               Charges will be assessed against the accumulation value in the guaranteed interest account and the sub-accounts on a pro-rata basis. If there is insufficient accumulation value in the guaranteed interest account and the sub-accounts, then we will assess charges against the loan account to the extent accumulation value in the loan account exceeds the amount of outstanding policy loans.

     PORTFOLIO EXPENSES The value of the net assets of each sub-account reflects the management fees and other expenses incurred by the corresponding Portfolio in which the sub-account invests. For further information, consult the Portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the "Fee Tables" section of this prospectus.

     OTHER POLICY PROVISIONS

     DEFERRAL OF PAYMENT Normally, we will pay any proceeds under the Policy within seven days after our receipt of all the documents required for such payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the Valuation Date on which we receive the request in good order at our home office.

     We reserve the right to defer the payment of proceeds under the Policy, including policy loans, for up to six months from the date of your request, if such payment would be taken from your accumulation value in the guaranteed interest account. In that case, if we postpone payment, other than a policy loan payment, for more than 31 days, we will pay you interest at 3 percent annual rate for the period beyond 31 days that payment has been postponed. We reserve the right to defer the payment of surrender, partial surrender, loan and death benefit proceeds from the sub-accounts and process transfers for the following: (a) any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); (b) when the SEC has determined that a state of emergency exists which may make such payment impractical; or (c) the SEC, by order, permits deferral for the protection of policy owners.

     If mandated under applicable law, we may block a policy owner's account and thereby refuse to pay any request for surrender, partial surrender, transfer, loans or death benefit proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about a policy owner and the owner's account to government regulators.

     BENEFICIARY When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

     If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

     You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, we will require the written consent of the irrevocable beneficiary.


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

     Your written request to change the beneficiary will not be effective until it is recorded at our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to any death benefit proceeds we have paid before your request was recorded in our home office records.

     SUPPLEMENTAL AGREEMENTS

     The following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. We may assess monthly charges for these Agreements from accumulation value. Charges for the Agreements are described in the "Periodic Charges Other Than Investment Option Operating Expenses" table in the "Fee Tables" section of this prospectus. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details.

     WAIVER OF PREMIUM AGREEMENT The Waiver of Premiums Agreement provides that in the event of the insured's total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first policy anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement.

     WAIVER OF CHARGES AGREEMENT The Waiver of Charges Agreement provides that in the event of the insured's total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first policy anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement.

     FAMILY TERM AGREEMENT -- CHILDREN The Family Term Agreement -- Children provides fixed level term insurance on each of the insured's children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child's 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may be added after the first policy anniversary subject to underwriting approval. We assess a separate monthly charge for this Agreement.

     ACCELERATED BENEFITS AGREEMENT The Accelerated Benefit Agreement allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available at issue without underwriting approval and may be added after the first policy anniversary, again without underwriting approval. There is no separate charge for the Agreement.

     DEATH BENEFIT GUARANTEE AGREEMENT The Death Benefit Guarantee Agreement provides that the Policy will remain in force even if the accumulation value is not sufficient to cover monthly charges when due, as long as the Death Benefit Guarantee value (as defined in the Agreement) less any outstanding Policy loans is greater than zero. This Agreement is available at issue without underwriting approval and may not be added after issue. We assess a separate monthly charge for this Agreement. If your Policy is issued with this Agreement, you must allocate your premiums to any of the Ibbotson ETF Asset Allocation Portfolios or the Guaranteed Interest Account. Your allocation of premium may be made in any combination among those accounts. Subsequent transfers may only be made among


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     the Ibbotson ETF Asset Allocation Portfolios or the Guaranteed Interest
     Account and will be subject to our policies regarding transfers among the sub-accounts. See "Transfers."

     You will be required to terminate this Agreement prior to allocating premium payments to or making a transfer to a sub-account other than the Ibbotson ETF Asset Allocation Portfolios or the Guaranteed Interest Account.

     TERM INSURANCE AGREEMENT The Term Insurance Agreement provides additional level term insurance coverage on the life of the insured. Subject to underwriting approval, this Agreement is available at issue and may not be added after issue. We assess a separate monthly charge for this Agreement.

     OVERLOAN PROTECTION AGREEMENT The Overloan Protection Agreement provides that the Policy will not terminate because of a policy loan even where the accumulation value of the Policy is insufficient to cover policy charges. This Agreement is available at issue without underwriting approval. The policy owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the death benefit payable under the Policy will be the minimum death benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-modified endowment contracts after the Policy has been in force for at least 15 years and the insured is over 75 years of age. Once elected, this Agreement will last until the Policy is surrendered or until the insured's death and will reduce the Policy death benefit by the amount of the loan account. We assess a one-time charge when the Agreement is exercised.


     INTEREST ACCUMULATION AGREEMENT The IAA provides additional death benefit for policy owners that have elected the Sum of Premiums death benefit option and is intended to approximate the effect interest would have on the aggregate premiums applied to the Policy. Once exercised, this Agreement will provide additional death benefit equal to the Interest Accumulation Agreement increase factor chosen by the policy owner times the difference between the total death benefit and the face amount of the Policy. The policy owner may choose an Interest Accumulation Agreement increase factor from a specified range between 0 percent and 12 percent. This Agreement is available at issue subject to underwriting approval and may not be added after issue. The additional death benefit provided under this Agreement will be subject to monthly cost of insurance charges.


     The following example assumes a Policy face amount of $1,000,000, an annual premium payment of $10,000, an election of the Sum of Premiums death benefit option and an IAA increase factor of 6 percent. At the first policy anniversary, the Policy death benefit is $1,010,000 ($1,000,000 + $10,000) and the death benefit will be increased by an amount equal to the difference between the death benefit ($1,010,000) and the face amount of the Policy ($1,000,000), multiplied by the IAA increase percentage (6 percent), or $600 (($1,010,000 - $1,000,000) x .06). Consequently, the
     death benefit after the IAA increase is applied will be $1,010,600 ($1,000,000 + $10,000 + $600).


     EARLY VALUES AGREEMENT The Early Values Agreement (EVA) waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash surrender values in the early years of Policy ownership. If you elect this Agreement, the accumulation value will be slightly lower than if this Agreement is not elected because of the charge for this Agreement. The minimum monthly charge for this Agreement is
     0.01 percent of the accumulation value less any policy loan and the maximum monthly charge is 0.05 percent of accumulation value less any policy loan. For purposes of determining the charge for this Agreement, policy loan interest that has accrued, but which has not been paid or added to the policy loan account, will be included as part of the policy loan



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     being subtracted from the accumulation value. This Agreement is only available at issue and may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash surrender values in the early years of this Policy are important to you and you are willing to accept lower Policy accumulation values.


OTHER MATTERS

     FEDERAL TAX STATUS

     INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

     TAXATION OF MINNESOTA LIFE AND THE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT We are taxed as a "life insurance company" under the Code. The operations of the Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Account or on capital gains arising from the Account's activities. The Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Account or the Policies.

     In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

     TAX STATUS OF THE POLICY In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on a standard rate class basis (other than those with a Cash Extra Charge) should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or with a Cash Extra Charge and it is not clear whether such policies will in all cases satisfy the applicable requirements. If a Policy were determined not to be a life insurance contract for federal income tax purposes, that Policy would not provide most of the tax advantages normally provided by a life insurance contract. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.


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     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of underlying variable account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as the owner of the assets held in the Account, which is the variable account underlying the Policy. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Policies from being treated as the owners of the assets held in the Account.

     In addition, the Code requires that the investments of the Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

     TAX TREATMENT OF POLICY BENEFITS

     GENERAL We believe that the death benefit under a Policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

     Generally, the policy owner will not be deemed to be in constructive receipt of the policy accumulation value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     MODIFIED ENDOWMENT CONTRACTS Under the Internal Revenue Code, certain life insurance contracts are classified as MECs, with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general, however, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during the first seven policy years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the Policy to be classified as a MEC.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS Policies classified as MECs are subject to the following tax rules:

          1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income


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               and as tax-free recovery of the policy owner's investment in the
               Policy only after all gain has been distributed.

          2. Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

          3. A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary.

     If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a recovery of the policy owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans.

     Finally, the 10 percent additional income tax does not apply to distributions or loans from or secured by a Policy that is not a MEC.

     SETTLEMENT OPTIONS Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.

     MULTIPLE POLICIES Under the Code, all MECs issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one MEC for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

     INVESTMENT IN THE POLICY Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

     POLICY LOANS In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a Policy is canceled or terminated, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


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     OVERLOAN PROTECTION AGREEMENT Anyone contemplating the purchase of the
     Policy with the Overloan Protection Agreement should be aware that the tax consequences of the Overloan Protection Agreement have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Agreement is exercised. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Agreement.

     WITHHOLDING To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

     OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

     The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation-skipping transfer and other taxes.

     CONTINUATION OF POLICY BEYOND AGE 100 While we intend for the Policy to remain in force through the insured's age 121, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

     OTHER TRANSACTIONS Changing the policy owner may have tax consequences. Pursuant to Section 1035(a)(1) of the Code, exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a MEC. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

     BUSINESS USES OF POLICY The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split-dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

     Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business


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     contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability of the new legislation to the proposed purchase. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

     SPLIT-DOLLAR ARRANGEMENTS A tax adviser should be consulted with respect to the 2003 split-dollar regulations if you have purchased or are considering the purchase of a Policy for a split-dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

     ALTERNATIVE MINIMUM TAX There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

     Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

     During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption.

     The complexity of EGTRRA, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a Policy should consult a tax adviser.

     VOTING RIGHTS

     We will vote the Fund shares held in the various sub-accounts of the Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's accumulation value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. We will vote Fund shares held by the Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Account. Proportional voting may result in a small number of policy owners determining the outcome of the vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only:

          - if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners, or

          - if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

     In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report or through special notice.


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     COMPENSATION PAID FOR THE SALE OF POLICIES

     Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives, which is described in more detail below. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the policy charges described elsewhere in this prospectus.

     PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL Commissions to registered representatives of Securian Financial on the sale of Policies include up to 50 percent of gross premium in the first 2 years following policy issue or an increase in face amount and up to 6 percent of the gross premium in years 3 through 5 following issue or increase in face amount. Beginning in policy year 6 we will also pay compensation of up to 0.10 percent of the accumulation value.


     For policies where the Early Values Agreement is in effect, compensation paid to registered representatives of Securian Financial will not exceed 16 percent of gross premium in the first year following issue or change in face amount and 12.5 percent of gross premium in years two through five following issue or change in face amount.


     In addition, based uniformly on the sales of all insurance policies by registered representatives of Securian Financial, either we or Securian Financial will pay credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, insurance benefits, and other benefits based on their contract with us.

     We make additional payments for sales of the Policies to general agents who manage registered representatives and to the business unit responsible for the operation of our distribution system. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

     PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy. We may also pay other broker dealers amounts to compensate them for training and education meetings for their registered representatives.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

     LEGAL PROCEEDINGS


     Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Individual Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Individual Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Individual Variable Universal Life Account.


     FINANCIAL STATEMENTS

     The financial statements of Minnesota Life are contained in the Statement of Additional Information. Since the Account had not commenced operations as of December 31, 2007, no financial information for the Account is included in this prospectus. Therefore, you should consider our financial statements only as bearing on our ability to meet our obligations under the Policy. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

     REGISTRATION STATEMENT

     We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information regarding the Account, Minnesota Life and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, with the same date, containing further information about the Account and the Policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about the Account (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

          General Information and History
          Services
          Additional Information
          Underwriters
          Underwriting Procedures
          Settlement Options
          Illustrations
          Experts
          Other Information

     RULE 12-H7 REPRESENTATION


     Consistent with well established industry and SEC practice, Minnesota Life does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 (the "Securities Exchange Act") as depositor of the Variable Life Account, or for any other Variable Separate Account for which we act as depositor. Nevertheless, to the extent the SEC takes the position that insurance company depositors of variable insurance product separate accounts registered with the SEC are subject to the periodic reporting requirements of the Securities Exchange Act, Minnesota Life intends to rely upon the exemption from those requirements set forth in Rule 12-h7 under the Securities Exchange Act to the extent necessary to avoid any such periodic reporting obligation.


     Investment Company Act No. 811-22093

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

APPENDIX -- GLOSSARY

     ACCOUNT: The Minnesota Life Individual Variable Universal Life Account.

     ACCUMULATION VALUE: The sum of the values under the Policy in the Minnesota Life Individual Variable Universal Life Account, the guaranteed interest account and the loan account.

     AGE: The issue age plus the number of complete policy years elapsed.

     AGREEMENT: Any benefit, other than the base Policy, made a part of this Policy.

     APPLICATION: The form completed by the proposed insured and/or proposed owner when applying for coverage under the Policy. This includes any:

          -    amendments or endorsements;

          -    supplemental applications; or

          -    reinstatement applications.

     BENEFICIARY(IES): The person(s) so named in the application, unless later changed, to whom any death benefit is payable upon the death of an insured, subject to the conditions and provisions of the Policy.

     CODE: The U.S. Internal Revenue Code of 1986, as amended.

     DEATH BENEFIT: The amount payable to the beneficiary upon the death of the insured, according to the conditions and provisions of the Policy.

     FACE AMOUNT: The amount we use in determining the insurance coverage of an insured's life.

     FREE LOOK PERIOD: The period during which you may examine and return the Policy to us at our home office and receive a refund.

     FUND: An open-end diversified management investment company or unit investment trust in which the Minnesota Life Individual Variable Universal Life Account invests.

     GENERAL ACCOUNT: All assets of the Minnesota Life Insurance Company other than those in the Minnesota Life Individual Variable Universal Life Account or other separate accounts established by us.

     GRACE PERIOD: A 61-day period after which a Policy will terminate if you do not make a sufficient payment.

     GUARANTEED INTEREST ACCOUNT: The portion of the general account of Minnesota Life Insurance Company, which is attributable to the Policy and policies of this class, exclusive of policy loans. Accumulation value in the guaranteed interest account accrues interest at no less than a guaranteed minimum rate.

     HOME OFFICE: Our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500.

     INITIAL FACE AMOUNT: The face amount on the policy date.

     INITIAL MINIMUM PREMIUM: The amount of premium required to put the Policy in force. The initial minimum premium is the monthly initial minimum premium shown on the policy data pages multiplied by three (3) months plus the number of complete months from the policy date to the date of payment.

     ISSUE AGE: The insured's age at nearest birthday as of the policy date.

     LOAN ACCOUNT: Part of our general account where we transfer amounts from the Minnesota Life Individual Variable Universal Life Account and the guaranteed interest account as collateral for policy loans.

     MEC: A modified endowment contract, as defined under the Code.

     NET AMOUNT AT RISK: The value equal to the death benefit as of the most recent monthly policy anniversary divided by the net amount at risk divisor (as shown on the policy data pages), and reduced by the Policy accumulation value at the beginning of the policy month, before deduction of the current month's cost of insurance charge.

     NET PREMIUM: The amount of premium after the Premium Charge has been deducted.

     OWNER (YOU, YOUR): The person named in the application as the owner, unless later changed.

     PLANNED PREMIUM: The amount of premium you plan to pay for the Policy on a periodic basis. Planned premiums serve as the basis for premium payment reminder notices. Payment of planned premiums may not necessarily keep the Policy in force.

     POLICY ANNIVERSARY: The same day and month as your policy date for each succeeding year your policy remains in force. A monthly policy anniversary is the same day as your policy date for each succeeding month your policy remains in force.

     POLICY DATE: The date shown on the policy data pages, which is the date from which we determine policy anniversaries, policy years, and monthly policy anniversaries.

     POLICY LOAN INTEREST: The amount of interest we charge you on any outstanding policy loan balance under your Policy.

     POLICY YEAR: A year that starts on the policy date or on a policy anniversary.

     PORTFOLIO: A separate investment Portfolio of a Fund. Each sub-account invests exclusively in one Portfolio of a Fund.

     RISK CLASS: The classification of the insured, based on the Underwriting Class combined with the Tobacco Class.

     SEC: The Securities and Exchange Commission, a United States government agency.

     SUB-ACCOUNT: A subdivision of the Minnesota Life Individual Variable Universal Life Account. We invest each sub-account's assets exclusively in shares of one Portfolio.

     SURRENDER VALUE: The amount available to you when your Policy is surrendered or terminates. The surrender value equals the accumulation value, less any unpaid policy charges, any outstanding policy loan, and unpaid policy loan interest and any applicable surrender charge.

     TERMINATION: When your Policy terminates without value after a grace period. You may reinstate a terminated Policy, subject to certain conditions.

     TOBACCO CLASS: Based on the tobacco use habits of the insured, with the insured designated as either "tobacco" or "non-tobacco."

     UNDERWRITING CLASS: The classification of the insured, representing the assumed level of mortality risk that we assume.

     UNIT: A measure of your interest in a sub-account of the Minnesota Life Individual Variable Universal Life Account.

     UNIT VALUE CREDIT: A credit we may provide which is used in the determination of the net investment factor for each sub-account.

     VALUATION DATE: A valuation date is any date on which the New York Stock Exchange ("NYSE") is open for trading, except for any days specified in the prospectus for the Policy and any day the Portfolio corresponding to a sub-account does not value its shares. A valuation date ends at the close of trading on the NYSE for that day.

     WRITTEN REQUEST: A request in writing signed by you. We may require that your Policy be sent in with a written request.

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

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number                  Caption in Prospectus
   15.                       Cover Page and Table of Contents
   16.                       General Information and History
   17.                       Services
   18.                       Premiums
   19.                       Additional Information About Operation of
                             Contracts and Minnesota Life Individual Variable
                             Universal Life Account
   20.                       Underwriters
   21.                       Additional Information About Charges
   22.                       Lapse and Reinstatement
   23.                       Loans
   24.                       Financial Statements
   25.                       Illustrations

                       STATEMENT OF ADDITIONAL INFORMATION

                        MINNESOTA LIFE INSURANCE COMPANY
                             400 ROBERT STREET NORTH
                           SAINT PAUL, MINNESOTA 55101

            MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information contains additional information to the prospectus for the variable universal life insurance policy (the "Policy") offered by Minnesota Life Insurance Company ("Minnesota Life"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectus for the Policy and the prospectuses for the investment options. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the prospectus. You may obtain a copy of the prospectus by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101.

                                 May 1, 2009

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
SERVICES
ADDITIONAL INFORMATION
UNDERWRITERS
UNDERWRITING PROCEDURES
SETTLEMENT OPTIONS
ILLUSTRATIONS
EXPERTS
OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

On June 12, 2007, our Board of Trustees established a separate account, called the Minnesota Life Individual Variable Universal Life Account ("the Account"), in accordance with certain provisions of the Minnesota insurance law. The Account is registered as a unit investment trust separate account with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Account.

SERVICES

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company, which includes overnight calculation of unit value amounts. Minnesota Life oversees State Street's performance of these services.

ADDITIONAL INFORMATION

ASSIGNMENT The Policy may be assigned. Any assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE OR GENDER If the insured's age or gender has been misstated, we will adjust the proceeds payable under the Policy based on what the last monthly charges would have purchased at the correct age or gender.

INCONTESTABILITY After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except in the case of fraud. However, if there has been a policy change or reinstatement for which we required evidence of insurability, we may contest that policy change or reinstatement for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy change or reinstatement.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy less any policy loan, unpaid loan interest and partial surrenders. If there has been a policy change or reinstatement for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy change or reinstatement, our liability with respect to the policy change or reinstatement will be limited to an amount equal to the portion of the monthly charges associated with that policy change or reinstatement.

REPORTS At least once each year we will send you a report. This report will include the accumulation value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the policy year and policy loan activity. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

UNDERWRITERS

The Policies are sold in a continuous offering by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota.

Commissions to registered representatives of Securian Financial on the sale of Policies include up to 50 percent of gross premium in the first 2 years following policy issue or an increase in face amount and up to 6 percent of the gross premium in years 3 through 5 following issue or increase in face amount. Beginning in policy year 6 we will also pay compensation of up to 0.10 percent of the accumulation value.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter may also receive amounts from certain Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter may receive a portion or all of the 12b-1 fees up to .25 percent of the average daily net assets of the Portfolios of the Fund attributable to the Policies.

We pay compensation to affiliated and unaffiliated broker-dealers for the sale of the Policies. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.


Compensation to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first two policy years; up to 4 percent of the gross premium in policy years three through five following issue or increase in face amount and beginning in year six, up to .10 percent of the accumulation value.

For policies where the Early Values Agreement is in effect, compensation paid to registered representatives of Securian Financial will not exceed 16 percent of gross premium in the first year following issue or change in face amount and 12.5 percent of gross premium in years two through five following issue or change in face amount.

This description of compensation shows the amount of compensation payable under the Accumulator Variable Universal Life Insurance Policy for payment of gross premium up to the first year target premium. Compensation payable on gross premium received in excess of first year target premium will be paid at a rate of 2 percent.

We make additional payments for sales of the Policies to general agents who manage registered representatives and to the business unit responsible for the operation of our distribution system. Payments to general agents vary and depend on many factors including the compensation and amount of proprietary products sold by registered representatives supervised by the general agent.

Amounts paid by Minnesota Life to the underwriters of the Policies during 2008 were $4,554,207, which include amounts paid for other contracts issued through the Individual Variable Universal Life Account.


UNDERWRITING PROCEDURES

We require proof of insurability for policy issue and all policy changes resulting in an increase in face amount or other changes that result in an increase in the net amount at risk under the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, gender, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the gender, tobacco habits, and age of each insured and are based on the 2001 CSO Composite gender distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

SETTLEMENT OPTIONS

The proceeds of the Policy are payable upon surrender, or upon our receipt of satisfactory proof of the insured's death while the Policy is in force. We will pay the proceeds in a lump sum unless a settlement option has been selected. We will deduct any outstanding policy loan, any accrued loan interest and unpaid monthly charges from the proceeds we pay. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on any death benefit proceeds payable if payment is to be made in a lump sum. Interest will accrue on the death benefit proceeds payable from the date of the insured's death until the date of payment. Interest will be credited at a rate which we shall determine in our discretion. Such credited interest will never be less than a 3 percent annual rate.

You may, during the lifetime of the insured, request that we pay the proceeds of the Policy under one of the settlement options described below. We may also offer other methods of payment that are agreeable to both you and us. A settlement option may be selected only if payments are to be made to a natural person in that person's own right.


During the lifetime of the insured, you may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.


Each settlement option described below is payable only in fixed amounts. The payments do not vary with the investment performance of the Account.

     OPTION 1 - INTEREST PAYMENTS

     We will pay interest on the proceeds at such times and for such period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a lump sum or under any other method we approve.

     OPTION 2 - PAYMENTS FOR A SPECIFIED PERIOD

     We will make payments for a specified number of years.

     OPTION 3 - LIFE INCOME

     We will make payments monthly during the lifetime of a payee, terminating with the last monthly payment immediately preceding the payee's death. We may require proof of the payee's age and gender.

     OPTION 4 - PAYMENTS OF A SPECIFIED AMOUNT

     We will pay a specified amount until the proceeds and interest thereto are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the settlement option which will state the terms and conditions of the payments. Unless you specify otherwise, the beneficiary may select a settlement option after the insured's death.

The minimum rate of interest we will credit under any settlement option is a 3 percent annual rate of interest. We may, in our sole discretion, credit higher rates of interest on monies held by us in our general account which are to be paid under a settlement option.

ILLUSTRATIONS

To illustrate the operation of the Policy under certain assumptions, we have prepared the following tables along with explanatory text that may be of assistance.

The following tables illustrate how the accumulation value, cash surrender value and death benefit of a Policy change with the investment experience of the sub-accounts of the Account. The tables show how the accumulation value, cash surrender value and death benefit of a Policy to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the Account were a uniform, gross, after-tax rate of 0 percent and 6 percent The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent and 6 percent but fluctuated over the life of the Policy.


The tables illustrate a Policy issued to an insured male age 35 in the preferred select non-tobacco risk class with an Increasing Death Benefit Option. The tables assume an initial face amount of $585,000 and an annual planned premium payment of $9,700. The tables also assume that the Guideline Premium Test for definition of life insurance has been elected. The tables reflect both guaranteed maximum and current charges for all charges under the Policy, except charges for partial surrenders, transfers and any optional Agreements. The tables assume that there have been no allocations made to the guaranteed interest account.

Guaranteed maximum cost of insurance charges will vary by age, gender, and risk class. We use the male, female and unisex Composite 2001 Commissions Standard Ordinary Mortality Table ("2001 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of gender-base distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In many cases we intend to impose cost of insurance charges which are lower than the maximum charges described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the risk category of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.


The amounts shown for the hypothetical accumulation value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Portfolio is deducted from the gross return. The investment management fee illustrated is 0.48 percent and represents the arithmetic average of the annual fee charged for all Portfolios available under the Policy. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are 0.32 percent, representing the arithmetic average of the 2008 expense ratios of the Portfolios available under the Policy. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is 0.06 percent and represents the arithmetic average of those fees charged for all Portfolios that assess a 12b-1 fee. Lastly, the net return is increased by any unit value credit that we are currently providing. The unit value credit illustrated is 0.13 percent and represents the arithmetic average of the unit value credit for all Portfolios available under the Policy. For the maximum contractual charges illustration, no unit value credit is assumed so the net annual rates of return shown are -0.86 and 5.14 percent. Therefore, gross annual rates of return of 0 and 6 percent correspond to approximate net annual rates of return of -0.73 and 5.27 percent on the current charges illustration.


The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 and 6 percent than it does now.

If a particular Policy would be subject to different levels of charges, the accumulation values, cash surrender values and death benefits would vary from those shown in the tables. The accumulation values, cash surrender values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or accumulation values were allocated differently among individual sub-accounts with varying rates of return. In addition, the accumulation values, cash surrender values and death benefits would also vary between tables depending upon whether the Level Option, Increasing Option or Sum of Premiums Option death benefit is illustrated.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, gender and risk classification, and on the face amount, premium, death benefit option and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this statement, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations. You may request a personalized illustration, without charge, from us by calling us at 1-800-277-9244 or writing to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                                 ACCUMULATOR VUL
                     DEATH BENEFIT OPTION--INCREASING OPTION
                         ASSUMING GUIDELINE PREMIUM TEST
                  MALE ISSUE AGE 35, PREFERRED SELECT NON-TOBACCO
                         INITIAL FACE AMOUNT -- $585,000
                            $9,700 ANNUAL PREMIUM(1)
                      USING MAXIMUM CONTRACTUAL CHARGES(2)

                 - ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -


                                            0% GROSS                                     6% GROSS
                                           -0.86% NET                                    5.14% NET

 POL               ANNUAL                CASH SURRENDER                                CASH SURRENDER
YR(3)   ATT AGE   PREMIUM   ACC. VALUE        VALUE       DEATH BENEFIT   ACC. VALUE       VALUE        DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
  1       35       9,700        6,595              0         591,595         7,058              0           592,058
  2       36       9,700       13,035          3,576         598,035        14,371          4,912           599,371
  3       37       9,700       19,328          9,869         604,328        21,956         12,497           606,956
  4       38       9,700       25,455         15,996         610,455        29,801         20,342           614,801
  5       39       9,700       31,418         21,958         616,418        37,917         28,458           622,917
  6       40       9,700       37,213         29,646         622,213        46,309         38,742           631,309
  7       41       9,700       42,827         37,151         627,827        54,971         49,296           639,971
  8       42       9,700       48,245         44,461         633,245        63,896         60,112           648,896
  9       43       9,700       53,459         51,567         638,459        73,084         71,192           658,084
 10       44       9,700       58,443         58,443         643,443        82,514         82,514           667,514
 15       49       9,700       86,519         86,519         671,519       141,197        141,197           726,197
 20       54       9,700      108,213        108,213         693,213       208,724        208,724           793,724
 25       59       9,700      119,502        119,502         704,502       281,851        281,851           866,851
 30       64       9,700      116,198        116,198         701,198       356,137        356,137           941,137
 35       69       9,700       91,013         91,013         676,013       421,866        421,866         1,006,866
 40       74       9,700       34,977         34,977         619,977       464,984        464,984         1,049,984
 45       79       9,700            0              0               0       450,244        450,244         1,035,244
 50       84       9,700            0              0               0       308,624        308,624           893,624



(1) A premium payment of $9,700 is assumed to be paid annually at the beginning of each policy year.

(2) The actual cost of insurance charges of a Policy depends on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for a male, age 35, preferred select non-tobacco risk class used for the purposes of this illustration is $0.11. The cost of insurance charge will increase as the insured ages.


(3) Assumes that no policy loans have been made, no partial surrenders have been made, that no transfer charges were incurred and that no optional Agreements have been requested.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE

OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFITS AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0 AND 6 PERCENT OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                 ACCUMULATOR VUL
                       DEATH BENEFIT OPTION--INCREASING OPTION
                         ASSUMING GUIDELINE PREMIUM TEST
                  MALE ISSUE AGE 35, PREFERRED SELECT NON-TOBACCO
                         INITIAL FACE AMOUNT -- $585,000
                            $9,700 ANNUAL PREMIUM(1)
                            USING CURRENT CHARGES(2)

                 - ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -


                                            0% GROSS                                     6% GROSS
                                           -0.73% NET                                    5.27% NET

 POL               ANNUAL                CASH SURRENDER                                CASH SURRENDER
YR(3)   ATT AGE   PREMIUM   ACC. VALUE        VALUE       DEATH BENEFIT   ACC. VALUE       VALUE        DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------

 1         35      9,700        7,559              0         592,559          8,062               0          593,062
 2         36      9,700       15,026          5,566         600,026         16,508           7,049          601,508
 3         37      9,700       22,402         12,943         607,402         25,358          15,899          610,358
 4         38      9,700       29,682         20,222         614,682         34,624          25,164          619,624
 5         39      9,700       36,865         27,406         621,865         44,325          34,866          629,325
 6         40      9,700       43,954         36,387         628,954         54,484          46,916          639,484
 7         41      9,700       50,942         45,267         635,942         65,115          59,439          650,115
 8         42      9,700       57,824         54,040         642,824         76,234          72,450          661,234
 9         43      9,700       64,597         62,705         649,597         87,863          85,971          672,863
10         44      9,700       71,254         71,254         656,254        100,017         100,017          685,017
15         49      9,700      111,087        111,087         696,087        180,114         180,114          765,114
20         54      9,700      148,198        148,198         733,198        282,191         282,191          867,191
25         59      9,700      181,031        181,031         766,031        410,771         410,771          995,771
30         64      9,700      207,667        207,667         792,667        571,276         571,276        1,156,276
35         69      9,700      224,639        224,639         809,639        768,724         768,724        1,353,724
40         74      9,700      228,199        228,199         813,199      1,009,364       1,009,364        1,594,364
45         79      9,700      208,720        208,720         793,720      1,294,278       1,294,278        1,879,278
50         84      9,700      148,686        148,686         733,686      1,615,522       1,615,522        2,200,522
55         89      9,700       24,034         24,034         609,034      1,954,702       1,954,702        2,539,702
60         94      9,700            0              0               0      2,288,324       2,288,324        2,873,324
65         99      9,700            0              0               0      2,599,792       2,599,792        3,184,792
70        104      9,700            0              0               0      2,853,269       2,853,269        3,438,269
75        109      9,700            0              0               0      2,972,616       2,972,616        3,557,616
80        114      9,700            0              0               0      2,827,619       2,827,619        3,412,619
85        119      9,700            0              0               0      2,190,222       2,190,222        2,775,222




(1) A premium payment of $9,700 is assumed to be paid annually at the beginning of each policy year.

(2) The actual cost of insurance charges of a Policy depends on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for a male, age 35, preferred select non-tobacco risk class used for the purposes of this illustration is $0.06. The cost of insurance charge will increase as the insured ages.


(3) Assumes that no policy loans have been made, no partial surrenders have been made, that no transfer charges were incurred and that no optional Agreements have been requested.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE

OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFITS AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0 AND 6 PERCENT OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

EXPERTS

Actuarial matters included in the prospectus have been examined by Robert J. Ehren, Senior Vice President.


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries as of December 31, 2008, and the financial statements of the Minnesota Life Individual Variable Universal Life Account as of December 31, 2008, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appears elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Individual Variable Universal Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Individual Variable Universal Life Account (the Variable Account) as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for the period then ended, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2008 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Universal Life Account as of December 31, 2008, the results of its operations for the period then ended, the changes in its net assets for the period then ended, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 10, 2009

            MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                  ADVANTUS  ADVANTUS     ADVANTUS     ADVANTUS     ADVANTUS      ALLIANCE
                                       ADVANTUS  INDEX 400   INDEX    INTERNATIONAL   MORTGAGE   REAL ESTATE    BERNSTEIN
                                         BOND     MID-CAP     500          BOND      SECURITIES   SECURITIES  INTERNATIONAL
                                        CLASS 1   CLASS 1   CLASS 1      CLASS 1       CLASS 1     CLASS 1        VALUE
                                       --------  ---------  --------  -------------  ----------  -----------  -------------
              ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio Class 1, 83,874
      shares at net asset value of
      $1.37 per share
      (cost $121,374)                  $114,574        --        --           --           --           --           --
   Index 400 Mid-Cap Portfolio Class
      1, 19,084 shares at net asset
      value of $1.26 per share
      (cost $31,360)                         --    23,965        --           --           --           --           --
   Index 500 Portfolio Class 1, 7,926
      shares at net asset value of
      $3.03 per share
      (cost $28,812)                         --        --    23,986           --           --           --           --
   International Bond Portfolio Class
      1, 38,374 shares at net asset
      value of $1.57 per share
      (cost $59,392)                         --        --        --       60,330           --           --           --
   Mortgage Securities Portfolio
      Class 1, 35,691 shares at net
      asset value of $1.37 per share
      (cost $52,710)                         --        --        --           --       48,844           --           --
   Real Estate Securities Portfolio
      Class 1, 24,445 shares at net
      asset value of $1.54 per share
      (cost $46,452)                         --        --        --           --           --       37,583           --
Investments in shares of the Alliance
   Bernstein Funds:
   Alliance Bernstein International
      Value, 2,893 shares at net
      asset value of $11.05 per share
      (cost $39,928)                         --        --        --           --           --           --       31,967
                                       --------   -------    ------       ------       ------       ------       ------
                                        114,574    23,965    23,986       60,330       48,844       37,583       31,967
Receivable from Minnesota Life for
   Policy purchase payments               5,422        --        19        5,462           48          552        1,308
Receivable for investments sold              --        --        --           --           --           --           --
                                       --------   -------    ------       ------       ------       ------       ------
         Total assets                   119,996    23,965    24,005       65,792       48,892       38,135       33,275
                                       --------   -------    ------       ------       ------       ------       ------
          LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges         --        --        --           --           --           --           --
Payable for investments purchased         5,422        --        19        5,462           48          552        1,308
                                       --------   -------    ------       ------       ------       ------       ------
         Total liabilities                5,422        --        19        5,462           48          552        1,308
                                       --------   -------    ------       ------       ------       ------       ------
         Net assets applicable to
            Policy owners              $114,574    23,965    23,986       60,330       48,844       37,583       31,967
                                       ========   =======    ======       ======       ======       ======       ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)            $114,574    23,965    23,986       60,330       48,844       37,583       31,967
                                       ========    ======    ======       ======       ======       ======       ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                                 IBBOTSON    IBBOTSON     IBBOTSON       IBBOTSON
                                                                    FRANKLIN    AGGRESSIVE   BALANCED   CONSERVATIVE      GROWTH
                                        FIDELITY VIP  FIDELITY VIP  SMALL CAP   GROWTH ETF   ETF ASSET   ETF ASSET      ETF ASSET
                                       EQUITY-INCOME    MID-CAP       VALUE    ASSET ALLOC  ALLOCATION   ALLOCATION   ALLOCATION CL1
                                       -------------  ------------  ---------  -----------  ----------  ------------  --------------
              ASSETS
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   Equity-Income Portfolio, 4,336
      shares at net asset value of
      $13.18 per share
      (cost $78,559)                      $57,152            --           --          --           --           --              --
   Mid-Cap Fund, 3,862 shares at net
      asset value of $18.43 per share
      (cost $95,468)                           --        71,182           --          --           --           --              --
Investments in shares of the Franklin
   Templeton Variable Insurance
   Products Fund:
   Small Cap Value Fund, 9,361 shares
      at net asset value of $10.73
      per share
      (cost $119,489)                          --            --      100,441          --           --           --              --
Investments in shares of the Ibbotson
   Funds:
   Aggressive Growth ETF Asset Alloc,
      92,568 shares at net asset
      value of $6.36 per share
      (cost $643,252)                          --            --           --     588,735           --           --              --
   Balanced ETF Asset Allocation,
      38,685 shares at net asset
      value of $7.65 per share
      (cost $323,904)                          --            --           --          --      295,937           --              --
   Conservative ETF Asset Allocation,
      30,192 shares at net asset
      value of $9.77 per share
      (cost $299,622)                          --            --           --          --           --      294,974              --
   Growth ETF Asset Allocation,
      423,329 shares at net asset
      value of $6.93 per share
      (cost $3,543,472)                        --            --           --          --           --           --       2,933,671
                                          -------        ------      -------     -------      -------      -------       ---------
                                           57,152        71,182      100,441     588,735      295,937      294,974       2,933,671
Receivable from Minnesota Life for
   Policy purchase payments                    96         1,435        4,477      46,948        4,033        4,042         134,190
Receivable for investments sold                --            --           --          --           --           --              --
                                          -------        ------      -------     -------      -------      -------       ---------
         Total assets                      57,248        72,617      104,918     635,683      299,970      299,016       3,067,861
                                          -------        ------      -------     -------      -------      -------       ---------
            LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges           --            --           --          --           --           --              --
Payable for investments purchased              96         1,435        4,477      46,948        4,033        4,042         134,190
                                          -------        ------      -------     -------      -------      -------       ---------
         Total liabilities                     96         1,435        4,477      46,948        4,033        4,042         134,190
                                          -------        ------      -------     -------      -------      -------       ---------
         Net assets applicable to
            Policy owners                 $57,152        71,182      100,441     588,735      295,937      294,974       2,933,671
                                          =======        ======      =======     =======      =======      =======       =========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)               $57,152        71,182      100,441     588,735      295,937      294,974       2,933,671
                                          =======        ======      =======     =======      =======      =======       =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                          IBBOTSON                                   VAN KAMPEN             VANGUARD    VANGUARD
                                          INCOME &       JANUS ASPEN   JANUS ASPEN  UIF EMERGING  VANGUARD    FUND        FUND
                                         GROWTH ETF     INTERNATIONAL   LARGE CAP     MARKETS       FUND    CAPITAL   DIVERSIFIED
                                       ASSET ALLOC CL1   GROWTH INST      GROWTH       EQUITY     BALANCED   GROWTH      VALUE
                                       ---------------  -------------  -----------  ------------  --------  --------  -----------
              ASSETS
Investments in shares of the Ibbotson
   Funds:
   Income & Growth ETF Asset Alloc
      Cl1, 6,437 shares at net asset
      value of $8.41 per share
      (cost $54,155)                      $54,133               --            --           --          --        --          --
Investments in shares of the Janus
   Aspen Series:
   International Growth Inst, 5,321
      shares at net asset value of
      $26.43 per share
      (cost $203,322)                          --          140,638            --           --          --        --          --
   Large Cap Growth, 6,127 shares at
      net asset value of $15.80 per
      share (cost $119,408)                    --               --        96,809           --          --        --          --
Investments in shares of the Van
   Kampen Funds:
   UIF Emerging Markets Equity Fund,
      4,728 shares at net asset value
      of $7.63 per share
      (cost $53,014)                           --               --            --       36,076          --        --          --
Investments in shares of the Vanguard
   Funds:
   Balanced, 3,468 shares at net
      asset value of $14.85 per share
      (cost $60,057)                           --               --            --           --      51,506        --          --
   Capital Growth, 3,817 shares at
      net asset value of $12.42 per
      share (cost $56,842)                     --               --            --           --          --    47,409          --
   Diversified Value, 2,996 shares at
      net asset value of $9.57 per
      share (cost $35,442)                     --               --            --           --          --        --      28,671
                                          -------          -------       -------       ------      ------    ------      ------
                                           54,133          140,638        96,809       36,076      51,506    47,409      28,671
Receivable from Minnesota Life for
   Policy purchase payments                 2,192            3,323         3,529        1,150          --       144          19
Receivable for investments sold                --               --            --           --          --        --          --
                                          -------          -------       -------       ------      ------    ------      ------
         Total assets                      56,325          143,961       100,338       37,226      51,506    47,553      28,690
                                          -------          -------       -------       ------      ------    ------      ------
           LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges           --               --            --           --          --        --          --
Payable for investments purchased           2,192            3,323         3,529        1,150          --       144          19
                                          -------          -------       -------       ------      ------    ------      ------
         Total liabilities                  2,192            3,323         3,529        1,150          --       144          19
                                          -------          -------       -------       ------      ------    ------      ------
         Net assets applicable to
            Policy owners                 $54,133          140,638        96,809       36,076      51,506    47,409      28,671
                                          =======          =======       =======       ======      ======    ======      ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)               $54,133          140,638        96,809       36,076      51,506    47,409      28,671
                                          =======          =======       =======       ======      ======    ======      ======

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------
                                       VANGUARD   VANGUARD                  VANGUARD   VANGUARD   VANGUARD    VANGUARD
                                         FUND       FUND        VANGUARD      FUND       FUND       FUND        FUND
                                        EQUITY   HIGH YIELD       FUND       MONEY    SHORT-TERM  SMALL CO   TOTAL BOND
                                        INCOME      BOND     INTERNATIONAL   MARKET    INV GRADE   GROWTH   MARKET INDEX
                                       --------  ----------  -------------  --------  ----------  --------  ------------
                ASSETS
Investments in shares of the Vanguard
   Funds:
   Equity Income, 11,025 shares at
      net asset value of $12.08 per
      share (cost $142,303)            $133,187         --           --          --         --         --          --
   High Yield Bond, 6,122 shares at
      net asset value of $5.91 per
      share (cost $41,455)                   --     36,181           --          --         --         --          --
   International, 2,140 shares at net
      asset value of $11.80 per share
      (cost $32,844)                         --         --       25,257          --         --         --          --
   Money Market 61,709 shares at net
      asset value of $1.00 per share
      (cost $61,709)                         --         --           --      61,709         --         --          --
   Short-Term Investment Grade, 7,282
      shares at net asset value
      of $9.95 per share
      (cost $72,855)                         --         --           --          --     72,454         --          --
   Small Company Growth, 6,706 shares
      at net asset value of $9.78 per
      share (cost $78,793)                   --         --           --          --         --     65,585          --
   Total Bond Market Index, 7,100
      shares at net asset value
      of $11.62 per share
      (cost $79,999)                         --         --           --          --         --         --      82,502
                                       --------     ------       ------      ------     ------     ------      ------
                                        133,187     36,181       25,257      61,709     72,454     65,585      82,502
Receivable from Minnesota Life for
   Policy purchase payments               2,815         58        2,734         270         48        578         259
Receivable for investments sold              --         --           --          --         --         --          --
                                       --------     ------       ------      ------     ------     ------      ------
         Total assets                   136,002     36,239       27,991      61,979     72,502     66,163      82,761
                                       --------     ------       ------      ------     ------     ------      ------
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges         --         --           --          --         --         --          --
Payable for investments purchased         2,815         58        2,734         266         48        578         259
                                       --------     ------       ------      ------     ------     ------      ------
         Total liabilities                2,815         58        2,734         266         48        578         259
                                       --------     ------       ------      ------     ------     ------      ------
         Net assets applicable to
            Policy owners              $133,187     36,181       25,257      61,713     72,454     65,585      82,502
                                       ========     ======       ======      ======     ======     ======      ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)            $133,187     36,181       25,257      61,713     72,454     65,585      82,502
                                       ========     ======       ======      ======     ======     ======      ======

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------------
                                         VANGUARD                                                         IVY FUNDS
                                           FUND      IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS  IVY FUNDS       VIP       IVY FUNDS
                                        TOTAL STOCK    PATHFINDER       ASSET         VIP        VIP      PATHFINDER      VIP
                                       MARKET INDEX    AGGRESSIVE      STRATEGY    BALANCED      BOND    CONSERVATIVE  CORE EQUITY
                                       ------------  -------------  -------------  ---------  ---------  ------------  -----------
                ASSETS
Investments in shares of the Vanguard
   Funds:
   Total Stock Market Index, 1,351
      shares at net asset value of
      $18.17 per share (cost $26,734)     $24,543            --             --          --         --           --            --
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Pathfinder Aggressive Portfolio,
      45,359 shares at net asset
      value of $3.81 per share
      (cost $189,247)                          --       172,783             --          --         --           --            --
   Asset Strategy Portfolio, 21,391
      shares at net asset value of
      $8.27 per share (cost $218,003)          --            --        177,008          --         --           --            --
   Balanced Portfolio, 989 shares at
      net asset value of $7.70 per
      share (cost $8,256)                      --            --             --       7,611         --           --            --
   Bond Portfolio, 1,352 shares at
      net asset value of $5.34 per
      share (cost $7,134)                      --            --             --          --      7,213           --            --
   Pathfinder Conservative Portfolio,
      594 shares at net asset value
      of $4.45 per share
      (cost $3,052)                            --            --             --          --         --        2,646            --
   Core Equity Portfolio, 3,961
      shares at net asset value of
      $8.11 per share (cost $34,382)           --            --             --          --         --           --        32,129
                                          -------       -------        -------       -----      -----        -----        ------
                                           24,543       172,783        177,008       7,611      7,213        2,646        32,129
Receivable from Minnesota Life for
   Policy purchase payments                    43           120            830          --         --           --            --
Receivable for investments sold                --            --             --          --         --           --            --
                                          -------       -------        -------       -----      -----        -----        ------
         Total assets                      24,586       172,903        177,838       7,611      7,213        2,646        32,129
                                          -------       -------        -------       -----      -----        -----        ------
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges           --            --             --          --         --           --            --
Payable for investments purchased              43           120            830          --         --           --            --
                                          -------       -------        -------       -----      -----        -----        ------
         Total liabilities                     43           120            830          --         --           --            --
                                          -------       -------        -------       -----      -----        -----        ------
         Net assets applicable to
            Policy owners                 $24,543       172,783        177,008       7,611      7,213        2,646        32,129
                                          =======       =======        =======       =====      =====        =====        ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)               $24,543       172,783        177,008       7,611      7,213        2,646        32,129
                                          =======       =======        =======       =====      =====        =====        ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                                            IVY FUNDS
                                       IVY FUNDS VIP  IVY FUNDS  IVY FUNDS VIP   IVY FUNDS     VIP     IVY FUNDS VIP  IVY FUNDS VIP
                                         DIVIDEND        VIP     GLOBAL NATURAL    VIP         HIGH    INTERNATIONAL  INTERNATIONAL
                                          INCOME        ENERGY     RESOURCES      GROWTH      INCOME       GROWTH         VALUE
                                       -------------  ---------  --------------  ---------  ---------  -------------  -------------
                ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Dividend Income Portfolio, 2,735
      shares at net asset value of
      $5.11 per share (cost $15,590)    $13,977            --             --          --          --           --             --
   Energy Portfolio, 1,243 shares at
      net asset value of $3.74 per
      share (cost $6,658)                    --         4,652             --          --          --           --             --
   Global Natural Resources
      Portfolio, 16,741 shares at net
      asset value of $3.31 per share
      (cost $104,833)                        --            --         55,414          --          --           --             --
   Growth Portfolio, 12,271 shares at
      net asset value of $7.55 per
      share (cost $103,837)                  --            --             --      92,680          --           --             --
   High Income Portfolio, 5,872
      shares at net asset value
      of $2.48 per share
      (cost $15,564)                         --            --             --          --      14,587           --             --
   International Growth Portfolio,
      1,407 shares at net asset value
      of $6.0 per share
      (cost $10,507)                         --            --             --          --          --        8,452             --
   International Value Portfolio,
      4,936 shares at net asset value
      of $12.46 per share
      (cost $68,123)                         --            --             --          --          --           --         61,509
                                        -------         -----         ------      ------      ------        -----         ------
                                         13,977         4,652         55,414      92,680      14,587        8,452         61,509
Receivable from Minnesota Life for
   Policy purchase payments                  --            --          1,295           1          --           --             61
Receivable for investments sold              --            --             --          --          --           --             --
                                        -------         -----         ------      ------      ------        -----         ------
         Total assets                    13,977         4,652         56,709      92,681      14,587        8,452         61,570
                                        -------         -----         ------      ------      ------        -----         ------
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges         --            --             --          --          --           --             --
Payable for investments purchased            --            --          1,295           1          --           --             61
                                        -------         -----         ------      ------      ------        -----         ------
         Total liabilities                   --            --          1,295           1          --           --             61
                                        -------         -----         ------      ------      ------        -----         ------
         Net assets applicable to
            Policy owners               $13,977         4,652         55,414      92,680      14,587        8,452         61,509
                                        =======         =====         ======      ======      ======        =====         ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)             $13,977         4,652         55,414      92,680      14,587        8,452         61,509
                                        =======         =====         ======      ======      ======        =====         ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                       IVY FUNDS  IVY FUNDS   IVY FUNDS  IVY FUNDS VIP  IVY FUNDS VIP
                                          VIP        VIP         VIP       PATHFINDER     PATHFINDER   IVY FUNDS VIP  IVY FUNDS VIP
                                       MICRO-CAP   MID CAP   PATHFINDER    MODERATELY     MODERATELY       MONEY         MORTGAGE
                                        GROWTH      GROWTH    MODERATE     AGGRESSIVE    CONSERVATIVE      MARKET       SECURITIES
                                       ---------  ---------  ----------  -------------  -------------  -------------  -------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Micro-Cap Growth Portfolio, 353
      shares at net asset value
      of $11.11 per share
      (cost $4,907)                      $3,928        --           --           --            --              --             --
   Mid Cap Growth Portfolio, 865
      shares at net asset value
      of $4.51 per share
      (cost $5,003)                          --     3,899           --           --            --              --             --
   Pathfinder Moderate Portfolio,
      62,970 shares at net asset
      value of $4.06 per share
      (cost $286,704)                        --        --      255,847           --            --              --             --
   Pathfinder Moderately Aggressive
      Portfolio, 36,932 shares at net
      asset value of $4.01 per share
      (cost $157,277)                        --        --           --      148,247            --              --             --
   Pathfinder Moderately Conservative
      Portfolio, 580 shares at net
      asset value of $4.31 per share
      (cost $3,008)                          --        --           --           --         2,501              --             --
   Money Market Portfolio, 23,156
      shares at net asset value
      of $1.00 per share
      (cost $23,156)                         --        --           --           --            --          23,156             --
   Mortgage Securities Portfolio,
      1,793 shares at net asset value
      of $4.39 per share
      (cost $8,470)                          --        --           --           --            --              --          7,864
                                         ------     -----      -------      -------         -----          ------          -----
                                          3,928     3,899      255,847      148,247         2,501          23,156          7,864
Receivable from Minnesota Life for
   Policy purchase payments                  --        --            3            2            --              --             --
Receivable for investments sold              --        --           --           --            --              --             --
                                         ------     -----      -------      -------         -----          ------          -----
         Total assets                     3,928     3,899      255,850      148,249         2,501          23,156          7,864
                                         ------     -----      -------      -------         -----          ------          -----
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges         --        --           --           --            --              --             --
Payable for investments purchased            --        --            3            2            --              --             --
                                         ------     -----      -------      -------         -----          ------          -----
         Total liabilities                   --        --            3            2            --              --             --
                                         ------     -----      -------      -------         -----          ------          -----
         Net assets applicable to
            Policy owners                $3,928     3,899      255,847      148,247         2,501          23,156          7,864
                                         ======     =====      =======      =======         =====          ======          =====
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)              $3,928     3,899      255,847      148,247         2,501          23,156          7,864
                                         ======     =====      =======      =======         =====          ======          =====

See accompanying notes to financial statements.

                                                                SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                        REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP    IVY FUNDS VIP
                                         SECURITIES     TECHNOLOGY       GROWTH         VALUE          VALUE
                                       -------------  -------------  -------------  -------------  -------------
                ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Real Estate Securities Portfolio,
      838 shares at net asset value
      of $4.30 per share
      (cost $5,155)                        $3,607             --            --            --              --
   Science & Technology Portfolio,
      4,269 shares at net asset value
      of $11.43 per share
      (cost $61,925)                           --         48,769            --            --              --
   Small Cap Growth Portfolio, 600
      shares at net asset value of
      $6.09 per share (cost $5,132)            --             --         3,653            --              --
   Small Cap Value Portfolio, 287
      shares at net asset value of
      $10.29 per share (cost $3,690)           --             --            --         2,956              --
   Value Portfolio, 664 shares at net
      asset value of $4.15 per share
      (cost $3,779)                            --             --            --            --           2,757
                                           ------         ------         -----         -----           -----
                                            3,607         48,769         3,653         2,956           2,757
Receivable from Minnesota Life for
   Policy purchase payments                    --            581            --            --              --
Receivable for investments sold                --             --            --            --              --
                                           ------         ------         -----         -----           -----
         Total assets                       3,607         49,350         3,653         2,956           2,757
                                           ------         ------         -----         -----           -----
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges           --             --            --            --              --
Payable for investments purchased              --            581            --            --              --
                                           ------         ------         -----         -----           -----
         Total liabilities                     --            581            --            --              --
                                           ------         ------         -----         -----           -----
         Net assets applicable to
            Policy owners                  $3,607         48,769         3,653         2,956           2,757
                                           ======         ======         =====         =====           =====
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)                $3,607         48,769         3,653         2,956           2,757
                                           ======         ======         =====         =====           =====

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                DECEMBER 31, 2008


                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                  ADVANTUS  ADVANTUS     ADVANTUS     ADVANTUS     ADVANTUS      ALLIANCE
                                       ADVANTUS  INDEX 400    INDEX   INTERNATIONAL   MORTGAGE   REAL ESTATE    BERNSTEIN
                                         BOND     MID-CAP      500         BOND      SECURITIES   SECURITIES  INTERNATIONAL
                                        CLASS 1   CLASS 1    CLASS 1     CLASS 1       CLASS 1     CLASS 1        VALUE
                                       --------  ---------  --------  -------------  ----------  -----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $    --        --         --          --           --           --            76
   Unit value credit (note 3)                15         5         10          --            9           12            16
                                        -------    ------    -------      ------       ------       ------        ------
      Investment income (loss) - net         15         5         10          --            9           12            92
                                        -------    ------    -------      ------       ------       ------        ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                 --        --         --          --           --           --           420
                                        -------    ------    -------      ------       ------       ------        ------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 3,800       918     15,153       2,789        1,453        1,766         2,967
      Cost of investments sold           (4,200)   (1,253)   (16,026)     (2,804)      (1,580)      (2,073)       (5,044)
                                        -------    ------    -------      ------       ------       ------        ------
                                           (400)     (335)      (873)        (15)        (127)        (307)       (2,077)
                                        -------    ------    -------      ------       ------       ------        ------
      Net realized gains (losses)
         on investments                    (400)     (335)      (873)        (15)        (127)        (307)       (1,657)
                                        -------    ------    -------      ------       ------       ------        ------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (6,800)   (7,395)    (4,826)        938       (3,866)      (8,869)       (7,961)
                                        -------    ------    -------      ------       ------       ------        ------
      Net gains (losses)
         on investments                  (7,200)   (7,730)    (5,699)        923       (3,993)      (9,176)       (9,618)
                                        -------    ------    -------      ------       ------       ------        ------
      Net increase (decrease) in
         net assets resulting from
         operations                     $(7,185)   (7,725)    (5,689)        923       (3,984)      (9,164)       (9,526)
                                        =======    ======    =======      ======       ======       ======        ======

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                                                IBBOTSON    IBBOTSON      IBBOTSON     IBBOTSON
                                                                    FRANKLIN   AGGRESSIVE   BALANCED   CONSERVATIVE    GROWTH
                                        FIDELITY VIP  FIDELITY VIP  SMALL CAP  GROWTH ETF  ETF ASSET     ETF ASSET    ETF ASSET
                                       EQUITY-INCOME    MID-CAP       VALUE       ASSET    ALLOCATION   ALLOCATION   ALLOCATION
                                       -------------  ------------  ---------  ----------  ----------  ------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund         $  2,033           306         235       2,782       4,613        2,446        2,805
   Unit value credit (note 3)                   27            32          45         196         109          105        1,366
                                          --------       -------     -------    --------     -------      -------     --------
      Investment income (loss) - net         2,060           338         280       2,978       4,722        2,551        4,171
                                          --------       -------     -------    --------     -------      -------     --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                    --            --       1,271          22          64           32          388
                                          --------       -------     -------    --------     -------      -------     --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                    4,057         3,913       4,303      85,262      42,264       37,154      106,411
      Cost of investments sold              (5,004)       (4,523)     (5,850)   (123,990)    (51,390)     (39,448)    (128,791)
                                          --------       -------     -------    --------     -------      -------     --------
                                              (947)         (610)     (1,547)    (38,728)     (9,126)      (2,294)     (22,380)
                                          --------       -------     -------    --------     -------      -------     --------
      Net realized gains (losses)
         on investments                       (947)         (610)       (276)    (38,706)     (9,062)      (2,262)     (21,992)
                                          --------       -------     -------    --------     -------      -------     --------
   Net change in unrealized
      appreciation or depreciation
      of investments                       (21,407)      (24,286)    (19,048)    (54,517)    (27,967)      (4,648)    (609,801)
                                          --------       -------     -------    --------     -------      -------     --------
      Net gains (losses)
         on investments                    (22,354)      (24,896)    (19,324)    (93,223)    (37,029)      (6,910)    (631,793)
                                          --------       -------     -------    --------     -------      -------     --------
      Net increase (decrease) in
         net assets resulting from
         operations                       $(20,294)      (24,558)    (19,044)    (90,245)    (32,307)      (4,359)    (627,622)
                                          ========       =======     =======    ========     =======      =======     ========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------
                                         IBBOTSON                                VAN KAMPEN             VANGUARD    VANGUARD
                                         INCOME &    JANUS ASPEN   JANUS ASPEN  UIF EMERGING  VANGUARD    FUND        FUND
                                        GROWTH ETF  INTERNATIONAL   LARGE CAP     MARKETS       FUND    CAPITAL   DIVERSIFIED
                                       ASSET ALLOC   GROWTH INST     GROWTH        EQUITY     BALANCED   GROWTH      VALUE
                                       -----------  -------------  -----------  ------------  --------  --------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        $   596           423           442            --         97         39        143
   Unit value credit (note 3)                  7            55            36            49         --         --         --
                                         -------       -------       -------       -------     ------    -------     ------
      Investment income (loss) - net         603           478           478            49         97         39        143
                                         -------       -------       -------       -------     ------    -------     ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   1         5,543            --         4,044        132        135        300
                                         -------       -------       -------       -------     ------    -------     ------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                  5,678         4,157        11,980         1,635      5,310      4,146      2,031
      Cost of investments sold            (6,214)       (7,595)      (15,035)       (3,570)    (6,485)    (4,873)    (2,873)
                                         -------       -------       -------       -------     ------    -------     ------
                                            (536)       (3,438)       (3,055)       (1,935)    (1,175)      (727)      (842)
                                         -------       -------       -------       -------     ------    -------     ------
      Net realized gains (losses)
         on investments                     (535)        2,105        (3,055)        2,109     (1,043)      (592)      (542)
                                         -------       -------       -------       -------     ------    -------     ------
   Net change in unrealized
      appreciation or depreciation
      of investments                         (22)      (62,685)      (22,599)      (16,938)    (8,551)    (9,433)    (6,771)
                                         -------       -------       -------       -------     ------    -------     ------
      Net gains (losses)
         on investments                     (557)      (60,580)      (25,654)      (14,829)    (9,594)   (10,025)    (7,313)
                                         -------       -------       -------       -------     ------    -------     ------
      Net increase (decrease) in
         net assets resulting from
         operations                      $    46       (60,102)      (25,176)      (14,780)    (9,497)    (9,986)    (7,170)
                                         =======       =======       =======       =======     ======    =======     ======

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------
                                       VANGUARD   VANGUARD                  VANGUARD   VANGUARD   VANGUARD    VANGUARD
                                         FUND       FUND       VANGUARD       FUND       FUND       FUND        FUND
                                        EQUITY   HIGH YIELD      FUND        MONEY    SHORT-TERM  SMALL CO   TOTAL BOND
                                        INCOME      BOND     INTERNATIONAL   MARKET   INV GRADE    GROWTH   MARKET INDEX
                                       --------  ----------  -------------  --------  ----------  --------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $     98       232            71          353       129          22        128
   Unit value credit (note 3)                --        --            --           --        --          --         --
                                       --------    ------        ------      -------    ------     -------     ------
      Investment income (loss) - net         98       232            71          353       129          22        128
                                       --------    ------        ------      -------    ------     -------     ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                248        --           248           --        --         350         --
                                       --------    ------        ------      -------    ------     -------     ------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 6,574     2,301         2,344       20,594     2,968       2,679      4,443
      Cost of investments sold           (8,617)   (2,814)       (3,311)     (20,594)   (3,238)     (3,807)    (4,537)
                                       --------    ------        ------      -------    ------     -------     ------
                                         (2,043)     (513)         (967)          --      (270)     (1,128)       (94)
                                       --------    ------        ------      -------    ------     -------     ------
      Net realized gains (losses)
         on investments                  (1,795)     (513)         (719)          --      (270)       (778)       (94)
                                       --------    ------        ------      -------    ------     -------     ------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (9,116)   (5,274)       (7,587)          --      (401)    (13,208)     2,503
                                       --------    ------        ------      -------    ------     -------     ------
      Net gains (losses)
         on investments                 (10,911)   (5,787)       (8,306)          --      (671)    (13,986)     2,409
                                       --------    ------        ------      -------    ------     -------     ------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(10,813)   (5,555)       (8,235)         353      (542)    (13,964)     2,537
                                       ========    ======        ======      =======    ======     =======     ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                         VANGUARD                                                         IVY FUNDS
                                           FUND      IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS  IVY FUNDS      VIP
                                       TOTAL STOCK     PATHFINDER       ASSET         VIP        VIP      PATHFINDER   IVY FUNDS VIP
                                       MARKET INDEX    AGGRESSIVE     STRATEGY      BALANCED     BOND    CONSERVATIVE   CORE EQUITY
                                       ------------  -------------  -------------  ---------  ---------  ------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund         $    42            --            955           9          7           --             77
   Unit value credit (note 3)                  --           168            275          12         11            8             26
                                          -------       -------        -------        ----       ----         ----         ------
      Investment income (loss) - net           42           168          1,230          21         18            8            103
                                          -------       -------        -------        ----       ----         ----         ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  159            --         15,697           7         --           --          1,177
                                          -------       -------        -------        ----       ----         ----         ------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                   1,016         2,328          8,012         170        141           32          1,525
      Cost of investments sold             (1,391)       (2,970)        (9,587)       (212)      (143)         (38)        (1,922)
                                          -------       -------        -------        ----       ----         ----         ------
                                             (375)         (642)        (1,575)        (42)        (2)          (6)          (397)
                                          -------       -------        -------        ----       ----         ----         ------
      Net realized gains (losses)
         on investments                      (216)         (642)        14,122         (35)        (2)          (6)           780
                                          -------       -------        -------        ----       ----         ----         ------
   Net change in unrealized
      appreciation or depreciation
      of investments                       (2,191)      (16,464)       (40,995)       (645)        79         (406)        (2,253)
                                          -------       -------        -------        ----       ----         ----         ------
      Net gains (losses)
         on investments                    (2,407)      (17,106)       (26,873)       (680)        77         (412)        (1,473)
                                          -------       -------        -------        ----       ----         ----         ------
      Net increase (decrease) in
         net assets resulting from
         operations                       $(2,365)      (16,938)       (25,643)       (659)        95         (404)        (1,370)
                                          =======       =======        =======        ====       ====         ====         ======

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                       IVY FUNDS                                        IVY FUNDS
                                          VIP     IVY FUNDS   IVY FUNDS VIP  IVY FUNDS     VIP     IVY FUNDS VIP  IVY FUNDS VIP
                                        DIVIDEND     VIP     GLOBAL NATURAL     VIP        HIGH    INTERNATIONAL  INTERNATIONAL
                                         INCOME     ENERGY      RESOURCES      GROWTH     INCOME       GROWTH         VALUE
                                       ---------  ---------  --------------  ---------  ---------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $    15          7         1,461           --       116            30            432
   Unit value credit (note 3)                16         10           116          100        16            12             64
                                        -------     ------       -------      -------    ------        ------         ------
      Investment income (loss) - net         31         17         1,577          100       132            42            496
                                        -------     ------       -------      -------    ------        ------         ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                 28          7         5,938        1,285        --           251          1,717
                                        -------     ------       -------      -------    ------        ------         ------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                   497        420         1,756        2,084       305           456          1,326
      Cost of investments sold             (720)      (796)       (2,961)      (2,666)     (400)         (718)        (1,804)
                                        -------     ------       -------      -------    ------        ------         ------
                                           (223)      (376)       (1,205)        (582)      (95)         (262)          (478)
                                        -------     ------       -------      -------    ------        ------         ------
      Net realized gains (losses)
         on investments                    (195)      (369)        4,733          703       (95)          (11)         1,239
                                        -------     ------       -------      -------    ------        ------         ------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (1,613)    (2,006)      (49,419)     (11,157)     (977)       (2,055)        (6,614)
                                        -------     ------       -------      -------    ------        ------         ------
      Net gains (losses)
         on investments                  (1,808)    (2,375)      (44,686)     (10,454)   (1,072)       (2,066)        (5,375)
                                        -------     ------       -------      -------    ------        ------         ------
      Net increase (decrease) in
         net assets resulting from
         operations                     $(1,777)    (2,358)      (43,109)     (10,354)     (940)       (2,024)        (4,879)
                                        =======     ======       =======      =======    ======        ======         ======

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                          IVY        IVY                    IVY FUNDS VIP  IVY FUNDS VIP     IVY        IVY
                                       FUNDS VIP  FUNDS VIP  IVY FUNDS VIP    PATHFINDER     PATHFINDER   FUNDS VIP  FUNDS VIP
                                       MICRO-CAP   MID CAP    PATHFINDER      MODERATELY     MODERATELY     MONEY     MORTGAGE
                                        GROWTH     GROWTH      MODERATE       AGGRESSIVE    CONSERVATIVE    MARKET   SECURITIES
                                       ---------  ---------  -------------  -------------  -------------  ---------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $    --         2            --             --            --           50         87
   Unit value credit (note 3)                 9         9           307            114             8           14         14
                                        -------    ------       -------        -------          ----         ----       ----
      Investment income (loss) - net          9        11           307            114             8           64        101
                                        -------    ------       -------        -------          ----         ----       ----
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                 --        73            --             --            --           --         --
                                        -------    ------       -------        -------          ----         ----       ----
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                    67       181         5,219          5,598            --          104        170
      Cost of investments sold             (118)     (262)       (6,113)        (6,739)           --         (104)      (182)
                                        -------    ------       -------        -------          ----         ----       ----
                                            (51)      (81)         (894)        (1,141)           --           --        (12)
                                        -------    ------       -------        -------          ----         ----       ----
      Net realized gains (losses)
         on investments                     (51)       (8)         (894)        (1,141)           --           --        (12)
                                        -------    ------       -------        -------          ----         ----       ----
   Net change in unrealized
      appreciation or depreciation
      of investments                       (979)   (1,104)      (30,857)        (9,030)         (507)          --       (606)
                                        -------    ------       -------        -------          ----         ----       ----
      Net gains (losses)
         on investments                  (1,030)   (1,112)      (31,751)       (10,171)         (507)          --       (618)
                                        -------    ------       -------        -------          ----         ----       ----
      Net increase (decrease) in
         net assets resulting from
         operations                     $(1,021)   (1,101)      (31,444)       (10,057)         (499)          64       (517)
                                        =======    ======       =======        =======          ====         ====       ====

See accompanying notes to financial statements.

                                                                SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                        REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP    IVY FUNDS VIP
                                         SECURITIES     TECHNOLOGY      GROWTH          VALUE          VALUE
                                       -------------  -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund         $    32             --             --             7               9
   Unit value credit (note 3)                   8             95             10             8               8
                                          -------        -------         ------          ----          ------
      Investment income (loss) - net           40             95             10            15              17
                                          -------        -------         ------          ----          ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   91          1,785             75            70              28
                                          -------        -------         ------          ----          ------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                     102          1,887            202            56              32
      Cost of investments sold               (179)        (2,316)          (284)          (73)            (46)
                                          -------        -------         ------          ----          ------
                                              (77)          (429)           (82)          (17)            (14)
                                          -------        -------         ------          ----          ------
      Net realized gains (losses)
         on investments                        14          1,356             (7)           53              14
                                          -------        -------         ------          ----          ------
   Net change in unrealized
      appreciation or depreciation
      of investments                       (1,548)       (13,156)        (1,479)         (734)         (1,022)
                                          -------        -------         ------          ----          ------
      Net gains (losses)
         on investments                    (1,534)       (11,800)        (1,486)         (681)         (1,008)
                                          -------        -------         ------          ----          ------
      Net increase (decrease) in
         net assets resulting from
         operations                       $(1,494)       (11,705)        (1,476)         (666)           (991)
                                          =======        =======         ======          ====          ======

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
               PERIOD FROM FEBRUARY 12, 2008 TO DECEMBER 31, 2008

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                  ADVANTUS  ADVANTUS     ADVANTUS     ADVANTUS     ADVANTUS      ALLIANCE
                                       ADVANTUS  INDEX 400    INDEX   INTERNATIONAL   MORTGAGE   REAL ESTATE    BERNSTEIN
                                         BOND     MID-CAP      500         BOND      SECURITIES   SECURITIES  INTERNATIONAL
                                        CLASS 1   CLASS 1    CLASS 1     CLASS 1       CLASS 1      CLASS 1       VALUE
                                       --------  ---------  --------  -------------  ----------  -----------  -------------
Operations:
   Investment income (loss) - net      $     15        5          10          --            9           12            92
   Net realized gains (losses) on
      investments                          (400)    (335)       (873)        (15)        (127)        (307)       (1,657)
   Net change in unrealized
      appreciation or
      depreciation of investments        (6,800)  (7,395)     (4,826)        938       (3,866)      (8,869)       (7,961)
                                       --------   ------     -------      ------       ------       ------        ------
Net increase (decrease) in net
   assets resulting from operations      (7,185)  (7,725)     (5,689)        923       (3,984)      (9,164)       (9,526)
                                       --------   ------     -------      ------       ------       ------        ------
Policy transactions (notes 3 and 6):
   Policy purchase payments:            125,565   32,610      44,833      62,196       54,284       48,517        44,465
   Policy terminations, withdrawal
      payments and charges:              (3,806)    (920)    (15,158)     (2,789)      (1,456)      (1,770)       (2,972)
                                       --------   ------     -------      ------       ------       ------        ------
Increase (decrease) in net assets
   from Policy transactions             121,759   31,690      29,675      59,407       52,828       46,747        41,493
                                       --------   ------     -------      ------       ------       ------        ------
Increase (decrease) in net assets       114,574   23,965      23,986      60,330       48,844       37,583        31,967
Net assets at the beginning of period        --       --          --          --           --           --            --
                                       --------   ------     -------      ------       ------       ------        ------
Net assets at the end of period        $114,574   23,965      23,986      60,330       48,844       37,583        31,967
                                       ========   ======     =======      ======       ======       ======        ======

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------
                                                                         IBBOTSON
                                       FIDELITY             FRANKLIN    AGGRESSIVE    IBBOTSON     IBBOTSON     IBBOTSON
                                         VIP      FIDELITY    SMALL     GROWTH ETF    BALANCED   CONSERVATIVE    GROWTH
                                        EQUITY-     VIP        CAP        ASSET       ETF ASSET    ETF ASSET    ETF ASSET
                                        INCOME    MID-CAP     VALUE     ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION
                                       --------  ---------  --------  -------------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net      $  2,060       338        280       2,978        4,722         2,551         4,171
   Net realized gains (losses) on
      investments                          (947)     (610)      (276)    (38,706)      (9,062)       (2,262)      (21,992)
   Net change in unrealized
      appreciation or
      depreciation of investments       (21,407)  (24,286)   (19,048)    (54,517)     (27,967)       (4,648)     (609,801)
                                       --------   -------    -------     -------      -------       -------     ---------
Net increase (decrease) in net
   assets resulting from operations     (20,294)  (24,558)   (19,044)    (90,245)     (32,307)       (4,359)     (627,622)
                                       --------   -------    -------     -------      -------       -------     ---------
Policy transactions (notes 3 and 6):
   Policy purchase payments:             81,512    99,665    123,801     764,319      370,559       336,527     3,667,933
   Policy terminations, withdrawal
      payments and charges:              (4,066)   (3,925)    (4,316)    (85,339)     (42,315)      (37,194)     (106,640)
                                       --------   -------    -------     -------      -------       -------     ---------
Increase (decrease) in net assets
   from Policy transactions              77,446    95,740    119,485     678,980      328,244       299,333     3,561,293
                                       --------   -------    -------     -------      -------       -------     ---------
Increase (decrease) in net assets        57,152    71,182    100,441     588,735      295,937       294,974     2,933,671
Net assets at the beginning of period        --        --         --          --           --            --            --
                                       --------   -------    -------     -------      -------       -------     ---------
Net assets at the end of period        $ 57,152    71,182    100,441     588,735      295,937       294,974     2,933,671
                                       ========   =======    =======     =======      =======       =======     =========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------
                                        IBBOTSON
                                        INCOME &                                VAN KAMPEN             VANGUARD    VANGUARD
                                       GROWTH ETF   JANUS ASPEN   JANUS ASPEN  UIF EMERGING  VANGUARD    FUND       FUND
                                          ASSET    INTERNATIONAL   LARGE CAP      MARKETS      FUND    CAPITAL   DIVERSIFIED
                                        ALLOC CL1   GROWTH INST      GROWTH       EQUITY     BALANCED   GROWTH      VALUE
                                       ----------  -------------  -----------  ------------  --------  --------  -----------
Operations:
   Investment income (loss) - net       $   603           478           478           49          97         39        143
   Net realized gains (losses) on
      investments                          (535)        2,105        (3,055)       2,109      (1,043)      (592)      (542)
   Net change in unrealized
      appreciation or
      depreciation of investments           (22)      (62,685)      (22,599)     (16,938)     (8,551)    (9,433)    (6,771)
                                        -------       -------       -------      -------      ------     ------     ------
Net increase (decrease) in net
   assets resulting from operations          46       (60,102)      (25,176)     (14,780)     (9,497)    (9,986)    (7,170)
                                        -------       -------       -------      -------      ------     ------     ------
Policy transactions (notes 3 and 6):
   Policy purchase payments:             59,767       204,911       133,980       52,508      66,313     61,541     37,872
   Policy terminations, withdrawal
      payments and charges:              (5,680)       (4,171)      (11,995)      (1,652)     (5,310)    (4,146)    (2,031)
                                        -------       -------       -------      -------      ------     ------     ------
Increase (decrease) in net assets
   from Policy transactions              54,087       200,740       121,985       50,856      61,003     57,395     35,841
                                        -------       -------       -------      -------      ------     ------     ------
Increase (decrease) in net assets        54,133       140,638        96,809       36,076      51,506     47,409     28,671
Net assets at the beginning of period        --            --            --           --          --         --         --
                                        -------       -------       -------      -------      ------     ------     ------
Net assets at the end of period         $54,133       140,638        96,809       36,076      51,506     47,409     28,671
                                        =======       =======       =======      =======      ======     ======     ======

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------
                                       VANGUARD   VANGUARD                  VANGUARD   VANGUARD   VANGUARD    VANGUARD
                                         FUND       FUND        VANGUARD      FUND       FUND       FUND        FUND
                                        EQUITY   HIGH YIELD       FUND        MONEY   SHORT-TERM  SMALL CO   TOTAL BOND
                                        INCOME      BOND     INTERNATIONAL   MARKET   INV GRADE    GROWTH   MARKET INDEX
                                       --------  ----------  -------------  --------  ----------  --------  ------------
Operations:
   Investment income (loss) - net      $     98        232           71         353         129         22         128
   Net realized gains (losses) on
      investments                        (1,795)      (513)        (719)         --        (270)      (778)        (94)
   Net change in unrealized
      appreciation or
      depreciation of investments        (9,116)    (5,274)      (7,587)         --        (401)   (13,208)      2,503
                                       --------     ------       ------     -------      ------    -------      ------
Net increase (decrease) in net
   assets resulting from operations     (10,813)    (5,555)      (8,235)        353        (542)   (13,964)      2,537
                                       --------     ------       ------     -------      ------    -------      ------
Policy transactions (notes 3 and 6):
   Policy purchase payments:            150,574     44,037       35,836      81,954      75,964     82,228      84,408
   Policy terminations, withdrawal
      payments and charges:              (6,574)    (2,301)      (2,344)    (20,594)     (2,968)    (2,679)     (4,443)
                                       --------     ------       ------     -------      ------    -------      ------
Increase (decrease) in net assets
   from Policy transactions             144,000     41,736       33,492      61,360      72,996     79,549      79,965
                                       --------     ------       ------     -------      ------    -------      ------
Increase (decrease) in net assets       133,187     36,181       25,257      61,713      72,454     65,585      82,502
Net assets at the beginning of period        --         --           --          --          --         --          --
                                       --------     ------       ------     -------      ------    -------      ------
Net assets at the end of period        $133,187     36,181       25,257      61,713      72,454     65,585      82,502
                                       ========     ======       ======     =======      ======    =======      ======

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                         VANGUARD     IVY FUNDS  IVY FUNDS                          IVY FUNDS
                                           FUND          VIP        VIP     IVY FUNDS  IVY FUNDS       VIP       IVY FUNDS
                                       TOTAL STOCK   PATHFINDER    ASSET       VIP        VIP      PATHFINDER       VIP
                                       MARKET INDEX  AGGRESSIVE   STRATEGY   BALANCED     BOND    CONSERVATIVE  CORE EQUITY
                                       ------------  ----------  ---------  ---------  ---------  ------------  -----------
Operations:
   Investment income (loss) - net         $    42          168      1,230        21         18             8          103
   Net realized gains (losses) on
      investments                            (216)        (642)    14,122       (35)        (2)           (6)         780
   Net change in unrealized
      appreciation or
      depreciation of investments          (2,191)     (16,464)   (40,995)     (645)        79          (406)      (2,253)
                                          -------      -------    -------     -----      -----         -----       ------
Net increase (decrease) in net
   assets resulting from operations        (2,365)     (16,938)   (25,643)     (659)        95          (404)      (1,370)
                                          -------      -------    -------     -----      -----         -----       ------
Policy transactions (notes 3 and 6):
   Policy purchase payments:               27,924      192,095    210,744     8,442      7,260         3,082       35,032
   Policy terminations, withdrawal
      payments and charges:                (1,016)      (2,374)    (8,093)     (172)      (142)          (32)      (1,533)
                                          -------      -------    -------     -----      -----         -----       ------
Increase (decrease) in net assets
   from Policy transactions                26,908      189,721    202,651     8,270      7,118         3,050       33,499
                                          -------      -------    -------     -----      -----         -----       ------
Increase (decrease) in net assets          24,543      172,783    177,008     7,611      7,213         2,646       32,129
Net assets at the beginning of period          --           --         --        --         --            --           --
                                          -------      -------    -------     -----      -----         -----       ------
Net assets at the end of period           $24,543      172,783    177,008     7,611      7,213         2,646       32,129
                                          =======      =======    =======     =====      =====         =====       ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS  IVY FUNDS VIP   IVY FUNDS  IVY FUNDS  IVY FUNDS VIP  IVY FUNDS VIP
                                          DIVIDEND       VIP     GLOBAL NATURAL     VIP      VIP HIGH  INTERNATIONAL  INTERNATIONAL
                                           INCOME       ENERGY     RESOURCES       GROWTH     INCOME       GROWTH         VALUE
                                       -------------  ---------  --------------  ---------  ---------  -------------  -------------
Operations:
   Investment income (loss) - net          $    31          17         1,577          100        132           42            496
   Net realized gains (losses) on
      investments                             (195)       (369)        4,733          703        (95)         (11)         1,239
   Net change in unrealized
      appreciation or
      depreciation of investments           (1,613)     (2,006)      (49,419)     (11,157)      (977)      (2,055)        (6,614)
                                           -------      ------       -------      -------     ------       ------         ------
Net increase (decrease) in net
   assets resulting from operations         (1,777)     (2,358)      (43,109)     (10,354)      (940)      (2,024)        (4,879)
                                           -------      ------       -------      -------     ------       ------         ------
Policy transactions (notes 3 and 6):
   Policy purchase payments:                16,255       7,431       100,305      105,157     15,835       10,935         67,732
   Policy terminations, withdrawal
      payments and charges:                   (501)       (421)       (1,782)      (2,123)      (308)        (459)        (1,344)
                                           -------      ------       -------      -------     ------       ------         ------
Increase (decrease) in net assets
   from Policy transactions                 15,754       7,010        98,523      103,034     15,527       10,476         66,388
                                           -------      ------       -------      -------     ------       ------         ------
Increase (decrease) in net assets           13,977       4,652        55,414       92,680     14,587        8,452         61,509
Net assets at the beginning of period           --          --            --           --         --           --             --
                                           -------      ------       -------      -------     ------       ------         ------
Net assets at the end of period            $13,977       4,652        55,414       92,680     14,587        8,452         61,509
                                           =======      ======       =======      =======     ======       ======         ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                       IVY FUNDS  IVY FUNDS  IVY FUNDS   IVY FUNDS VIP  IVY FUNDS VIP
                                          VIP        VIP        VIP        PATHFINDER     PATHFINDER    IVY FUNDS VIP  IVY FUNDS VIP
                                       MICRO-CAP   MID CAP   PATHFINDER    MODERATELY     MODERATELY        MONEY        MORTGAGE
                                         GROWTH     GROWTH    MODERATE     AGGRESSIVE    CONSERVATIVE       MARKET      SECURITIES
                                       ---------  ---------  ----------  -------------  --------------  -------------  -------------
Operations:
   Investment income (loss) - net       $     9         11         307           114             8              64           101
   Net realized gains (losses) on
      investments                           (51)        (8)       (894)       (1,141)           --              --           (12)
   Net change in unrealized
      appreciation or
      depreciation of investments          (979)    (1,104)    (30,857)       (9,030)         (507)             --          (606)
                                        -------     ------     -------       -------         -----          ------         -----
Net increase (decrease) in net
   assets resulting from operations      (1,021)    (1,101)    (31,444)      (10,057)         (499)             64          (517)
                                        -------     ------     -------       -------         -----          ------         -----
Policy transactions (notes 3 and 6):
   Policy purchase payments:              5,017      5,183     292,601       163,939         3,000          23,196         8,552
   Policy terminations, withdrawal
      payments and charges:                 (68)      (183)     (5,310)       (5,635)           --            (104)         (171)
                                        -------     ------     -------       -------         -----          ------         -----
Increase (decrease) in net assets
   from Policy transactions               4,949      5,000     287,291       158,304         3,000          23,092         8,381
                                        -------     ------     -------       -------         -----          ------         -----
Increase (decrease) in net assets         3,928      3,899     255,847       148,247         2,501          23,156         7,864
Net assets at the beginning of period        --         --          --            --            --              --            --
                                        -------     ------     -------       -------         -----          ------         -----
Net assets at the end of period         $ 3,928      3,899     255,847       148,247         2,501          23,156         7,864
                                        =======     ======     =======       =======         =====          ======         =====

See accompanying notes to financial statements.

                                                                SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                        REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP    IVY FUNDS VIP
                                         SECURITIES     TECHNOLOGY       GROWTH         VALUE          VALUE
                                       -------------  -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net         $    40             95            10              15             17
   Net realized gains (losses) on
      investments                              14          1,356            (7)             53             14
   Net change in unrealized
      appreciation or
      depreciation of investments          (1,548)       (13,156)       (1,479)           (734)        (1,022)
                                          -------        -------        ------           -----         ------
Net increase (decrease) in net
   assets resulting from operations        (1,494)       (11,705)       (1,476)           (666)          (991)
                                          -------        -------        ------           -----         ------
Policy transactions (notes 3 and 6):
   Policy purchase payments:                5,204         62,393         5,334           3,679          3,781
   Policy terminations, withdrawal
      payments and charges:                  (103)        (1,919)         (205)            (57)           (33)
                                          -------        -------        ------           -----         ------
Increase (decrease) in net assets
   from Policy transactions                 5,101         60,474         5,129           3,622          3,748
                                          -------        -------        ------           -----         ------
Increase (decrease) in net assets           3,607         48,769         3,653           2,956          2,757
Net assets at the beginning of period          --             --            --              --             --
                                          -------        -------        ------           -----         ------
Net assets at the end of period           $ 3,607         48,769         3,653           2,956          2,757
                                          =======        =======        ======           =====         ======

See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Individual Variable Universal Life Account (the Account), was established on June 12, 2007 as a segregated asset account of Securian Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of fifty-four segregated sub-accounts to which policy owners may allocate their purchase. The Account charges a mortality and expense risk charge.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable universal life policy owners allocate their purchase payments to one or more of the fifty-four segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., Alliance Bernstein Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Funds, Ibbotson Funds, Janus Aspen Series, Van Kampen Funds, Vanguard Funds or Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios and other non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

There are no mortality and expense charges assessed through the daily unit value calculation. Mortality and expense charges are deducted from policy holders' accounts at each month-end as an account level charge. These charges are included in the cash value charges table as discussed below. The only income/expense item charged through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of the Company. The unit value credit is a pass through of revenue the Company receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by the Company. This credit is expressed as a percentage of average annual portfolio assets held by the sub-account and ranges from 0.00 to 0.45%. The unit value credits assessed for the period ended December 31, 2008 is reported as a unit value credit on the statements of operations.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A premium charge of up to 7 percent is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the period ended December 31, 2008 amounted to $392,494.

In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

     A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase.

     The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per $1,000 of face amount.

     The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

     The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03 percent of the accumulation value less policy loans for years one through ten of the Policy. The charge may be raised to 0.075 percent of the accumulation value.

     The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

     The surrender charge is equal to 1.40 times the lesser of: 60 times the Policy issue charge for the initial face amount or the face amount increase as applicable, or the sum of any remaining Policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.

See the table below for these charges.

Minnesota Life also assesses charges for the agreements purchased with the Policy. The following nine Agreements are available to provide supplemental insurance benefits under the Policy: Accelerated Benefit, Death Benefit Guarantee, Family Term - Children, Interest Accumulation Agreement, Overload Protection, Term Insurance, Waiver of Charges, Early Value Agreement and Waiver of Premium Agreement. The charges for these agreements are set forth in the prospectus.

To the extent the Account invests in the Advantus Series Fund, Inc. the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.02% to 1.19% of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life. To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the period ended December 31, 2008 for each segregated sub-account is as follows:

                                                    2008
                                                  --------
Advantus Bond Class 1                             $  2,894
Advantus Index 400 Mid-Cap Class 1                     909
Advantus Index 500 Class 1                           1,281
Advantus International Bond Class 1                  2,185
Advantus Mortgage Securities Class 1                 1,427
Advantus Real Estate Securities Class 1              1,891
Alliance Bernstein International Value               1,703
Fidelity VIP Equity-Income                           3,232
Fidelity VIP Mid-Cap                                 3,311
Franklin Small Cap Value                             4,174
Ibbotson Aggressive Growth ETF Asset Allocation     26,898
Ibbotson Balanced ETF Asset Allocation              22,818
Ibbotson Conservative ETF Asset Allocation          16,266
Ibbotson Growth ETF Asset Allocation               120,451
Ibbotson Income & Growth ETF Asset Allocation        2,439
Janus Aspen International Growth Inst                6,124
Janus Aspen Large Cap Growth                         8,311
Van Kampen UIF Emerging Markets Equity               1,610
Vanguard Fund Balanced                               3,720
Vanguard Fund Capital Growth                         2,351
Vanguard Fund Diversified Value                      1,338
Vanguard Fund Equity Income                          3,339
Vanguard Fund High Yield Bond                        1,216
Vanguard Fund International                          1,209
Vanguard Fund Money Market                           1,258
Vanguard Fund Short-Term Inv Grade                   1,139
Vanguard Fund Small Co Growth                        2,074
Vanguard Fund Total Bond Market Index                1,809
Vanguard Fund Total Stock Market Index                 521
Ivy Funds VIP Aggressive                             3,050
Ivy Funds VIP Asset Strategy                        10,454
Ivy Funds VIP Balanced                                 124

                                                    2008
                                                  --------
Ivy Funds VIP Bond                                $    123
Ivy Funds VIP Conservative                              10
Ivy Funds VIP Core Equity                              489
Ivy Funds VIP Dividend Income                          294
Ivy Funds VIP Energy                                   428
Ivy Funds VIP Global Natural Resources               3,980
Ivy Funds VIP Growth                                 1,330
Ivy Funds VIP High Income                              307
Ivy Funds VIP International Growth                     301
Ivy Funds VIP International Value                    1,490
Ivy Funds VIP Micro-Cap Growth                          73
Ivy Funds VIP Mid Cap Growth                           107
Ivy Funds VIP Moderate                               3,194
Ivy Funds VIP Moderately Aggressive                  3,228
Ivy Funds VIP Moderately Conservative                   --
Ivy Funds VIP Money Market                             817
Ivy Funds VIP Mortgage Securities                      125
Ivy Funds VIP Real Estate Securities                    74
Ivy Funds VIP Science & Technology                   1,952
Ivy Funds VIP Small Cap Growth                         107
Ivy Funds VIP Small Cap Value                           34
Ivy Funds VIP Value                                     16

(4)  FAIR VALUE MEASUREMENTS

The Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (FAS 157), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2008, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) The Account's purchases of the Underlying Fund's shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2008:

Advantus Bond Class 1                             $  125,574
Advantus Index 400 Mid-Cap Class 1                    32,613
Advantus Index 500 Class 1                            44,838
Advantus International Bond Class 1                   62,196
Advantus Mortgage Securities Class 1                  54,290
Advantus Real Estate Securities Class 1               48,525
Alliance Bernstein International Value                44,972
Fidelity VIP Equity-Income                            83,563
Fidelity VIP Mid-Cap                                  99,991
Franklin Small Cap Value                             125,339
Ibbotson Aggressive Growth                           767,242
Ibbotson Balanced                                    375,294
Ibbotson Conservative                                339,070
Ibbotson Growth                                    3,672,263
Ibbotson Income & Growth                              60,369
Janus Aspen International Growth                     210,918
Janus Aspen Large Cap Growth                         134,443
Van Kampen UIF Emerging Markets Equity                56,584
Vanguard Fund Balanced                                66,542
Vanguard Fund Capital Growth                          61,715
Vanguard Fund Diversified Value                       38,315
Vanguard Fund Equity Income                          150,920
Vanguard Fund High Yield Bond                         44,269
Vanguard Fund International                           36,155
Vanguard Fund Money Market                            82,303
Vanguard Fund Short-Term Inv Grade                    76,093
Vanguard Fund Small Co Growth                         82,600
Vanguard Fund Total Bond Market Index                 84,536
Vanguard Fund Total Stock Market Index                28,125
Ivy Funds VIP Aggressive                             192,217
Ivy Funds VIP Asset Strategy                         227,590
Ivy Funds VIP Balanced                                 8,468
Ivy Funds VIP Bond                                     7,277
Ivy Funds VIP Conservative                             3,090
Ivy Funds VIP Core Equity                             36,304
Ivy Funds VIP Dividend Income                         16,310
Ivy Funds VIP Energy                                   7,454
Ivy Funds VIP Global Natural Resources               107,794
Ivy Funds VIP Growth                                 106,503
Ivy Funds VIP High Income                             15,964
Ivy Funds VIP International Growth                    11,225
Ivy Funds VIP International Value                     69,927
Ivy Funds VIP Micro-Cap Growth                         5,025
Ivy Funds VIP Mid Cap Growth                           5,265
Ivy Funds VIP Moderate                               292,817
Ivy Funds VIP Moderately Aggressive                  164,016
Ivy Funds VIP Moderately Conservative                  3,008
Ivy Funds VIP Money Market                            23,260
Ivy Funds VIP Mortgage Securities                      8,652
Ivy Funds VIP Real Estate Securities                   5,334
Ivy Funds VIP Science & Technology                    64,241
Ivy Funds VIP Small Cap Growth                         5,416
Ivy Funds VIP Small Cap Value                          3,763
Ivy Funds VIP Value                                    3,825

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units for each segregated sub-account for the period ended December 31, 2008 were as follows:

                                                        SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------
                                                  ADVANTUS  ADVANTUS     ADVANTUS     ADVANTUS
                                       ADVANTUS  INDEX 400   INDEX    INTERNATIONAL   MORTGAGE
                                         BOND     MID-CAP     500          BOND      SECURITIES
                                        CLASS 1   CLASS 1    CLASS 1     CLASS 1       CLASS 1
                                       --------  ---------  --------  -------------  ----------
Units outstanding at
   December 31, 2007                         --        --         --          --           --
      Policy purchase
         payments                       136,675    36,398     50,756      61,757       57,906
      Policy terminations, withdrawal
         payments and charges            (4,228)   (1,254)   (15,891)     (2,804)      (1,582)
                                        -------    ------    -------      ------       ------
Units outstanding at
   December 31, 2008                    132,447    35,144     34,865      58,953       56,324
                                        =======    ======    =======      ======       ======

                                                             SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                         ADVANTUS      ALLIANCE
                                       REAL ESTATE    BERNSTEIN                                  FRANKLIN
                                        SECURITIES  INTERNATIONAL   FIDELITY VIP  FIDELITY VIP  SMALL CAP
                                         CLASS 1        VALUE      EQUITY-INCOME    MID-CAP       VALUE
                                       -----------  -------------  -------------  ------------  ---------
Units outstanding at
   December 31, 2007                          --            --             --             --          --
      Policy purchase
         payments                         57,268        62,853         96,251        111,186     147,985
      Policy terminations, withdrawal
         payments and charges             (2,075)       (4,674)        (5,050)        (4,541)     (5,490)
                                          ------        ------         ------        -------     -------
Units outstanding at
   December 31, 2008                      55,193        58,179         91,201        106,645     142,495
                                          ======        ======         ======        =======     =======

                                                       SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------
                                        IBBOTSON                                      IBBOTSON
                                       AGGRESSIVE  IBBOTSON    IBBOTSON     IBBOTSON  INCOME &
                                         GROWTH    BALANCED  CONSERVATIVE    GROWTH    GROWTH
                                       ----------  --------  ------------  ---------  -------
Units outstanding at
   December 31, 2007                          --         --          --           --       --
      Policy purchase
         payments                        966,670    419,868     351,599    4,101,852   68,225
      Policy terminations, withdrawal
         payments and charges           (119,391)   (49,684)    (39,188)    (127,493)  (6,187)
                                        --------    -------     -------    ---------   ------
Units outstanding at
   December 31, 2008                     847,279    370,184     312,411    3,974,359   62,038
                                        ========    =======     =======    =========   ======

                                                          SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------
                                                                    VAN KAMPEN             VANGUARD
                                        JANUS ASPEN   JANUS ASPEN  UIF EMERGING  VANGUARD    FUND
                                       INTERNATIONAL   LARGE CAP     MARKETS       FUND    CAPITAL
                                           GROWTH        GROWTH       EQUITY     BALANCED   GROWTH
                                       -------------  -----------  ------------  --------  --------
Units outstanding at
   December 31, 2007                            --            --           --          --        --
      Policy purchase
         payments                          273,942       160,123       74,564      69,693    68,513
      Policy terminations, withdrawal
         payments and charges               (6,628)      (14,854)      (2,674)     (6,152)   (4,688)
                                           -------       -------       ------      ------    ------
Units outstanding at
   December 31, 2008                       267,314       145,269       71,890      63,541    63,825
                                           =======       =======       ======      ======    ======

                                                         SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------
                                         VANGUARD   VANGUARD   VANGUARD                  VANGUARD
                                           FUND       FUND       FUND        VANGUARD      FUND
                                       DIVERSIFIED   EQUITY   HIGH YIELD       FUND       MONEY
                                          VALUE      INCOME      BOND     INTERNATIONAL   MARKET
                                       -----------  --------  ----------  -------------  --------
Units outstanding at
   December 31, 2007                          --          --         --           --           --
      Policy purchase
         payments                         44,045     186,319     47,879       42,997       80,554
      Policy terminations, withdrawal
         payments and charges             (2,638)     (8,245)    (2,595)      (2,992)     (20,231)
                                          ------     -------     ------       ------      -------
Units outstanding at
   December 31, 2008                      41,407     178,074     45,284       40,005       60,323
                                          ======     =======     ======       ======      =======

                                                           SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------
                                        VANGUARD   VANGUARD    VANGUARD      VANGUARD
                                          FUND       FUND        FUND          FUND      IVY FUNDS VIP
                                       SHORT-TERM  SMALL CO   TOTAL BOND   TOTAL STOCK     PATHFINDER
                                       INV GRADE    GROWTH   MARKET INDEX  MARKET INDEX    AGGRESSIVE
                                       ----------  --------  ------------  ------------  -------------
Units outstanding at
   December 31, 2007                         --         --           --            --             --
      Policy purchase
         payments                        79,479     98,773       84,184        37,154        239,278
      Policy terminations, withdrawal
         payments and charges            (3,109)    (3,437)      (4,423)       (1,295)        (3,027)
                                         ------     ------       ------        ------        -------
Units outstanding at
   December 31, 2008                     76,370     95,336       79,761        35,859        236,251
                                         ======     ======       ======        ======        =======

                                                                SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP                                IVY FUNDS VIP
                                           ASSET      IVY FUNDS VIP  IVY FUNDS VIP    PATHFINDER   IVY FUNDS VIP
                                          STRATEGY       BALANCED         BOND       CONSERVATIVE   CORE EQUITY
                                       -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2007                           --            --             --             --              --
      Policy purchase
         payments                         242,047         9,687          7,285          3,093          45,724
      Policy terminations, withdrawal
         payments and charges              (9,489)         (214)          (144)           (38)         (1,924)
                                          -------         -----          -----          -----          ------
Units outstanding at
   December 31, 2008                      232,558         9,473          7,141          3,055          43,800
                                          =======         =====          =====          =====          ======

                                                                 SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------
                                       IVY FUNDS VIP                 IVY FUNDS VIP                  IVY FUNDS VIP
                                          DIVIDEND    IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP       HIGH
                                           INCOME         ENERGY       RESOURCES         GROWTH         INCOME
                                       -------------  -------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2007                           --             --              --             --             --
      Policy purchase
         payments                          21,873         10,110         132,772        132,115         19,078
      Policy terminations, withdrawal
         payments and charges                (724)          (797)         (2,914)        (2,708)          (403)
                                           ------         ------         -------        -------         ------
Units outstanding at
   December 31, 2008                       21,149          9,313         129,858        129,407         18,675
                                           ======         ======         =======        =======         ======

                                                               SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                       INTERNATIONAL  INTERNATIONAL    MICRO-CAP       MID CAP       PATHFINDER
                                           GROWTH         VALUE          GROWTH         GROWTH        MODERATE
                                       -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2007                           --             --            --             --              --
      Policy purchase
         payments                          14,602         93,299         6,546          6,071         326,863
      Policy terminations, withdrawal
         payments and charges                (720)        (1,819)         (119)          (263)         (6,377)
                                           ------         ------         -----          -----         -------
Units outstanding at
   December 31, 2008                       13,882         91,480         6,427          5,808         320,486
                                           ======         ======         =====          =====         =======

                                                                SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP
                                         PATHFINDER     PATHFINDER   IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                         MODERATELY     MODERATELY       MONEY         MORTGAGE     REAL ESTATE
                                         AGGRESSIVE    CONSERVATIVE      MARKET       SECURITIES     SECURITIES
                                       -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2007                           --            --             --             --             --
      Policy purchase
         payments                         200,929         3,000         22,945          8,819          6,297
      Policy terminations, withdrawal
         payments and charges              (7,128)           --           (103)          (183)          (180)
                                          -------         -----         ------          -----          -----
Units outstanding at
   December 31, 2008                      193,801         3,000         22,842          8,636          6,117
                                          =======         =====         ======          =====          =====

                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                         SCIENCE &      SMALL CAP      SMALL CAP    IVY FUNDS VIP
                                         TECHNOLOGY       GROWTH         VALUE          VALUE
                                       -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2007                           --            --             --             --
      Policy purchase
         payments                          69,928         5,589          3,941          4,052
      Policy terminations, withdrawal
         payments and charges              (2,345)         (287)           (74)           (46)
                                           ------         -----          -----          -----
Units outstanding at
   December 31, 2008                       67,583         5,302          3,867          4,006
                                           ======         =====          =====          =====

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the period ended December 31, 2008 is as follows:

                                                      AT DECEMBER 31                       FOR THE PERIOD ENDED DECEMBER 31
                                         ----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE  NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ----------------------------------------  -----------------------------------------------
Advantus Bond Class 1
   2008 (a)                                 132,447         0.87          114,574       0.00%           0.00%           -13.49%
Advantus Index 400 Mid-Cap Class 1
   2008 (a)                                  35,144         0.68           23,965       0.00%           0.00%           -31.81%
Advantus Index 500 Class 1
   2008 (a)                                  34,865         0.69           23,986       0.00%           0.00%           -31.20%
Advantus International Bond Class 1
   2008 (a)                                  58,953         1.02           60,330       0.00%           0.00%             2.34%
Advantus Mortgage Securities Class 1
   2008 (a)                                  56,324         0.87           48,844       0.00%           0.00%           -13.28%
Advantus Real Estate Securities Class 1
   2008 (a)                                  55,193         0.68           37,583       0.00%           0.00%           -31.91%
Alliance Bernstein International Value
   2008 (a)                                  58,179         0.55           31,967       0.64%           0.00%           -45.06%
Fidelity VIP Equity-Income
   2008 (a)                                  91,201         0.63           57,152       6.69%           0.00%           -37.33%
Fidelity VIP Mid-Cap
   2008 (a)                                 106,645         0.67           71,182       0.85%           0.00%           -33.25%
Franklin Small Cap Value
   2008 (a)                                 142,495         0.71          100,441       0.68%           0.00%           -29.49%
Ibbotson Aggressive Growth
   2008 (a)                                 847,279         0.69          588,735       1.49%           0.00%           -30.51%
Ibbotson Balanced
   2008 (a)                                 370,184         0.80          295,937       4.44%           0.00%           -20.06%
Ibbotson Conservative
   2008 (a)                                 312,411         0.94          294,974       2.44%           0.00%            -5.58%
Ibbotson Growth
   2008 (a)                               3,974,359         0.74        2,933,671       0.22%           0.00%           -26.19%
Ibbotson Income & Growth
   2008 (a)                                  62,038         0.87           54,133       8.82%           0.00%           -12.74%
Janus Aspen International Growth
   2008 (a)                                 267,314         0.53          140,638       0.68%           0.00%           -47.39%
Janus Aspen Large Cap Growth
   2008 (a)                                 145,269         0.67           96,809       1.09%           0.00%           -33.36%
Van Kampen UIF Emerging Markets Equity
   2008 (a)                                  71,890         0.50           36,076       0.00%           0.00%           -49.82%
Vanguard Fund Balanced
   2008 (a)                                  63,541         0.81           51,506       0.33%           0.00%           -18.94%
Vanguard Fund Capital Growth
   2008 (a)                                  63,825         0.74           47,409       0.21%           0.00%           -25.72%
Vanguard Fund Diversified Value
   2008 (a)                                  41,407         0.69           28,671       1.01%           0.00%           -30.76%
Vanguard Fund Equity Income
   2008 (a)                                 178,074         0.75          133,187       0.27%           0.00%           -25.21%

                                                      AT DECEMBER 31                       FOR THE PERIOD ENDED DECEMBER 31
                                         ----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE  NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ----------------------------------------  -----------------------------------------------
Vanguard Fund High Yield Bond
   2008 (a)                                  45,284         0.80           36,181       1.53%           0.00%           -20.10%
Vanguard Fund International
   2008 (a)                                  40,005         0.63           25,257       0.57%           0.00%           -36.87%
Vanguard Fund Money Market
   2008 (a)                                  60,323         1.02           61,713       2.20%           0.00%             2.31%
Vanguard Fund Short-Term Inv Grade
   2008 (a)                                  76,370         0.95           72,454       0.99%           0.00%            -5.13%
Vanguard Fund Small Co Growth
   2008 (a)                                  95,336         0.69           65,585       0.08%           0.00%           -31.21%
Vanguard Fund Total Bond Market Index
   2008 (a)                                  79,761         1.03           82,502       0.53%           0.00%             3.44%
Vanguard Fund Total Stock Market Index
   2008 (a)                                  35,859         0.68           24,543       0.59%           0.00%           -31.56%
Ivy Funds VIP Pathfinder Aggressive
   2008 (b)                                 236,251         0.73          172,783       0.00%           0.00%           -26.86%
Ivy Funds VIP Asset Strategy
   2008 (a)                                 232,558         0.76          177,008       1.37%           0.00%           -23.88%
Ivy Funds VIP Balanced
   2008 (b)                                   9,473         0.80            7,611       0.22%           0.00%           -19.65%
Ivy Funds VIP Bond
   2008 (b)                                   7,141         1.01            7,213       0.18%           0.00%             1.00%
Ivy Funds VIP Conservative
   2008 (b)                                   3,055         0.87            2,646       0.00%           0.00%           -13.44%
Ivy Funds VIP Core Equity
   2008 (a)                                  43,800         0.73           32,129       1.18%           0.00%           -26.65%
Ivy Funds VIP Dividend Income
   2008 (b)                                  21,149         0.66           13,977       0.27%           0.00%           -33.91%
Ivy Funds VIP Energy
   2008 (b)                                   9,313         0.50            4,652       0.19%           0.00%           -50.06%
Ivy Funds VIP Global Natural Resources
   2008 (a)                                 129,858         0.43           55,414       4.99%           0.00%           -57.33%
Ivy Funds VIP Growth
   2008 (a)                                 129,407         0.72           92,680       0.00%           0.00%           -28.38%
Ivy Funds VIP High Income
   2008 (b)                                  18,675         0.78           14,587       2.11%           0.00%           -21.88%
Ivy Funds VIP International Growth
   2008 (a)                                  13,882         0.61            8,452       0.68%           0.00%           -39.12%
Ivy Funds VIP International Value
   2008 (b)                                  91,480         0.67           61,509       2.67%           0.00%           -32.76%
Ivy Funds VIP Micro-Cap Growth
   2008 (b)                                   6,427         0.61            3,928       0.00%           0.00%           -38.93%
Ivy Funds VIP Mid Cap Growth
   2008 (b)                                   5,808         0.67            3,899       0.06%           0.00%           -32.90%
Ivy Funds VIP Moderate
   2008 (b)                                 320,486         0.80          255,847       0.00%           0.00%           -20.17%

                                                      AT DECEMBER 31                       FOR THE PERIOD ENDED DECEMBER 31
                                         ----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE  NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ----------------------------------------  -----------------------------------------------
Ivy Funds VIP Moderately Aggressive
   2008 (b)                                 193,801         0.76          148,247       0.00%           0.00%           -23.50%
Ivy Funds VIP Moderately Conservative
   2008 (b)                                   3,000         0.83            2,501       0.00%           0.00%           -16.67%
Ivy Funds VIP Money Market
   2008 (b)                                  22,842         1.01           23,156       1.03%           0.00%             1.40%
Ivy Funds VIP Mortgage Securities
   2008 (b)                                   8,636         0.91            7,864       1.79%           0.00%            -8.94%
Ivy Funds VIP Real Estate Securities
   2008 (b)                                   6,117         0.59            3,607       1.10%           0.00%           -41.04%
Ivy Funds VIP Science & Technology
   2008 (a)                                  67,583         0.72           48,769       0.00%           0.00%           -27.84%
Ivy Funds VIP Small Cap Growth
   2008 (b)                                   5,302         0.69            3,653       0.00%           0.00%           -31.12%
Ivy Funds VIP Small Cap Value
   2008 (b)                                   3,867         0.76            2,956       0.26%           0.00%           -23.61%
Ivy Funds VIP Value
   2008 (b)                                   4,006         0.69            2,757       0.32%           0.00%           -31.20%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or for the effective date through the end of the reporting period.

*** These amounts represent the total return for the period indicated, including changed in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from February 12, 2008 (Commencement of operations) to December 31, 2008.

(b) For the period from May 13, 2008 (Commencement of operations) to December 31, 2008.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2008, 2007 AND 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 9, 2009

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                                 (In thousands)

                                                                                         2008          2007
                                                                                     -----------   -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $6,476,721 and $6,014,185)   $ 5,848,958   $ 6,054,128
   Equity securities, at fair value (cost $348,897 and $493,747)                         350,561       599,660
   Mortgage loans, net                                                                 1,250,198     1,247,183
   Finance receivables, net                                                              185,317       178,318
   Policy loans                                                                          334,986       321,063
   Private equity investments (cost $436,365 and $339,341)                               475,016       410,649
   Fixed maturity securities on loan, at fair value (amortized cost $194,767 and
      $596,078)                                                                          216,753       612,118
   Equity securities on loan, at fair value (cost $35,039 and $50,335)                    36,950        61,665
   Derivative instruments                                                                 57,413        11,584
   Other invested assets                                                                  27,045        25,838
                                                                                     -----------   -----------
      Total investments                                                                8,783,197     9,522,206
   Cash and cash equivalents                                                             576,899       265,921
   Securities held as collateral                                                         214,604       683,004
   Deferred policy acquisition costs                                                   1,025,970       894,350
   Accrued investment income                                                              87,187        83,336
   Premiums and fees receivable                                                          182,769       171,778
   Property and equipment, net                                                            85,608        85,798
   Income tax recoverable:
      Current                                                                             73,289            --
      Deferred                                                                           157,570            --
   Reinsurance recoverables                                                              849,609       820,111
   Goodwill and intangible assets, net                                                    38,552        35,532
   Other assets                                                                           60,471        72,145
   Separate account assets                                                             9,239,747    13,715,402
                                                                                     -----------   -----------
         Total assets                                                                $21,375,472   $26,349,583
                                                                                     ===========   ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                              $ 5,405,450   $ 5,115,381
   Future policy and contract benefits                                                 2,543,458     2,163,189
   Pending policy and contract claims                                                    290,344       263,009
   Other policyholder funds                                                              719,001       690,770
   Policyholder dividends payable                                                         44,363        44,320
   Unearned premiums and fees                                                            282,016       265,058
   Pension and other postretirement benefits                                             215,236       112,860
   Income tax liability:
      Current                                                                                 --        18,257
      Deferred                                                                                --       160,112
   Other liabilities                                                                     422,944       389,519
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                         271,667       693,048
   Separate account liabilities                                                        9,239,747    13,715,402
                                                                                     -----------   -----------
      Total liabilities                                                               19,559,226    23,755,925
                                                                                     -----------   -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000         5,000
   Additional paid in capital                                                            179,522        95,632
   Accumulated other comprehensive income (loss)                                        (420,447)      116,573
   Retained earnings                                                                   2,052,171     2,376,453
                                                                                     -----------   -----------
      Total stockholder's equity                                                       1,816,246     2,593,658
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $21,375,472   $26,349,583
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                          2008         2007          2006
                                                       ----------   ----------    ---------
Revenues:
   Premiums                                            $1,862,276   $1,467,991    $1,308,939
   Policy and contract fees                               503,990      486,956       447,419
   Net investment income                                  529,216      522,370       500,400
   Net realized investment gains (losses)                (483,871)      48,255        53,403
   Finance charge income                                   53,286       49,755        44,792
   Commission income                                       73,623       69,602        64,983
   Other income                                            27,759       18,938        23,550
                                                       ----------   ----------    ----------
      Total revenues                                    2,566,279    2,663,867     2,443,486
                                                       ----------   ----------    ----------
Benefits and expenses:
   Policyholder benefits                                1,853,322    1,441,876     1,314,341
   Interest credited to policies and contracts            289,189      279,325       269,053
   General operating expenses                             482,556      464,573       413,174
   Commissions                                            176,009      158,927       159,545
   Administrative and sponsorship fees                     64,400       62,043        59,279
   Dividends to policyholders                              10,891       10,412        10,154
   Interest on notes payable                               10,419       10,301        10,318
   Amortization of deferred policy acquisition costs      237,581      176,183       177,807
   Capitalization of policy acquisition costs            (218,047)    (216,730)     (217,447)
                                                       ----------   ----------    ----------
      Total benefits and expenses                       2,906,320    2,386,910     2,196,224
                                                       ----------   ----------    ----------
         Income (loss) from operations before taxes      (340,041)     276,957       247,262
   Income tax expense (benefit):
      Current                                             (71,898)      70,600        72,736
      Deferred                                            (19,638)      10,544        (1,084)
                                                       ----------   ----------    ----------
         Total income tax expense (benefit)               (91,536)      81,144        71,652
                                                       ----------   ----------    ----------
            Net income (loss)                          $ (248,505)  $  195,813    $  175,610
                                                       ==========   ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                           ACCUMULATED
                                                             ADDITIONAL       OTHER                        TOTAL
                                                    COMMON     PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                     STOCK     CAPITAL    INCOME (LOSS)    EARNINGS        EQUITY
                                                    ------   ----------   -------------   ----------   -------------
2006:
   Balance, beginning of year                       $5,000    $ 81,632      $ 140,106     $2,091,380     $2,318,118
      Comprehensive income:
         Net income                                     --          --             --        175,610        175,610
         Other comprehensive income                     --          --         18,125             --         18,125
                                                                                                         ----------
            Total comprehensive income                                                                      193,735
      Dividends to stockholder                          --          --             --        (65,805)       (65,805)
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $ 81,632      $ 158,231     $2,201,185     $2,446,048
                                                    ======    ========      =========     ==========     ==========
2007:
   Balance, beginning of year                       $5,000    $ 81,632      $ 158,231     $2,201,185     $2,446,048
      Comprehensive income:
         Net income                                     --          --             --        195,813        195,813
         Other comprehensive loss                       --          --        (19,076)            --        (19,076)
                                                                                                         ----------
            Total comprehensive income                                                                      176,737
      Changes in accounting principle                                         (22,582)        (4,645)       (27,227)
      Dividends to stockholder                          --          --             --        (15,900)       (15,900)
      Contributions to additional paid in capital       --      14,000             --             --         14,000
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $ 95,632      $ 116,573     $2,376,453     $2,593,658
                                                    ======    ========      =========     ==========     ==========
2008:
   Balance, beginning of year                       $5,000    $ 95,632      $ 116,573     $2,376,453     $2,593,658
      Comprehensive loss:
         Net loss                                       --          --             --       (248,505)      (248,505)
         Other comprehensive loss                       --          --       (537,109)            --       (537,109)
                                                                                                         ----------
            Total comprehensive loss                                                                       (785,614)
      Changes in accounting principle                   --          --             89         (1,277)        (1,188)
      Dividends to stockholder                          --          --             --        (74,500)       (74,500)
      Contributions to additional paid in capital       --      83,890             --             --         83,890
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $179,522      $(420,447)    $2,052,171     $1,816,246
                                                    ======    ========      =========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                    2008           2007           2006
                                                                -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                               $  (248,505)   $   195,813    $   175,610
Adjustments to reconcile net income (loss) to net cash
   provided by (used for) operating activities:
      Interest credited to annuity and insurance contracts          258,007        247,577        247,040
      Fees deducted from policy and contract balances              (338,399)      (425,291)      (415,193)
      Change in future policy benefits                              295,464         22,616         59,662
      Change in other policyholder liabilities, net                  13,718         45,024         55,994
      Amortization of deferred policy acquisition costs             237,581        176,183        177,807
      Capitalization of policy acquisition costs                   (218,047)      (216,730)      (217,447)
      Change in premiums and fees receivable                        (10,990)       (17,239)       (10,975)
      Deferred tax provision                                        (19,638)        10,447         (1,084)
      Change in income tax assets / liabilities - current           (91,547)        (5,073)         2,687
      Net realized investment losses (gains)                        483,871        (48,255)       (53,403)
      Change in reinsurance recoverables                            (29,498)       (32,104)       (43,548)
      Other, net                                                    (12,060)        (9,348)        42,974
                                                                -----------    -----------    -----------
         Net cash provided by (used for) operating activities       319,957        (56,380)        20,124
                                                                -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                      1,530,573        945,590        988,202
   Equity securities                                                379,806        604,148        558,248
   Private equity investments                                        26,065         72,265         50,154
   Derivative instruments                                           120,445          1,438         (2,052)
   Other invested assets                                                901            552          2,567
Proceeds from maturities and repayments of:
   Fixed maturity securities                                        570,415        774,909        918,091
   Mortgage loans                                                   109,559         76,606         91,063
Purchases and originations of:
   Fixed maturity securities                                     (2,434,610)    (1,811,777)    (2,164,474)
   Equity securities                                               (265,118)      (438,236)      (446,201)
   Mortgage loans                                                  (112,527)      (189,938)      (204,361)
   Private equity investments                                      (110,756)       (93,322)       (75,117)
   Derivative instruments                                          (127,450)        (1,908)           (12)
   Other invested assets                                                (79)        (1,206)          (286)
Finance receivable originations or purchases                       (131,565)      (138,901)      (129,808)
Finance receivable principal payments                               116,363        116,286        107,796
Securities in transit                                                38,598          3,041         15,637
Other, net                                                          (40,981)       (62,202)       (42,021)
                                                                -----------    -----------    -----------
         Net cash used for investing activities                    (330,361)      (142,655)      (332,574)
                                                                -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts              2,551,249      2,342,490      2,172,597
Withdrawals from annuity and insurance contracts                 (2,171,046)    (2,116,797)    (1,932,688)
Change in amounts drawn in excess of cash balances                   (1,834)        55,452             --
Contributed capital                                                  11,307         14,000             --
Dividends paid to stockholder                                       (74,500)       (10,500)       (65,000)
Other, net                                                            6,206         15,236         18,333
                                                                -----------    -----------    -----------
         Net cash provided by financing activities                  321,382        299,881        193,242
                                                                -----------    -----------    -----------
Net increase (decrease) in cash and cash equivalents                310,978        100,846       (119,208)
Cash and cash equivalents, beginning of year                        265,921        165,075        284,283
                                                                -----------    -----------    -----------
Cash and cash equivalents, end of year                          $   576,899    $   265,921    $   165,075
                                                                ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2008         2007         2006
---------------------------------------   ----------   ----------   ----------
Individual Financial Security             $  427,726   $  465,296   $  450,164
Financial Institution Group                  294,932      295,030      288,028
Group Insurance                            1,424,342    1,327,203    1,166,882
Retirement                                   447,154      331,408      335,327
                                          ----------   ----------   ----------
   Total strategic business units          2,594,154    2,418,937    2,240,401
Subsidiaries and corporate product line      (27,875)     244,930      203,085
                                          ----------   ----------   ----------
      Total                               $2,566,279   $2,663,867   $2,443,486
                                          ==========   ==========   ==========

     The Company serves over nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total revenues of $3,605,000 and $7,307,000 included in the consolidated statements of operations for the years ended 2007 and 2006, respectively. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded in the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2008 and 2007, respectively, the Company had $10,000,000 and $0 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices when available. Fair values of marketable equity securities are based on quoted market prices.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is applied to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2008, 85.3% of fixed maturity fair values were obtained from quoted market prices, 14.0% from the internal methods described above and 0.7% from other sources, primarily broker bids. As of December 31, 2007, 84.6% of fixed maturity fair values were obtained from quoted market prices, 14.6% from the internal methods described above and 0.8% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008, the Company performed additional procedures to ensure fair values obtained as of December 31, 2008 and 2007 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used. During 2008, the Company also subscribed to a secondary third-party pricing service to ensure security prices recorded were reasonable. For securities that had varying prices over a certain threshold, the Company performed additional research to determine an appropriate price.

     Real estate is carried at cost less accumulated depreciation.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 14. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,792,000 and $15,194,000 at December 31, 2008 and 2007, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2008 and 2007 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2008 and 2007 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to elect hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to attempt to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objectives and strategies for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains or, in the case of certain life insurance product hedging, in policyholder benefits in the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains in the consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that either are embedded derivatives under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES and related amendments and interpretations, or create economic exposure to equity and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company entered into certain interest rate futures contracts to attempt to manage duration risk within certain total return managed portfolios within the general account. Due to the immateriality of the derivatives, the Company chose not to elect hedge accounting.

     In 2007, the Company utilized put options to partially hedge, on an economic basis, a known future stock distribution from one of its private equity investments. The subsequent distribution in 2007 resulted in the exercising of the put options and resulted in a $5,067,000 net realized investment gain. No similar hedging activity was initiated in 2008.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of these hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to mitigate this risk.

     In 2008, the Company entered into a forward currency contract designed to mitigate currency risk exposure due to general operating expenses that are expected to occur within the next 12 to 18 months. Additionally, the Company utilizes short-duration forward currency contracts to mitigate currency risk related to cash transactions resulting from the Company's foreign denominated investments.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative assets with the changes in fair value reported in net realized gains and losses. As of December 31, 2008 and 2007, the Company had certain TBA mortgage dollar roll securities in the amount of $30,906,000 and $10,912,000 classified as derivative instruments. For the years ended December 31 2008, 2007, and 2006, the change in fair value of these securities included in net realized investment gains was $366,000, $25,000 and $90,000, respectively.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent and ability to hold the security, and current economic conditions. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in net realized gains and losses on the consolidated statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     In January 2009, the Financial Accounting Standards Board (FASB) released FASB Financial Statement of Position EITF 99-20-1 (FSP EITF 99-20-1), AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF 99-20. The amended pronouncement removes the exclusive reliance on market participant estimates of future cash flows when determining potential other-than-temporary impairment and allows management to apply its own reasonable judgment in assessing whether an other-than temporary impairment has occurred. The application of this pronouncement was effective October 1, 2008 and the Company adopted the guidance on a prospective basis.

     Prior to the adoption of the amended guidance in EITF 99-20-1 on October 1, 2008, the Company's accounting policy for debt and equity securities that could be contractually prepaid or otherwise settled in a way that may have limited the Company's ability to fully recover the cost, was to record an other-than-temporary impairment unless the Company had both the ability and intent to hold the investment for a reasonable period of time and the security was expected to recover within a reasonable period of time. For debt securities with beneficial interests, the Company estimated cash flows using market participant estimates over the life of purchased beneficial interests in the securitized financial assets. If the Company's estimated fair value of its beneficial interests was not greater than or equal to its carrying value based on current information and events, and if there had been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, the Company recognized an other-than-temporary impairment and recognized the purchased beneficial interest at the then current fair value. Following the adoption of EITF 99-20-1, the Company now considers both internal cash flow estimates as well as available third party information in determining the best estimates of cash flows over the life of purchased beneficial interests in the securitized financial assets.

     For non-structured debt securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. For equity securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period.

     Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all available-for-sale equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the outlook for the asset class along with the ability and intent to hold the investment.

     Private equity investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund.

     All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary impairment. Determination of the status of each analyzed investment as other-than-temporary or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2008 or 2007.

     Total other-than-temporary impairments for fixed maturity securities were $212,751,000, $37,500,000 and $31,356,000 for the years ended December 31,
     2008, 2007 and 2006, respectively.

     Total other-than-temporary impairments for equity securities for the years ended December 31, 2008, 2007 and 2006 were $76,792,000, $7,600,000 and $0 respectively.

     Total other-than-temporary impairments for private equity investments for the years ended December 31, 2008, 2007 and 2006 were $12,173,000, $5,470,000 and $10,868,000, respectively.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2008 and 2007. The change in valuation allowance was zero for the years ending December 31, 2008, 2007 and 2006.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $1,285,000, $1,335,000, and $1,253,000 for the years ended December 31,
     2008, 2007, and 2006, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2008 and 2007 were $253,703,000 and $673,783,000, respectively. As of December 31, 2008 and
     2007, the fair value of the collateral associated with securities lending was $214,604,000 and $683,004,000, respectively.

     The Company recognized other-than-temporary impairments of $47,019,000 and $10,044,000 on structured investment vehicles in default contained within its securities lending collateral portfolio for the years ended December 31, 2008 and 2007, respectively. These impairments are included in net realized investment gains (losses) on the consolidated statements of operations. The Company would be required to settle the amount of the impairment by either making a cash payment or purchasing the collateral securities at cost.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2008 and 2007, the fair value of these investments included within equity securities on the consolidated balance sheets was $21,041,000 and $24,579,000, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews all assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2008 and 2007. Factors regarding economic outlook, as reviewed by a third-party and internal investment experts, and management's current view of the capital markets along with a historical analysis of long term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15 percent during the five-year reversion period.

     As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional loss of $15,280,000 in 2008.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of deferred policy acquisition costs on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 19. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other accumulated comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                    2008     2007
----------------------------   ------   ------
Balance at beginning of year   $3,121   $1,651
Capitalization                  4,950    1,499
Amortization and interest         201      (29)
                               ------   ------
Balance at end of year         $8,272   $3,121
                               ======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $37,896,000 and $35,686,000 as of December 31, 2008 and 2007, respectively, and amortized software expense of $13,714,000, $12,710,000 and $11,510,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $114,081,000 and $108,335,000 at December 31, 2008 and 2007,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2008, 2007, and 2006, was $12,136,000,
     $11,787,000, and $11,514,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life insurance products as of December 31, 2008, the Company has assumed an average rate of investment yields ranging from 5.82% to 6.06%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 19. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2008 and 2007, the total participating business in force was $1,719,000,000 and $1,732,649,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2008 and 2007.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers all relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participated in a securities lending program, managed by a third party lending agent, where it receives cash as collateral assets in exchange for loaned securities. During most of 2007, the cash received was invested in an Enhanced Yield Trust and a Collateral Investment Trust. During 2007, the trusts invested in certain structure investment vehicles (SIVs). These SIVs were identified as having credit issues where the recovery of the investment was remote and the trusts were dissolved prior to December 31, 2007. At December 31, 2007, the credit concentration risk was attempted to be mitigated by investing the cash in individual holdings rather than trusts; however, the Company experienced additional losses on these collateral holdings in 2008 due to market value declines on the collateral. During 2008, the magnitude of the securities lending program was reduced. The Company expects any additional losses to be immaterial.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2008, approximately 87.3% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency dominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance products prove to be too aggressive (i.e., insureds on average do not live as long as expected). This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In January 2009, the FASB issued FSP EITF 99-20-1 which removes the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an other-than-temporary impairment has occurred. The Company adopted the provisions of FSP EITF 99-20-1 on a prospective basis effective October 1, 2008.

     In December 2008, the FASB issued Financial Statement of Position No. FAS 132(R)-1 (FSP FAS 132(R)-1), EMPLOYERS' DISCLOSURES ABOUT POSTRETIREMENT BENEFIT ASSETS, which will require employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company is currently evaluating the impact to its financial statement disclosures due to the adoption of FSP FAS 132(R)-1.

     In April 2008, the FASB issued Financial Statement of Position No. FAS 142-3 (FSP FAS 142-3), DETERMINATION OF THE USEFUL LIFE OF INTANGIBLE ASSETS, addressing the renewal and extension assumptions used to determine the useful life of recognized intangible assets. FSP FAS 142-3 is required for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FSP FAS 142-3.

     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The application of FAS 161 is required for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact to its financial statement disclosures due to the adoption of FAS 161.

     In December 2007, FASB issued Statement of Financial Accounting Standards No. 160 (FAS 160), NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB NO. 51. FAS 160, amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The application of FAS 160 is required for fiscal years beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 160.

     In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141, revised 2007 (FAS 141(R)), BUSINESS COMBINATIONS. FAS 141(R) improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. FAS 141(R) retains the fundamental requirements in FAS 141, BUSINESS COMBINATIONS, that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. The application of FAS 141(R) is required for business combinations in which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 141(R).

     In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159), THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, INCLUDING AN AMENDMENT OF FASB STATEMENT No. 115. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of FAS 159 is required for fiscal years beginning after November 15, 2007. The adoption of FAS 159 did not impact the Company's consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within FAS 159.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 158 (FAS 158), EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R). FAS 158 requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability in its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income (loss). In addition, FAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan is required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements is required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 decrease to accumulated other comprehensive income (loss), net of taxes. The Company adopted the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008, which resulted in a $1,277,000 decrease to retained earnings, net of taxes and a $89,000 increase to accumulated other comprehensive income (loss), net of taxes.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued FASB Staff Position No. FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157, which delayed the effective date of FAS 157 until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued FSP FAS 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET WHEN THE MARKET FOR THAT ASSET IS NOT ACTIVE, effective upon issuance clarified the application of FAS 157 in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of FAS 157 and its related FSP's in 2008.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may have been corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's consolidated results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 was required for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In February 2006, the FASB released Statement of Financial Accounting Standards No. 155 (FAS 155), ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. In summary, this pronouncement: (1) permits fair value re-measurement for any hybrid instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies accounting for interest-only strips and principal-only strips; (3) requires evaluation of interest in securitized financial assets to identify interests that contain derivatives; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) eliminates the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative. The application of FAS 155 was effective for all financial instruments acquired or issued after the beginning of the fiscal year that begins after September 15, 2006. The adoption of FAS 155 had no material impact to the consolidated results of operations or financial position of the Company.

     In November 2005, the FASB issued FSP-FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, AcSEC of the AICPA issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1, effective January 1, 2007 which resulted in a cumulative effect adjustment to decrease retained earnings by $6,326,000, net of taxes and decrease accumulated other comprehensive income by $20,000, net of taxes.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2008 and 2007. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     As described in note 4, the Company adopted FAS 157 effective January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

     FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Under FAS 157, the Company is required to categorize its financial assets and financial liabilities recorded in the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, publicly traded corporate bonds, structured notes, municipal bonds, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include mortgage and asset backed securities, certain privately placed corporate bonds and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2008.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis as of December 31, 2008:

IN THOUSANDS                                      LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
---------------------------------------------   ----------   ----------   --------   -----------
Fixed maturity securities, available for sale   $   34,592   $4,912,184   $902,182   $ 5,848,958
Equity securities, available for sale              340,235           --        326       340,561
Fixed maturity securities on loan                  109,172      107,581         --       216,753
Equity securities on loan                           36,950           --         --        36,950
Derivative instruments                                   9       57,404         --        57,413
                                                ----------   ----------   --------   -----------
   Total investments                               520,958    5,077,169    902,508     6,500,635
Cash equivalents                                   463,326       33,425         --       496,751
Securities held as collateral                       13,528      201,076         --       214,604
Separate account assets                          8,977,964      259,683      2,100     9,239,747
                                                ----------   ----------   --------   -----------
   Total financial assets                       $9,975,776   $5,571,353   $904,608   $16,451,737
                                                ==========   ==========   ========   ===========
Policy and contract account balances (1)        $       --   $       --   $  2,398   $     2,398
Future policy and contact benefits (1)                  --           --    107,175       107,175
Securities lending collateral                       13,528      258,139         --       271,667
                                                ----------   ----------   --------   -----------
   Total financial liabilities                  $   13,528   $  258,139   $109,573   $   381,240
                                                ==========   ==========   ========   ===========

(1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                  FIXED
                                                MATURITY       EQUITY
                                               SECURITIES,   SECURITIES,    SEPARATE       TOTAL
                                                AVAILABLE     AVAILABLE      ACCOUNT     FINANCIAL
IN THOUSANDS                                    FOR SALE      FOR SALE     ASSETS (2)     ASSETS
--------------------------------------------   -----------   -----------   ----------   ----------
Balance as of January 1, 2008                  $ 1,059,806     $ 2,369      $ 10,061    $1,072,236
Total realized and unrealized gains (losses)
   included in:
      Net loss (1)                                 (19,029)       (428)       (2,516)      (21,973)
      Other comprehensive loss                    (151,755)         89            --      (151,666)
Purchases, sales and settlements, net               (2,736)     (1,819)          (52)       (4,607)
Net transfers in (out) of Level 3                   15,896         115        (5,393)       10,618
                                               -----------     -------      --------    ----------
         Balance as of December 31, 2008       $   902,182     $   326      $  2,100    $  904,608
                                               ===========     =======      ========    ==========
Change in unrealized gains (losses) included
   in net loss related to assets held at
      December 31, 2008                                 --          --        (2,516)       (2,516)

(1) The amounts included in this row are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2008:

                                                POLICY AND     FUTURE
                                                 CONTRACT    POLICY AND      TOTAL
                                                  ACCOUNT     CONTRACT     FINANCIAL
IN THOUSANDS                                     BALANCES     BENEFITS    LIABILITIES
---------------------------------------------   ----------   ----------   -----------
Balance as of January 1, 2008                     $1,727      $ 12,986      $ 14,713
Total realized and unrealized gains (losses)
   included in:
      Net loss (1)                                   671        94,599        95,270
      Other comprehensive loss                        --            --            --
Sales, issuances and settlements, net                 --          (410)         (410)
Net transfers in (out) of Level 3                     --            --            --
                                                  ------      --------      --------
         Balance as of December 31, 2008          $2,398      $107,175      $109,673
                                                  ======      ========      ========
Change in unrealized (gains) losses included
   in net loss related to liabilities held at
      December 31, 2008                              671        94,792        95,463

(1) The amounts included in this row are reported in net realized investment gains (losses) on the consolidated statements of operations.

     The Company did not have any assets or liabilities reported in fair value on a nonrecurring basis required to be disclosed under FAS 157.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for finance receivables, policy loans, and private equity investments approximate the assets' fair values.

     The interest rates on finance receivables outstanding as of December 31, 2008 and 2007, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2008 and 2007 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                      2008                    2007
                             ---------------------   ---------------------
                              CARRYING      FAIR      CARRYING      FAIR
IN THOUSANDS                   AMOUNT      VALUE       AMOUNT      VALUE
--------------------------   ---------   ---------   ---------   ---------
Mortgage loans, net          1,250,198   1,181,272   1,247,183   1,263,148
Finance receivables, net       185,317     185,317     178,318     178,318
Policy loans                   334,986     334,986     321,063     321,063
Private equity investments     475,016     475,016     410,649     410,649

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                      2008                      2007
                             ----------------------   -----------------------
                              CARRYING       FAIR      CARRYING       FAIR
IN THOUSANDS                   AMOUNT       VALUE       AMOUNT       VALUE
-------------------------    ----------  ----------   ----------   ----------
Deferred annuities           $2,005,003  $1,991,314   $1,885,096   $1,878,689
Annuity certain contracts        56,112      54,981       56,110       56,878
Other fund deposits           1,403,133   1,419,365    1,285,747    1,285,275
Supplementary contracts
   without life
   contingencies                 52,524      52,524       48,274       48,274
Notes payable                   125,000     127,179      125,000      127,132

(6)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                                      2008        2007       2006
---------------------------------------------   --------    --------   --------
Fixed maturity securities                       $406,958    $401,629   $392,210
Equity securities                                 20,886      23,593     20,997
Mortgage loans                                    80,917      76,246     70,711
Policy loans                                      24,040      22,522     21,592
Cash equivalents                                   4,921      10,312      8,514
Private equity investments                         5,266       2,577        302
Derivative instruments                              (101)         53        (27)
Other invested assets                              3,005       2,459      2,533
                                                --------    --------   --------
   Gross investment income                       545,892     539,391    516,832
Investment expenses                              (16,676)    (17,021)   (16,432)
                                                --------    --------   --------
   Total                                        $529,216    $522,370   $500,400
                                                ========    ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2008       2007       2006
---------------------------------------------   ---------   --------   --------
Fixed maturity securities                       $(290,059)  $(50,010)  $(41,722)
Equity securities                                 (93,986)    83,580     76,134
Private equity investments                         (2,070)    32,516     18,058
Derivative instruments                            (50,844)    (7,921)       812
Other invested assets                                 107        134        121
Securities held as collateral                     (47,019)   (10,044)        --
                                                ---------   --------   --------
   Total                                        $(483,871)  $ 48,255   $ 53,403
                                                =========   ========   ========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

IN THOUSANDS                                       2008       2007       2006
---------------------------------------------   ---------   --------   --------
Fixed maturity securities, available for sale
   Gross realized gains                         $  15,997   $ 22,237   $  6,189
   Gross realized losses                         (306,056)   (72,247)   (47,911)
Equity securities:
   Gross realized gains                            49,028    108,727     95,587
   Gross realized losses                         (143,014)   (25,147)   (19,453)
Private equity investments:
   Gross realized gains                            10,173     38,064     29,165
   Gross realized losses                          (12,243)    (5,548)   (11,107)

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                          GROSS UNREALIZED
IN THOUSANDS                                AMORTIZED   -------------------      FAIR
DECEMBER 31, 2008                             COST        GAINS     LOSSES       VALUE
----------------------------------------   ----------   --------   --------   ----------
   U.S. government                         $   36,673   $  7,819   $    133   $   44,359
   Agencies not backed by the full faith
      and credit of the U.S. government        34,250      4,530      1,351       37,429
   Foreign governments                          4,196        463         --        4,659
   Corporate securities                     3,556,936     35,167    345,102    3,247,001
   Asset-backed securities                    370,439      2,880     66,245      307,074
   Mortgage-backed securities               2,474,227     55,813    321,604    2,208,436
                                           ----------   --------   --------   ----------
      Total fixed maturities                6,476,721    106,672    734,435    5,848,958
   Equity securities - unaffiliated           348,897     26,175     24,511      350,561
                                           ----------   --------   --------   ----------
         Total                             $6,825,618   $132,847   $758,946   $6,199,519
                                           ==========   ========   ========   ==========

                                                          GROSS UNREALIZED
IN THOUSANDS                                AMORTIZED   -------------------      FAIR
DECEMBER 31, 2007                             COST        GAINS      LOSSES      VALUE
----------------------------------------   ----------   --------    -------   ----------
   U.S. government                         $   33,619   $    470    $     1   $   34,088
   Agencies not backed by the full faith
      and credit of the U.S. government        18,289      2,090         41       20,338
   Foreign governments                          5,285        113         --        5,398
   Corporate securities                     3,326,219     71,356     43,792    3,353,783
   Asset-backed securities                    268,193      2,719      5,455      265,457
   Mortgage-backed securities               2,362,580     37,529     25,045    2,375,064
                                           ----------   --------    -------   ----------
      Total fixed maturities                6,014,185    114,277     74,334    6,054,128
   Equity securities - unaffiliated           493,747    120,536     14,623      599,660
                                           ----------   --------    -------   ----------
         Total                             $6,507,932   $234,813    $88,957   $6,653,788
                                           ==========   ========    =======   ==========

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                       GROSS UNREALIZED
IN THOUSANDS                               AMORTIZED   ----------------     FAIR
DECEMBER 31, 2008                             COST      GAINS    LOSSES     VALUE
----------------------------------------   ---------   -------   ------   --------
   U.S. government                          $ 94,122   $18,559   $    9   $112,672
   Agencies not backed by the full faith
      and credit of the U.S. government       35,841     1,276       --     37,117
   Corporate securities                       14,330       372      760     13,942
   Mortgage-backed securities                 50,474     2,568       20     53,022
                                            --------   -------   ------   --------
      Total fixed maturities                 194,767    22,775      789    216,753
   Equity securities - unaffiliated           35,039     3,038    1,127     36,950
                                            --------   -------   ------   --------
         Total                              $229,806   $25,813   $1,916   $253,703
                                            ========   =======   ======   ========

                                                       GROSS UNREALIZED
IN THOUSANDS                               AMORTIZED   ----------------     FAIR
DECEMBER 31, 2007                             COST      GAINS    LOSSES     VALUE
----------------------------------------   ---------   -------   ------   --------
   U.S. government                          $ 97,291   $10,642   $   --   $107,933
   Agencies not backed by the full faith
      and credit of the U.S. government       34,466     1,221        2     35,685
   Corporate securities                       19,028       165    1,349     17,844
   Asset-backed securities                   102,588       755      177    103,166
   Mortgage-backed securities                342,705     5,871    1,086    347,490
                                            --------   -------   ------   --------
      Total fixed maturities                 596,078    18,654    2,614    612,118
   Equity securities - unaffiliated           50,335    16,209    4,879     61,665
                                            --------   -------   ------   --------
         Total                              $646,413   $34,863   $7,493   $673,783
                                            ========   =======   ======   ========

     The amortized cost and fair value of fixed maturity securities at December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   --------------------
                                          AMORTIZED      FAIR      AMORTIZED     FAIR
IN THOUSANDS                                 COST        VALUE        COST       VALUE
--------------------------------------   ----------   ----------   ---------   --------
Due in one year or less                  $  239,531   $  237,039    $ 33,002   $ 33,482
Due after one year through five years     1,282,175    1,223,663      34,121     34,831
Due after five years through ten years    2,052,148    1,806,832      27,597     31,625
Due after ten years                         428,640      372,988      49,573     63,793
                                         ----------   ----------    --------   --------
                                          4,002,494    3,640,522     144,293    163,731
Mortgage-backed securities                2,474,227    2,208,436      50,474     53,022
                                         ----------   ----------    --------   --------
   Total                                 $6,476,721   $5,848,958    $194,767   $216,753
                                         ==========   ==========    ========   ========

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2008                           FAIR VALUE      COST        LOSSES
-----------------------------------------   ----------   ----------   ----------
U.S. government securities
      Less than 12 months                   $      343   $      476    $    133
      12 months or greater                          --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                        2,797        4,000       1,203
      12 months or greater                         952        1,100         148
Corporate securities
      Less than 12 months                    1,810,209    2,019,010     208,801
      12 months or greater                     429,023      565,324     136,301
Mortgage and asset-backed securities
      Less than 12 months                      925,535    1,191,449     265,914
      12 months or greater                     178,854      300,789     121,935
Equity securities - unaffiliated
      Less than 12 months                       78,202       96,686      18,484
      12 months or greater                      29,192       35,219       6,027

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE      COST        LOSSES
-----------------------------------------   ----------    --------    ----------
U.S. government securities
      Less than 12 months                    $    499     $    500     $     1
      12 months or greater                         --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                       2,823        2,856          33
      12 months or greater                        429          437           8
Corporate securities
      Less than 12 months                     720,360      744,800      24,440
      12 months or greater                    552,978      572,330      19,352
Mortgage and asset-backed securities
      Less than 12 months                     379,584      401,644      22,060
      12 months or greater                    333,185      341,625       8,440
Equity securities - unaffiliated
      Less than 12 months                     114,705      126,577      11,872
      12 months or greater                     31,662       34,413       2,751

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2008                           FAIR VALUE       COST       LOSSES
-----------------------------------------   ----------      ------    ----------
U.S. government securities
      Less than 12 months                     $4,751        $4,760      $    9
      12 months or greater                        --            --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                         --            --          --
      12 months or greater                        --            --          --
Corporate securities
      Less than 12 months                      6,862         7,242         380
      12 months or greater                     2,749         3,129         380
Mortgage and asset-backed securities
      Less than 12 months                      2,299         2,319          20
      12 months or greater                        --            --          --
Equity securities - unaffiliated
      Less than 12 months                      5,520         6,629       1,109
      12 months or greater                       106           124          18

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE       COST       LOSSES
-----------------------------------------   ----------     -------    ----------
U.S. government securities
      Less than 12 months                     $    --      $    --      $   --
      12 months or greater                         --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      12 months or greater                      2,073        2,075           2
      Greater than 12 months                       --           --          --
Corporate securities
      Less than 12 months                       6,781        7,604         823
      12 months or greater                      4,737        5,263         526
Mortgage and asset-backed securities
      Less than 12 months                      70,912       71,384         472
      12 months or greater                     91,095       91,886         791
Equity securities - unaffiliated
      Less than 12 months                      12,849       16,418       3,569
      12 months or greater                      1,375        2,685       1,310

     Unrealized losses on fixed maturities were primarily concentrated in corporate bonds and structured asset and mortgage-backed securities. The increase in unrealized losses was primarily the result of widening credit spreads and poor U.S. economic conditions. Based upon the valuation of these securities in accordance with the Company's accounting policies outlined in note 2, and the ability and intent of the Company to hold the securities until recovery of carrying value, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     For equity securities, independent research supports prices that will return the securities to original cost or higher within a reasonable period and, therefore, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     At December 31, 2008 and 2007, no specific mortgage loans were considered impaired. As of December 31, 2008 and 2007, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2008, 2007, and 2006 were zero.

     The Company did not collect any interest income on impaired mortgages in 2008, 2007, or 2006.

     At December 31, 2008 and 2007, fixed maturity securities and cash equivalents with a carrying value of $17,609,000 and $18,033,000, respectively, were on deposit with various regulatory authorities as required by law.

(7)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2008 and 2007, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2008 and 2007 were $4,972,000 and $5,172,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2008            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $28,008          $25,080
Other invested assets             2,286            2,286

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2007            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $50,048          $32,999
Other invested assets             2,286            2,286

(8)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                       2008         2007
------------------------------   --------    --------
Direct installment loans         $223,889    $212,965
Retail installment notes           30,633      32,608
Accrued interest                    4,289       3,928
                                 --------    --------
   Gross receivables              258,811     249,501
Unearned finance charges          (63,125)    (61,116)
Allowance for losses              (10,369)    (10,067)
                                 --------    --------
      Finance receivables, net   $185,317    $178,318
                                 ========    ========

     Direct installment loans, at December 31, 2008 and 2007, consisted of $153,144,000 and $145,969,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $13,329,000 and $11,882,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2008 were as follows:

IN THOUSANDS
-------------------------------------------------------------
2009                                                            $ 27,340
2010                                                              58,697
2011                                                              90,777
2012                                                              15,320
2013                                                                 964
2014 and thereafter                                                2,588
                                                                --------
   Total finance receivables, net of unearned finance charges    195,686
Allowance for losses                                             (10,369)
                                                                --------
      Finance receivables, net                                  $185,317
                                                                ========

     During the years ended December 31, 2008, 2007 and 2006, principal cash collections of direct installment loans were $74,441,000, $74,751,000 and $71,630,000, respectively, and the percentages of these cash collections to average net balances were 47%, 51% and 54%, respectively. Retail installment notes' principal cash collections were $38,200,000, $37,987,000 and $32,941,000, respectively, and the percentages of these cash collections to average net balances were 149%, 146% and 145% for the years ended December 31, 2008, 2007 and 2006, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at both December 31, 2008 and 2007 was 5.3%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2008       2007      2006
----------------------------   --------   -------   -------
Balance at beginning of year   $ 10,067   $ 9,227   $ 8,292
Provision for credit losses       8,487     7,018     5,890
Charge-offs                     (11,907)   (9,741)   (8,183)
Recoveries                        3,722     3,549     3,228
Allowance on bulk purchases          --        14        --
                               --------   -------   -------
Balance at end of year         $ 10,369   $10,067   $ 9,227
                               ========   =======   =======

     At December 31, 2008 and 2007, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2008 and 2007 and the related allowance for losses were as follows:

                                INSTALLMENT
IN THOUSANDS                       LOANS
-----------------------------   -----------
Balances at December 31, 2008       $ 97
Related allowance for losses        $ 63
Balances at December 31, 2007       $143
Related allowance for losses        $ 93

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2008 and 2007 was $128,000 and $149,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2008 or 2007.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2008 and 2007 was $22,654,000 and $21,706,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2008 and 2007.

(9)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                                             2008       2007       2006
---------------------------------------------------   ----------   --------   --------
Computed tax expense (benefit)                        $(119,014)  $ 96,935   $ 86,542
Difference between computed and actual tax expense:
   Dividends received deduction                          (7,278)   (10,734)   (10,992)
   Tax credits                                           (5,257)    (6,532)    (2,793)
   Change in valuation allowance                         36,995          6         --
   Expense adjustments and other                          3,018      1,469     (1,105)
                                                      ---------   --------   --------
      Total tax expense (benefit)                     $ (91,536)  $ 81,144   $ 71,652
                                                      =========   ========   ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset (liability) at December 31 were as follows:

IN THOUSANDS                                                2008        2007
------------------------------------------------------   ---------   ---------
Deferred tax assets:
   Policyholder liabilities                              $      --   $   6,357
   Pension and postretirement benefits                      86,330      36,747
   Tax deferred policy acquisition costs                   120,119     112,439
   Deferred gain on individual disability coinsurance       10,746      12,171
   Net realized capital losses                             141,493      50,595
   Net unrealized capital losses                           201,650          --
   Ceding commissions and goodwill                           4,327       6,226
   Other                                                     8,031       7,334
                                                         ---------   ---------
      Gross deferred tax assets                            572,696     231,869
   Less valuation allowance                                (37,001)         (6)
                                                         ---------   ---------
      Deferred tax assets, net of valuation allowance      535,695     231,863
Deferred tax liabilities:
   Policyholder liabilities                                 28,538          --
   Deferred policy acquisition costs                       286,772     249,169
   Premiums                                                 31,048      28,876
   Real estate and property and equipment depreciation       7,398       7,222
   Basis difference on investments                           7,008       7,923
   Net unrealized capital gains                                 --      85,335
   Other                                                    17,361      13,450
                                                         ---------   ---------
      Gross deferred tax liabilities                       378,125     391,975
                                                         ---------   ---------
         Net deferred tax asset (liability)              $ 157,570   $(160,112)
                                                         =========   =========

     The Company has recorded a valuation allowance as of December 31, 2008 related to capital losses and tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain capital losses and certain state operating loss carryforwards will not be realized. A valuation allowance was held as of December 31, 2007 for state operating loss carryforwards.

     At December 31, 2008, state net operating loss carryforwards were $662,000, the majority of which will expire beginning in 2017.

     The increase in deferred tax asset valuation allowance for the years ended December 31, 2008, 2007, and 2006, were $36,995,000, $6,000 and $0, respectively.

     Income taxes paid for the years ended December 31, 2008, 2007, and 2006, were $17,073,000, $76,551,000 and $70,018,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2008       2007
--------------------------------------------------------   -------    -------
Balance at beginning of year                               $20,191    $14,938
Additions based on tax positions related to current year       881      5,303
Additions for tax positions of prior years                   5,206      2,227
Reductions for tax positions of prior years                 (1,562)    (2,277)
                                                           -------    -------
Balance at end of year                                     $24,716    $20,191
                                                           =======    =======

     Included in the balance of unrecognized tax benefits at December 31, 2008 are potential benefits of $6,324,000 that, if recognized, would affect the effective tax rate on income from operations.

     Upon adoption of FIN 48 on January 1, 2007, the Company classifies all interest and penalties related to tax uncertainties as income tax expense. Prior to adoption, interest was classified as general operating expense. As of December 31, 2008, accrued interest and penalties of $2,374,000 are recorded as current income tax liability on the consolidated balance sheets and $989,000 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2008, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2006, the Internal Revenue Service (IRS) completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004. The Company accrued for its applicable share of the taxes assessed as a result of the audit. In May 2007, the audit was re-opened by the Congressional Joint Committee on Taxation for a specific industry-wide issue. This examination was completed in June 2008 with one disputed issue. The Company paid the taxes assessed for the agreed issues in August 2008. For the one disputed issue, the Company made a Section 6603 deposit and is currently in appeals with the IRS Office of Appeals. The consolidated tax returns for 2005, 2006, and 2007 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of Appeals or the current examination will not have a material effect on its financial position.

(10) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2009, the Company expects to contribute the amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

(10) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company also has other postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $5,600,000 to the 401(h) account in 2009, and may contribute additional tax deductible amounts.

     As described in note 4, the Company adopted FAS 158 on December 31, 2007. The adoption of FAS 158 required the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of FAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting FAS 158:

                                                         BEFORE                      AFTER
                                                        ADOPTION    ADOPTION OF    ADOPTION
IN THOUSANDS                                           OF FAS 158     FAS 158     OF FAS 158
----------------------------------------------------   ----------   -----------   ----------
Other assets:
   Prepaid pension asset                                $ 46,708     $(23,882)     $ 22,826
   Intangible asset                                           27          (27)           --
Other liabilities:
   Accrued benefit cost - pension                        (44,430)     (14,822)      (59,252)
   Accrued benefit cost - other postretirement plans     (58,751)       4,021       (54,730)
Accumulated other comprehensive income                    (4,563)     (34,710)      (39,273)

     As described in note 4, effective December 31, 2008 the Company adopted the requirement to measure the funded status for its pension and other postretirement plans as of the date of its year-end financial statements. Prior to implementation of this change, the measurement date for the majority of the Company's pension and other postretirement plans was December 1. Upon adoption of the change in measurement date, the Company recorded a decrease to retained earnings of $1,277,000, net of taxes, and an increase to accumulated other comprehensive income (loss) of $89,000, net of tax.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                          PENSION BENEFITS         OTHER BENEFITS
                                                                       ---------------------    --------------------
IN THOUSANDS                                                              2008        2007        2008        2007
--------------------------------------------------------------------   ---------    --------    --------    --------
Change in benefit obligation:
Benefit obligation at beginning of year                                $ 449,373    $448,102    $ 62,057    $ 63,196
FAS 158 measurement date change                                            4,083          --         526          --
Service cost                                                              17,659      18,528       2,208       2,385
Interest cost                                                             28,675      25,878       4,106       3,665
Amendments                                                                    --         (96)         --          --
Actuarial (gain) loss                                                     17,877     (33,629)     19,916      (5,487)
Benefits paid                                                            (11,209)     (9,410)     (2,345)     (1,702)
                                                                       ---------    --------    --------    --------
Benefit obligation at end of year                                      $ 506,456    $449,373    $ 86,468    $ 62,057
                                                                       =========    ========    ========    ========
Change in plan assets:
Fair value of plan assets at beginning of year                         $ 392,947    $333,565    $  7,327    $  4,924
FAS 158 measurement date change                                            2,731          --          49          --
Actual return on plan assets                                             (85,350)     28,599      (2,983)        339
Employer contribution                                                     70,209      40,193       6,594       3,766
Benefits paid                                                            (11,209)     (9,410)     (2,345)     (1,702)
                                                                       ---------    --------    --------    --------
Fair value of plan assets at end of year                               $ 369,328    $392,947    $  8,642    $  7,327
                                                                       =========    ========    ========    ========
Net amount recognized:
Funded status                                                          $(137,128)   $(56,426)   $(77,826)   $(54,730)
Contributions after measurement date                                          --      20,000          --          --
                                                                       ---------    --------    --------    --------
Net amount recognized                                                  $(137,128)   $(36,426)   $(77,826)   $(54,730)
                                                                       =========    ========    ========    ========
Amounts recognized on the consolidated balance sheets:
Prepaid benefit cost                                                   $     282    $ 21,704    $     --    $     --
Accrued benefit cost                                                    (137,410)    (58,130)    (77,826)    (54,730)
                                                                       ---------    --------    --------    --------
Net amount recognized                                                  $(137,128)   $(36,426)   $(77,826)   $(54,730)
                                                                       =========    ========    ========    ========
Amounts recognized in accumulated other comprehensive income (loss):
Prior service benefit                                                  $   3,133    $  3,613    $ 10,654    $ 11,887
Net actuarial loss                                                      (177,738)    (46,906)    (30,900)     (7,866)
                                                                       ---------    --------    --------    --------
Accumulated other comprehensive income (loss) at end of year           $(174,605)   $(43,293)   $(20,246)   $  4,021
                                                                       =========    ========    ========    ========

                                                   PENSION BENEFITS       OTHER BENEFITS
                                                 --------------------   -------------------
IN THOUSANDS                                        2008       2007       2008       2007
----------------------------------------------   ---------   --------   --------   --------
Accumulated benefit obligation                   $ 362,352   $332,870   $ 86,467    $62,057
Plans with accumulated benefit obligation in
   excess of plan assets:
Projected benefit obligation                     $  70,622   $ 87,887
Accumulated benefit obligation                      49,455     71,473
Fair value of plan assets                           12,055     29,757
Weighted average assumptions used to determine
   benefit obligations:
Discount rate                                         5.78%      6.40%      5.77%      6.37%
Rate of compensation increase                         5.72%      5.71%        --         --
Components of net periodic benefit cost:
Service cost                                     $  17,659   $ 18,528   $  2,208    $ 2,385
Interest cost                                       28,675     25,878      4,106      3,665
Expected return on plan assets                     (30,649)   (25,625)      (590)      (411)
Transition obligation amortization                      --        548         --         --
Prior service benefit amortization                    (443)      (443)    (1,139)    (1,139)
Recognized net actuarial loss                        2,810      7,573        420        692
                                                 ---------   --------   --------    -------
Net periodic benefit cost                        $  18,052   $ 26,459   $  5,005    $ 5,192
                                                 =========   ========   ========    =======
Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income (loss):
Minimum pension liability                        $      --   $  1,389   $     --    $    --
Initial adoption of FAS 158                             --    (38,731)        --      4,021
Net loss (gain)                                   (133,876)        --    (23,488)        --
Amortization of prior service benefit                 (443)        --     (1,139)        --
Amortization of net loss                             2,810         --        420         --
                                                 ---------   --------   --------    -------
Total recognized in other comprehensive
   income (loss)                                 $(131,509)  $(37,343)  $(24,207)   $ 4,021
                                                 =========   ========   ========    =======

     The estimated prior service benefit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2009 are $444,000 and $4,961,000 respectively. The estimated prior service benefit and net actuarial loss for the other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2009 are $1,139,000 and $1,455,000, respectively.

                                           PENSION BENEFITS    OTHER BENEFITS
                                           ----------------   ----------------
                                             2008    2007       2008    2007
                                             ----    ----       ----    ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                                6.40%   5.69%      6.37%   5.71%
Expected long-term return on plan assets     7.77%   7.80%      7.00%   7.00%
Rate of compensation increase                5.71%   5.71%        --      --

     Estimated future benefit payments for pension and other postretirement plans:

                PENSION    OTHER     MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2009           $ 10,284    $ 2,415    $  123
2010             11,512      2,645       135
2011             13,010      2,889       150
2012             14,611      3,134       171
2013             17,522      3,433       192
2014 - 2018     113,111     20,955     1,247

     For measurement purposes, a 8.5% and 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008 and 2007, respectively. The rate was assumed to decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2008 and 2007. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2008 by $11,841,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2008 by $855,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2008 by $9,774,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2008 by $710,000.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate bonds and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2008   2007
                                    ----   ----
Equity securities                    41%    58%
Debt securities                      50%    35%
Insurance company general account     9%     7%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2008, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   50% to 68%
Debt securities                     22% to 41%
Insurance company general account    9% to 12%
Other                                0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 43% equity securities and 57% debt securities. The target asset allocation as of December 31, 2008 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2008, 2007, and 2006 of $10,087,000, $11,603,000 and $10,970,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(11) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                          2008        2007        2006
--------------------------------    --------    --------    --------
Balance at January 1                $602,622    $599,610    $584,771
   Less: reinsurance recoverable     530,178     523,490     507,076
                                    --------    --------    --------
Net balance at January 1              72,444      76,120      77,695
                                    --------    --------    --------
Incurred related to:
   Current year                       74,163      72,665      68,017
   Prior years                        (2,145)     (1,467)      1,098
                                    --------    --------    --------
Total incurred                        72,018      71,198      69,115
                                    --------    --------    --------
Paid related to:
   Current year                       45,694      42,755      37,453
   Prior years                        31,003      31,619      33,237
                                    --------    --------    --------
Total paid                            76,697      74,374      70,690
                                    --------    --------    --------
Disposition of subsidiary                 --        (500)         --
                                    --------    --------    --------
Net balance at December 31            67,765      72,444      76,120
   Plus: reinsurance recoverable     539,315     530,178     523,490
                                    --------    --------    --------
Balance at December 31              $607,080    $602,622    $599,610
                                    ========    ========    ========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $2,145,000 and $1,467,000 in 2008 and 2007, respectively, and increased $1,098,000 in 2006. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(12) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2008          2007          2006
-------------------   ----------    ----------    ----------
Direct premiums       $1,619,867    $1,226,867    $1,086,913
Reinsurance assumed      429,597       419,933       374,505
Reinsurance ceded       (187,188)     (178,809)     (152,479)
                      ----------    ----------    ----------
   Net premiums       $1,862,276    $1,467,991    $1,308,939
                      ==========    ==========    ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $166,794,000, $164,063,000 and $142,801,000 during 2008, 2007, and 2006, respectively.

     On March 7, 2006, the Company entered into a coinsurance agreement with American United Life Insurance Company whereby group life and accident and health accounts representing 1,030 group contracts with associated policy and claim liabilities of approximately $33,256,000 were transferred to the Company effective May 1, 2006 along with assets of $19,607,000. The Company paid a ceding commission in exchange for the liability transfer. Including the ceding commission, total expenses of $13,933,000 were capitalized and included within deferred policy acquisition costs on the consolidated balance sheets. This amount is being amortized over the life of the underlying block of policies included in the coinsurance agreement.

(13) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2008, 2007 or 2006.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2008         2007
------------------------------------------------------   ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,362,207   $1,966,562
      Net amount at risk                                 $  246,130   $    3,867
      Average attained age of contractholders                  56.1         51.2
   As withdrawals are taken
      Account value                                      $  358,692   $  296,165
      Net amount at risk                                 $  103,740   $      635
      Average attained age of contractholders                  62.3         61.7
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $   93,251   $  141,756
      Net amount at risk                                 $   47,165   $    1,840
      Average attained age of contractholders                  66.2         57.3
   At annuitization
      Account value                                      $  210,615   $  317,320
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.9          7.8
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  418,762   $  649,088
      Net amount at risk                                 $  184,013   $    4,703
      Average attained age of contractholders                  56.6         52.0
Guaranteed payout annuity floor:
      Account value                                      $   41,879   $   73,820
      Net amount at risk                                 $       97   $        7
      Average attained age of contractholders                  69.2         68.3

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                                2008         2007
---------------------------------------------           -----------  -----------
Account value (general and separate accounts)           $ 1,877,645  $ 2,566,056
Net amount at risk                                      $37,363,075  $36,423,948
Average attained age of policyholders                          48.0         47.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2008 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED   UNIVERSAL LIFE
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL    AND VARIABLE
IN THOUSANDS                   INCOME BENEFITS        FLOOR         BENEFIT         LIFE
----------------------------   ---------------   --------------   ----------   --------------
Balance at beginning of year       $ 1,501           $ 7,957        $ 5,029        $12,066
Incurred guarantee benefits          5,717            16,376         78,224         11,874
Paid guaranteed benefits            (1,257)             (410)            --         (7,693)
                                   -------           -------        -------        -------
Balance at end of year             $ 5,961           $23,923        $83,253        $16,247
                                   =======           =======        =======        =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2007 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED   UNIVERSAL LIFE
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL    AND VARIABLE
IN THOUSANDS                   INCOME BENEFITS        FLOOR         BENEFIT         LIFE
----------------------------   ---------------   --------------   ----------   --------------
Balance at beginning of year        $  714           $5,816         $ (575)        $ 7,200
Incurred guarantee benefits            891            2,211          5,604          10,617
Paid guaranteed benefits              (104)             (70)            --          (5,751)
                                    ------           ------         ------         -------
Balance at end of year              $1,501           $7,957         $5,029         $12,066
                                    ======           ======         ======         =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives under FAS 133 and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2008 and 2007 (except where noted otherwise):

     - For 2008, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - For 2007, data was compiled from 1,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using all of these scenarios.

     - Mean investment performance was 7.96% and 9.14% for 2008 and 2007, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28% for 2008 and 2007.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2008 and 2007 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     -    General account discount rate was 5.0% for 2008 and 2007.

     -    Separate account discount rate was 7.73% for 2008 and 2007.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

               VARIABLE ANNUITY CONTRACTS   VARIABLE LIFE CONTRACTS
               --------------------------   -----------------------
IN THOUSANDS        2008         2007          2008         2007
------------     ----------   ----------    ----------   ----------
Equity           $1,150,572   $1,907,397    $1,084,011   $1,715,573
Bond                276,207      346,938       120,114      127,669
Balanced            264,336      305,451       125,477      211,332
Money market         92,373       68,508        52,999       37,463
Mortgage             84,874      124,606        49,325       63,253
Real estate          47,737       78,326        29,192       44,140
                 ----------   ----------    ----------   ----------
   Total         $1,916,099   $2,831,226    $1,461,118   $2,199,430
                 ==========   ==========    ==========   ==========

(14) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2008 and 2007, the liability associated with unremitted premiums payable was $19,792,000 and $15,194,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2008 and 2007, the Company had restricted the use of $19,792,000 and $15,194,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(15) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2008 and 2007, the approved accrued interest was $3,008,000. At December 31, 2008 and 2007, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2008 and 2007, accumulated amortization was $592,000 and $545,000, respectively.

     At December 31, 2008, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2009, $0; 2010, $0; 2011, $0; 2012, $0; 2013, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2008, 2007 and 2006, was $10,419,000, $10,301,000 and $10,318,000, respectively.

(16) BUSINESS COMBINATIONS

     During 2008, the Company acquired certain insurance related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill. The Company may be required to pay up to $5,080,000 of additional cash consideration for the 2008 acquisitions subject to specific performance targets in the first three years following the transactions. Any additional cash consideration paid would be recorded as goodwill. The Company also accrued additional minimum consideration it expects to pay in relation to a 2006 acquisition. This additional consideration of $300,000 was recorded as goodwill.

     During 2007, the Company paid additional consideration of $19,072,000 related to its acquisition of Allied Solutions, LLC (Allied) in 2004, all of which was recorded as goodwill. The Company had accrued for $13,572,000 of the additional consideration as of December 31, 2006 and recorded the remaining amount of $5,500,000 in 2007.

     All acquisitions have been accounted for using the purchase method of accounting, as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operation and financial position.

(17) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2008      2007
----------------------------   -------   -------
Balance at beginning of year   $30,671   $25,171
Additions                        2,110     5,500
                               -------   -------
Balance at end of year         $32,781   $30,671
                               =======   =======

     Annual impairment testing of goodwill was completed in 2008. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2008 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2008      2007
----------------------------   -------   -------
Balance at beginning of year   $ 4,861   $ 7,281
Acquisitions                     3,872        --
Amortization                    (2,962)   (2,420)
                               -------   -------
Balance at end of year         $ 5,771   $ 4,861
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2008, 2007 or 2006.

     Intangible asset amortization expense for 2008, 2007 and 2006 in the amount of $2,962,000, $2,420,000 and $2,947,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2009, $1,912,000; 2010, $1,132,000; 2011,
     $890,000; 2012, $726,000; 2013, $620,000.

(18) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $13,099,000, $13,608,000 and $13,137,000 during 2008, 2007 and 2006, respectively. As of
     December 31, 2008 and 2007, the amount due to Advantus under these agreements was $3,958,000 and $3,975,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,689,000, $4,329,000 and $4,235,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2008, 2007 and 2006, the amounts transferred were $12,103,000, $14,775,000, and
     $13,699,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2008 and 2007, the amount payable to the Company was $11,930,000 and $11,917,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2008, 2007, and 2006 were $54,587,000, $52,352,000 and $48,565,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2008, 2007 and 2006 for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2008 and 2006. As of December 31, 2008 and 2007, reserves held under this policy were $12,904,000 and $17,506,000, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $4,166,000, $1,052,000 and $1,362,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2008, 2007 and 2006, respectively. As of December 31, 2008 and 2007, commission revenue due to the Company from its affiliates was $299,000 and $354,000, respectively.

(19) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                                  2008        2007       2006
-------------------------------------------------------   -----------   --------   --------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $(1,194,199)  $ 36,661   $ 68,829
      Reclassification adjustment for
         (gains) losses included in net income (loss)         386,114    (66,086)   (52,470)
   Adjustment to deferred policy acquisition costs            151,153     (2,410)     9,184
   Adjustment to reserves                                      11,007     (2,673)     8,555
   Adjustment to unearned policy and contract fees            (31,074)       754     (1,131)
   Adjustment to pension and other postretirement plans      (155,716)     1,389     (3,380)
                                                          -----------   --------   --------
                                                             (832,715)   (32,365)    29,587
   Income tax (expense) benefit related to items of
      other comprehensive income (loss)                       295,606     13,289    (11,462)
                                                          -----------   --------   --------
   Other comprehensive income (loss), net of tax          $  (537,109)  $(19,076)  $ 18,125
                                                          ===========   ========   ========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                                 2008        2007
----------------------------------------------------      ---------   ---------
Gross unrealized gains                                    $ 217,692   $ 351,438
Gross unrealized losses                                    (781,247)   (106,908)
Adjustment to deferred policy acquisition costs             141,340      (9,813)
Adjustment to reserves                                       (6,706)    (17,713)
Adjustment to unearned policy and contract fees             (28,978)      2,096
Adjustment to pension and other postretirement plans       (194,852)    (39,273)
                                                          ---------   ---------
                                                           (652,751)    179,827
Deferred federal income taxes                               232,304     (63,254)
                                                          ---------   ---------
   Net accumulated other comprehensive income (loss)      $(420,447)  $ 116,573
                                                          =========   =========

(20) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid dividends to Securian Financial Group, Inc. for the years ended December 31 as follows:

IN THOUSANDS          2008      2007      2006
-----------------   -------   -------   -------
Equity securities   $    --   $ 5,400   $   805
Cash                 74,500    10,500    65,000
                    -------   -------   -------
   Total            $74,500   $15,900   $65,805
                    =======   =======   =======

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2008 statutory results, the maximum amount available for the payment of dividends during 2009 by Minnesota Life Insurance Company without prior regulatory approval is $143,199,000.

     For the years ended December 31, Securian Financial Group, Inc. contributed capital to the Company as follows:

IN THOUSANDS                   2008      2007    2006
--------------------------   -------   -------   ----
Fixed maturity securities    $ 7,452   $    --    $--
Equity securities             47,850        --     --
Private equity investments    15,482        --     --
Cash                          11,307    14,000     --
Deferred tax asset             1,799        --     --
                             -------   -------    ---
   Total                     $83,890   $14,000    $--
                             =======   =======    ===

(21) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2008 and 2007, these securities were reported at fair value of $30,906,000 and $10,912,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $229,742,000 as of December 31, 2008. The Company estimates that $92,000,000 of these commitments will be invested in 2009, with the remaining $137,742,000 invested over the next four years.

     As of December 31, 2008, the Company had committed to purchase mortgage loans totaling $450,000 but had not completed the purchase transactions.

     As of December 31, 2008, the Company had committed to purchase corporate bonds totaling $4,975,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2009, $11,267,000; 2010, $11,267,000; 2011, $11,267,000; 2012, $11,267,000;
     2013, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2009, $760,000; 2010, $615,000; 2011, $463,000; 2012, $291,000; 2013, $282,000.
     Lease expense net of sub-lease income for the years ended December 31, 2008, 2007 and 2006 was $8,502,000, $8,670,000, and $8,558,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2009, $3,969,000; 2010, $3,088,000; 2011, $1,891,000; 2012, $1,327,000; 2013, $1,141,000.

     At December 31, 2008, the Company had guaranteed the payment of $72,700,000 policyholder dividends and discretionary amounts payable in 2009. The Company has pledged fixed maturity securities, valued at $78,527,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2008 and 2007 the assets held in trust were $642,731,000 and $632,083,000, respectively. These assets are not reflected in the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2010. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2008 and 2007 was approximately $3,041,000, and $1,780,000, respectively.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2008 and 2007 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,794,000 and $1,611,000 as of December 31, 2008 and 2007, respectively. These assets are being amortized over a five-year period.

(22) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 20 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2008, 2007 and 2006.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $(232,266,000) in 2008, $186,648,000 in 2007, and $172,804,000 in 2006.
     Statutory surplus of these operations was $1,431,990,000 and $1,818,067,000 as of December 31, 2008 and 2007, respectively.

(23) SUBSEQUENT EVENTS

     In February 2009, the Company declared and paid a cash dividend to SFG in the amount of $8,000,000.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                 (In thousands)

                                                                                   AS SHOWN
                                                                                    ON THE
                                                                   MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)       VALUE     BALANCE SHEET (1)
-------------------------------------------------   ----------   ----------   -----------------
Fixed maturity securities
    U.S. government                                 $   36,673   $   44,359       $   44,359
    Agencies not backed by the full faith and
       credit of the U.S. government                    34,250       37,429           37,429
    Foreign governments                                  4,196        4,659            4,659
    Public utilities                                   546,413      518,425          518,425
    Asset-backed securities                            370,439      307,074          307,074
    Mortgage-backed securities                       2,474,227    2,208,436        2,208,436
    All other corporate fixed maturity securities    3,010,523    2,728,576        2,728,576
                                                    ----------   ----------       ----------
       Total fixed maturity securities               6,476,721    5,848,958        5,848,958
                                                    ----------   ----------       ----------
Equity securities:
    Common stocks:
       Public utilities                                  2,285        1,950            1,950
       Banks, trusts and insurance companies            53,174       55,131           55,131
       Industrial, miscellaneous and all other         290,219      291,425          291,425
    Nonredeemable preferred stocks                       3,219        2,055            2,055
                                                    ----------   ----------       ----------
       Total equity securities                         348,897      350,561          350,561
                                                    ----------   ----------       ----------
Mortgage loans on real estate                        1,250,198       xxxxxx        1,250,198
Real estate (2)                                            167       xxxxxx              167
Policy loans                                           334,986       xxxxxx          334,986
Other investments                                      212,195       xxxxxx          212,195
Private equity investments                             436,365       xxxxxx          475,016
Derivative investments                                  57,413       xxxxxx           57,413
Fixed maturity securities on loan                      194,767       xxxxxx          216,753
Equity securities on loan                               35,039       xxxxxx           36,950
                                                    ----------                    ----------
       Total                                         2,521,130       xxxxxx        2,583,678
                                                    ----------                    ----------
Total investments                                   $9,346,748       xxxxxx       $8,783,197
                                                    ==========                    ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                        AS OF DECEMBER 31,
                       ----------------------------------------------------
                                    FUTURE POLICY
                         DEFERRED     BENEFITS,                OTHER POLICY
                          POLICY   LOSSES, CLAIMS               CLAIMS AND
                       ACQUISITION AND SETTLEMENT   UNEARNED     BENEFITS
        SEGMENT           COSTS     EXPENSES (1)  PREMIUMS (2)    PAYABLE
---------------------- ----------- -------------- ------------ ------------
2008:
   Life insurance       $  725,980   $3,081,751     $243,388     $259,668
   Accident and
      health insurance      67,384      735,159       38,549       30,629
   Annuity                 232,606    4,131,998           79           47
                        ----------   ----------     --------     --------
                        $1,025,970   $7,948,908     $282,016     $290,344
                        ==========   ==========     ========     ========
2007:
   Life insurance       $  640,808   $2,992,361     $222,637     $232,343
   Accident and
      health insurance      66,883      727,728       42,345       30,588
   Annuity                 186,659    3,558,481           76           78
                        ----------   ----------     --------     --------
                        $  894,350   $7,278,570     $265,058     $263,009
                        ==========   ==========     ========     ========
2006:
   Life insurance       $  636,082   $2,901,304     $222,080     $199,244
   Accident and
      health insurance      67,863      723,513       44,017       26,211
   Annuity                 168,636    3,578,597           42           48
                        ----------   ----------     --------     --------
                        $  872,581   $7,203,414     $266,139     $225,503
                        ==========   ==========     ========     ========

                                           FOR THE YEARS ENDED DECEMBER 31,
                       ------------------------------------------------------------------------
                                                             AMORTIZATION
                                                 BENEFITS,    OF DEFERRED
                                       NET    CLAIMS, LOSSES    POLICY      OTHER
                         PREMIUM   INVESTMENT AND SETTLEMENT  ACQUISITION OPERATING   PREMIUMS
         SEGMENT       REVENUE (3)   INCOME    EXPENSES (5)     COSTS      EXPENSES WRITTEN (4)
---------------------- ----------- ---------- -------------- ------------ --------- -----------
2008:
   Life insurance       $1,810,444  $307,256    $1,626,544     $173,942    $487,256
   Accident and
      health insurance     154,952    12,113        65,372       19,657      91,637
   Annuity                 400,870   209,847       461,486       43,982     154,491
                        ----------  --------    ----------     --------    --------     ---
                        $2,366,266  $529,216    $2,153,402     $237,581    $733,384     $--
                        ==========  ========    ==========     ========    ========     ===
2007:
   Life insurance       $1,646,730  $302,117    $1,466,006     $128,940    $466,857     $--
   Accident and
      health insurance     161,056    12,477        71,751       18,032      91,294      --
   Annuity                 147,161   207,776       193,856       29,211     137,693      --
                        ----------  --------    ----------     --------    --------     ---
                        $1,954,947  $522,370    $1,731,613     $176,183    $695,844     $--
                        ==========  ========    ==========     ========    ========     ===
2006:
   Life insurance       $1,476,332  $276,838    $1,337,338     $130,272    $433,882     $--
   Accident and
      health insurance     144,927    12,187        62,301       17,126      83,475      --
   Annuity                 135,099   211,375       193,909       30,409     124,959      --
                        ----------  --------    ----------     --------    --------     ---
                        $1,756,358  $500,400    $1,593,548     $177,807    $642,316     $--
                        ==========  ========    ==========     ========    ========     ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                                                    PERCENTAGE
                                                          CEDED TO    ASSUMED FROM                   OF AMOUNT
                                             GROSS         OTHER          OTHER          NET          ASSUMED
                                            AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                         ------------   -----------   ------------   ------------   ----------
2008: Life insurance in force            $551,339,006   $87,113,914   $179,254,141   $643,479,233      27.9%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $  1,099,198   $   101,695   $    416,489   $  1,413,992      29.5%
         Accident and health insurance        227,337        85,493         13,108        154,952       8.5%
         Annuity                              293,332            --             --        293,332       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,619,867   $   187,188   $    429,597   $  1,862,276      23.1%
                                         ============   ===========   ============   ============
2007: Life insurance in force            $475,804,865   $75,404,207   $158,001,860   $558,402,518      28.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    965,515   $    93,133   $    405,267   $  1,277,649      31.7%
         Accident and health insurance        232,066        85,676         14,666        161,056       9.1%
         Annuity                               29,286            --             --         29,286       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,226,867   $   178,809   $    419,933   $  1,467,991      28.6%
                                         ============   ===========   ============   ============
2006: Life insurance in force            $419,319,492   $63,028,552   $154,997,537   $511,288,477      30.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    834,505   $    67,063   $    364,099   $  1,131,541      32.2%
         Accident and health insurance        220,054        85,416         10,289        144,927       7.1%
         Annuity                               32,354            --            117         32,471       0.4%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,086,913   $   152,479   $    374,505   $  1,308,939      28.6%
                                         ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.

                    PART C: OTHER INFORMATION


Item Number      Caption in Part C
   26.           Exhibits

   27.           Directors and Officers of the Minnesota Life Insurance Company

   28.           Persons Controlled by or Under Common Control with Minnesota
                 Life Insurance Company of Minnesota Life Individual Variable
                 Universal Life Account

   29.           Indemnification

   30.           Principal Underwriters

   31.           Location of Accounts and Records

   32.           Management Services

   33.           Fee Representation

PART C: OTHER INFORMATION

Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company



NAME AND PRINCIPAL                                   POSITION AND OFFICES
BUSINESS ADDRESS                                     WITH MINNESOTA LIFE
----------------                                     -------------------
Brian C. Anderson                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                                 Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN 55425

John W. Castro                                   Director
Merrill Corporation
One Merrill Circle
St. Paul, MN 55108

John J. Coughlan                                 Director
XATA Corporation
151 East Cliff Road
Burnsville, MN 55337

Susan L. Ebertz                                  Vice President - Group Insurance
Minnesota Life Insurance Company                 Services
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                                  Senior Vice President - Life
Minnesota Life Insurance Company                 Product Manufacturing
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                                Vice President - Life New
Minnesota Life Insurance Company                 Business
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                                    Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN 55437

John F. Grundhofer                               Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

Thomas A. Gustafson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mark B. Hier                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                                   Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

James E. Johnson                                 Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Wilford J. Kavanaugh                             Senior Vice President - Individual
Minnesota Life Insurance Company                 Distribution Management
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                                  Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                                 Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Richard L. Manke                                 Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert M. Olafson                                Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

H. Geoffrey Peterson                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul,  MN  55101

Kathleen L. Pinkett                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                              Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                                  Director, Senior Vice President and
Minnesota Life Insurance Company                 General Counsel
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                                  Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                                Chairman, President and Chief
Minnesota Life Insurance Company                 Executive Officer
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                                 Director, Executive Vice President
Minnesota Life Insurance Company                 & Vice Chair
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy L. Winter                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                Director, Executive Vice President
Minnesota Life Insurance Company                 and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Individual Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     CNL Financial Corporation (Georgia)

     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     CFG Insurance Services, Inc. (Maryland)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Lafayette Litho, Inc.
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.




Wholly-owned subsidiaries of CNL Financial Corporation:

     Cherokee National Life Insurance Company (Georgia)
     CNL/Insurance America, Inc. (Georgia)
     CNL/Resource Marketing Corporation (Georgia)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Majority-owned subsidiary of  Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life

Individual Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., of each director and officer of Securian Financial Services, Inc. is as follows:


NAME AND PRINCIPAL                     POSITIONS AND OFFICES
BUSINESS ADDRESS                       WITH UNDERWRITER
---------------------------------      --------------------------------
George I. Connolly                     President, Chief Executive Officer
Securian Financial Services, Inc.      and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                    Vice President - Business and
Securian Financial Services, Inc.       Market Development
400 Robert Street North
St. Paul, MN  55101

Lynda S. Czarnetzki                    Vice President - Financial
Securian Financial Services, Inc.      Management and Treasurer
400 Robert Street North
St. Paul, MN  55101

Richard A. Diehl                       Vice President and Chief Investment
Securian Financial Services, Inc.      Officer
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                        Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Scott C. Thorson                       Vice President - Operations
Securian Financial Services Inc.
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                       Vice President, Chief Compliance
Securian Financial Services, Inc.      Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


     NAME OF         NET UNDERWRITING   COMPENSATION ON
    PRINCIPAL          DISCOUNTS AND     REDEMPTION OR     BROKERAGE        OTHER
   UNDERWRITER          COMMISSIONS      ANNUITIZATION    COMMISSIONS   COMPENSATION
   -----------          -----------      -------------    -----------   ------------
Securian Financial
   Services, Inc.        $4,554,207           --              --             --


Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 333-144604, the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Individual Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Saint Paul and the State of Minnesota on the 27th day of April, 2009.


                                MINNESOTA LIFE INDIVIDUAL VARIABLE
                                UNIVERSAL LIFE ACCOUNT
                                                 (Registrant)

                                By: MINNESOTA LIFE INSURANCE COMPANY
                                                  (Depositor)

                                By  /s/ Robert L. Senkler
                                  ----------------------------------------------
                                                Robert L. Senkler
                                              Chairman of the Board,
                                      President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and State of Minnesota on the 27th day of April, 2009.


                                       MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                       By  /s/ Robert L. Senkler
                                         ---------------------------------------
                                                   Robert L. Senkler
                                          Chairman of the Board, President and
                                                Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated.


              SIGNATURE                     TITLE                                       DATE
              ---------                     -----                                       ----
/s/ Robert L. Senkler
-------------------------------             Chairman, President and                     April 27, 2009
Robert L. Senkler                           Chief Executive Officer

*
-------------------------------             Director
Mary K. Brainerd

*
-------------------------------             Director
John W. Castro

*
-------------------------------             Director
John J. Coughlan

*
-------------------------------             Director
Sara H. Gavin

*
-------------------------------             Director
John F. Grundhofer

*
-------------------------------             Director
John H. Hooley

*
-------------------------------             Director
Dennis E. Prohofsky

*
-------------------------------             Director
Dwayne C. Radel


-------------------------------             Director
Trudy A. Rautio

*
-------------------------------             Director
Randy F. Wallake

*
-------------------------------             Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President                    April 27, 2009
-------------------------------             and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)

/s/ Warren J. Zaccaro                       Executive Vice President                    April 27, 2009
-------------------------------             and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)

/s/ David J. LePlavy                        Vice President, Treasurer                   April 27, 2009
-------------------------------             and Controller (treasurer)
David J. LePlavy

/s/ Dwayne C. Radel                         Director and Attorney-in-Fact               April 27, 2009
-------------------------------
Dwayne C. Radel



* Pursuant to power of attorney dated February 10, 2009, a copy of which is filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NUMBER   DESCRIPTION OF EXHIBIT
--------------   ----------------------
26(a)            Resolution of the Board of Directors of Minnesota Life Insurance Company
                 establishing the Minnesota Life Individual Variable Universal Life Account,
                 previously filed on July 16, 2007 as exhibit 26(a) to Minnesota Life Individual
                 Variable Universal Life Account's Form N-6, File Number 333-144604, Initial
                 Registration Statement, is hereby incorporated by reference.

26(b)            Not Applicable.

26(c)(1)         Agent's Contract issued by Minnesota Life Insurance Company, previously filed on December 14, 2007 as exhibit 26(c)(1) to Minnesota Life Individual
                 Variable Universal Life Account's Form N-6, File Number 333-144604,
                 Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(c)(2)         General Agent's Contract issued by Minnesota Life Insurance Company, previously filed on December 14, 2007 as exhibit 26(c)(2) to Minnesota Life Individual
                 Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(c)(3)         The Amended and Restated Distribution Agreement between Minnesota Life
                 Insurance Company and Securian Financial Services, Inc., previously filed on
                 April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number
                 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(d)(1)         Minnesota Life Accumulator Variable Adjustable Universal Life Policy 07-660 Variable
                 Universal Life, previously filed on July 16, 2007 as exhibit 26(d)(1) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604,
                 Initial Registration Statement, is hereby incorporated by reference.

26(d)(2)         Family Term Agreement - Children, form 07-904U, previously filed on July 16, 2007 as exhibit 26(d)(2) to Minnesota Life Individual Variable Universal Life Account's
                 Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(3)         Overloan Protection Agreement, form 07-910, previously filed on July 16, 2007 as exhibit 26(d)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(4)         Waiver of Charges Agreement, form 07-919, previously filed on July 16, 2007 as exhibit 26(d)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(5)         Allocation Options For New Issue, form F48653 Rev 5-2006, previously filed on July 16, 2007 as exhibit 26(d)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(6)         Unisex Endorsement, form E. 1510, previously filed on July 16, 2007 as exhibit 26(d)(6) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604,
                 Initial Registration Statement, is hereby incorporated by reference.

26(d)(7)         Death Benefit Guarantee Agreement, form 07-947, previously filed on July 16, 2007 as exhibit 26(d)(7) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(8)         Term Insurance Agreement, form 06-944R, previously filed on July 16, 2007 as exhibit
                 26(d)(8) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(9)         Exchange of Insureds Agreement, form 06-914, previously filed on July 16, 2007 as exhibit 26(d)(9) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(10)        Accelerated Benefit Agreement, form 02-931, previously filed on July 16, 2007 as exhibit 26(d)(10) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(11)        Waiver of Premium Agreement, form 06-917, previously filed on July 16, 2007 as exhibit
                 26(d)(11) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(12)        Interest Accumulation Agreement, form 08-948, previously filed on February 28, 2008, as exhibit 26(d)(12) to Minnesota Life Individual Variable Universal Life Account's Post-Effective
                 Amendment  Number 1, File Numbers 333-144604 and 811-22093, is hereby incorporated by reference.

26(d)(13)        Early Values Agreement, form 08-939, previously filed on June 18, 2008, as exhibit 26(d)(13) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604,
                 Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(e)(1)         Application Part 1 - New Issue, form F59410 Rev 3-2006, previously filed on July 16, 2007 as exhibit 26(3)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(e)(2)         Application Part 3 - New Issue, form F59536 Rev 3-2006, previously filed on July 16, 2007 as exhibit 26(3)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference

26(e)(3)         Policy Change Application Part 3 (Underwriting Required) - Agreements and Authorizations,
                 form F59534 Rev 3-2006, previously filed on July 16, 2007 as exhibit 26(e)(3) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Initial
                 Registration Statement, is hereby incorporated by reference.

26(e)(4)         Policy Change Application - No Underwriting Required, form F59537 Rev 3-2006, previously filed on July 16, 2007 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal
                 Life Account's Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(e)(5)         Policy Change Application Part 1 - (Underwriting Required), form F59538 Rev 3-2006, previously filed on July 16, 2007 as exhibit 26(e)(5) to Minnesota Life Individual Variable
                 Universal Life Account's Form N-6, File Number 333-144604, Initial Registration Statement, is
                 hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as exhibit 27(f)(1) to Minnesota Life's
                 Variable Life Account's Form N-6, File Number 333-109853,
                 Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number
                 333-120704, Initial Registration Statement, on November 23,
                 2004, is hereby incorporated by reference.

26(g)            YRT Reinsurance Template; Reinsurance Agreement between Minnesota Life
                 Insurance Company and Reinsurer, previously filed on December 14, 2007 as exhibit 26(g) to Minnesota Life Individual Variable Universal Life
                 Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number
                 1, is hereby incorporated by reference.

26(h)(1)(i)      Shareholder Information Agreement between Advantus Series Fund, Inc.
                 and Minnesota Life Insurance Company, filed on April 20, 2007 as
                 Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496,
                 Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(1)(ii)     Participation Agreement among Advantus Series Fund, Inc., Advantus
                 Capital Management, Inc. and Minnesota Life Insurance Company -
                 Previously filed on September 7, 2007 as Exhibit 23(h)(3) to Advantus Series
                 Fund, Inc.'s Form N-1A, File Number 2-96990, Post-Effective Amendment Number
                 35, is hereby incorporated by reference.

26(h)(2)         Participation Agreement among Minnesota Life Insurance Company, Securian
                 Financial Services, Inc., AllianceBernstein L.P., AllianceBernstein
                 Variable Products Series Fund, Inc. and AllianceBernstein Investments,
                 Inc., previously filed on December 14, 2007 as exhibit 26(h)(2) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(3)(i)      Amended and Restated Participation Agreement among Variable Insurance
                 Products Fund, Fidelity Distributors Corporation and Minnesota Life
                 Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to
                 Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number
                 17, is hereby incorporated by reference.

26(h)(3)(ii)     First Amendment to Amended and Restated Participation Agreement among
                 Minnesota Life Insurance Company, Fidelity Distributors Corporation,
                 Variable Insurance Products Fund, Variable Insurance Products Fund II,
                 Variable Insurance Products Fund III and Variable Insurance Products Fund
                 IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(i)      Fund Participation Agreement by and among Minnesota Life Insurance Company,
                 Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                 Distributors, Inc., previously filed on December 14, 2007 as exhibit
                 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's
                 Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is
                 hereby incorporated by reference.

26(h)(4)(ii)     Rule 22c-2 Agreement by and between Financial Investors Variable Insurance
                 Trust and Minnesota Life Insurance Company, previously filed on December
                 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable
                 Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(h)(5)(i)      Participation Agreement as of May 1, 2000 between Franklin Templeton
                 Variable Insurance Products Trust, Franklin Templeton Distributors, Inc.
                 Minnesota Life Insurance Company, previously filed as Exhibit
                 27(h)(14)(i) to Minnesota Life Variable Life Account's Form N-6, File Number
                 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(5)(ii)     Amendment to Participation Agreement as of May 1, 2000 between Franklin
                 Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
                 Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                 27(h)(14)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                 Number 333-96383, Post-Effective Amendment Number 4, on April 30,
                 2003, is hereby incorporated by reference.

26(h)(5)(iii)    Amendment No. 2 to Participation Agreement between Franklin Templeton
                 Variable Insurance Products Trust, Franklin Templeton Distributors,
                 Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
                 27(h)(14)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                 Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is
                 hereby incorporated by reference.

26(h)(5)(iv)     Amendment No. 3 to Participation Agreement by and among Franklin Templeton
                 Variable Insurance Products Trust, Franklin Templeton Distributors, Inc.,
                 Minnesota Life Insurance Company and Securian Financial Services, Inc,
                 previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable
                 Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment
                 Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(5)(v)      Amendment No. 4 to Participation Agreement among Franklin Templeton Variable
                 Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota
                 Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's
                 Form N-6, File Number 33-64395, Post-Effective Amendment Number 13,
                 on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)     Amendment No. 5 to Participation Agreement among Franklin Templeton Variable
                 Insurance Products Trust, Franklin/Templeton Distributors, Inc., and
                 Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number
                 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(5)(vii)    Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and
                 Minnesota Life Insurance Company previously filed on September 6, 2007, as exhibit 24(c)(i)(u) to Variable Annuity Account's Form N-4, File
                 Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(5)(viii)   Amendment No. 6 to Participation Agreement by and among Franklin Templeton
                 Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
                 Minnesota Life Insurance Company, and Securian Financial Services, Inc.,
                 previously filed on December 14, 2007 as exhibit 26(h)(5)(viii) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(6)(i)      Fund Participation Agreement (Institutional Shares) between Janus Aspen
                 Series, Janus Distributors, Inc. and Minnesota Life Insurance Company,
                 previously filed on December 14, 2007 as exhibit 26(h)(6)(i) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(6)(ii)     Rule 22c-2 Shareholder Information Agreement between Janus Capital
                 Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus
                 Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as
                 Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496,
                 Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(i)      Participation Agreement among Vanguard Variable Insurance Fund, The
                 Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life
                 Insurance Company, previously filed on December 14, 2007 as exhibit
                 26(h)(7)(i) to Minnesota Life Individual Variable Universal Life Account's
                 Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is
                 hereby incorporated by reference.

26(h)(8)(i)      Participation Agreement as of September 19, 2003 between Minnesota Life
                 Insurance Company and Waddell & Reed, Inc. previously filed as
                 Exhibit 27(h)(15) to Registrant's Form N-6, File Number 333-96383,
                 Pre-Effective Amendment #1, on February 19, 2004, is hereby incorporated by reference.

26(h)(8)(ii)     Amendment Number One to the Target Funds Participation Agreement among
                 Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target
                 Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-64395, Post-Effective
                 Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(iii)    Shareholder Information Agreement among Ivy Funds Distributor, Inc.,
                 Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20,
                 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number
                 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(8)(iv)     Second Amendment to Target Funds Participation Agreement by and among
                 Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target
                 Funds, Inc., previously filed on December 14, 2007 as exhibit 26(h)(8)(iv)
                 to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(8)(v)      Second Amendment to the Target Funds Participation Agreement among Minnesota
                 Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File
                 Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is
                 hereby incorporated by reference.

26(h)(9)(i)      Participation Agreement among The Universal Institutional Funds, Inc., Morgan
                 Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota
                 Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(z)
                 to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective
                 Amendment Number 3, is hereby incorporated by reference.

26(h)(9)(ii)     Amendment to Schedule A to the Participation Agreement among The Universal
                 Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan
                 Stanley Investment Management Inc., and Minnesota Life Insurance Company,
                 previously filed on December 14, 2007 as exhibit 26(h)(9)(ii) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(9)(iii)    Van Kampen Life Investment Trust Shareholder Information Agreement among
                 Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life
                 Insurance Agreement previously filed in September 6, 2007 as exhibit
                 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230,
                 Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(i)      Investment Accounting Agreement between Securian Financial Group, Inc. and
                 State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to
                 Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                 Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)     First Amendment to Investment Accounting Agreement between Securian
                 Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life
                 Variable Universal Life Account's Form N-6, File Number 333-132009,
                 Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)      Administration Agreement between Securian Financial Group, Inc. and State Street
                 Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable
                 Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1,
                 on February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)     First Amendment to Administration Agreement between Securian Financial
                 Group, Inc. and State Street Bank and Trust Company, previously filed on
                 August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable
                 Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(i)(3)         Administrative Services master letter, Schedule A, and Schedule B between
                 AllianceBernstein Investments, Inc. and the Insurer, previously filed on
                 December 14, 2007 as exhibit 26(i)(3) to Minnesota Life Individual Variable
                 Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(i)(4)         Amended and Restated Service Contract in connection with Fidelity Variable
                 Insurance Products Fund, Variable Insurance Products Fund II, Variable
                 Insurance Products Fund III, Variable Insurance Products Fund IV, and
                 Variable Insurance Products Fund V, previously filed on December 14, 2007 as exhibit 26(i)(4) to Minnesota Life Individual Variable Universal Life
                 Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number
                 1, is hereby incorporated by reference.

26(i)(5)         Fund Shareholder Services Agreement between Minnesota Life Insurance Company and
                 Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to
                 Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496,
                 Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(j)            Not Applicable.

26(k)            Opinion and Consent of Timothy E. Wuestenhagen.

26(l)            Actuarial Opinion of Robert J. Ehren, FSA, CLU.

26(m)            Calculation.

26(n)            Consent of KPMG, LLP.

26(o)            Not Applicable.

26(p)            Not Applicable.

26(q)            Redeemability exemption, previously filed on December 14, 2007 as exhibit
                 26(q) to Minnesota Life Individual Variable Universal Life Account's Form
                 N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(r)            Minnesota Life Insurance Company - Power of Attorney to Sign
                 Registration Statements.
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